File No. 333-120600
Filed on April 30, 2015	File No. 811-21613

SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	11	☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	18	☒

(Check appropriate box or boxes)

VARIABLE ANNUITY ACCOUNT B
(SecureDesigns)
(Exact Name of Registrant)

First Security Benefit Life Insurance and Annuity Company of New York
(Name of Depositor)

800 Westchester Ave., Suite 641 N, Rye Brook, New York 10573
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, Including Area Code:
1-800-355-4570

Chris Swickard, Associate General Counsel
First Security Benefit Life Insurance and Annuity Company of New York
One Security Benefit Place, Topeka, KS 66636-0001
(Name and address of Agent for Service)

Approximate Date of Proposed Public Offering:  As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on May 1, 2015, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on May 1, 2015, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts.

Prospectus

SECUREDESIGNS® VARIABLE ANNUITY

May 1, 2015

Important Privacy Notice Included

See Back Cover

Variable annuity contracts issued by First Security Benefit Life Insurance and Annuity Company of New York and offered by Security Distributors, Inc.

6959	32-69594-00 2015/05/01

SECUREDESIGNS® VARIABLE ANNUITY

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued By:
First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Ave., Suite 641 N
Rye Brook, NY 10573

After July 1, 2015
350 Park Avenue, 14th Floor
New York, NY 10022

1-800-355-4570
Mailing Address: First Security Benefit Life Insurance and Annuity Company of New York P.O. Box 750497 Topeka, Kansas 66675-0497 1-800-888-2461

This Prospectus describes the SecureDesigns Variable Annuity—a flexible purchase payment deferred variable annuity contract (the “Contract”) offered by First Security Benefit Life Insurance and Annuity Company of New York (the “Company”). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available for individuals in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals. This Prospectus is used with both prospective purchasers and current contract owners.
You may allocate your Purchase Payments and Contract Value to one or more of the Subaccounts that comprise a separate account of the Company called the Variable Annuity Account B, or to the Fixed Account. Each Subaccount invests in a corresponding mutual fund (the “Underlying Fund”). The Underlying Funds currently available under the Contract are:1

•	AB VPS Dynamic Asset Allocation (formerly AllianceBernstein VPS Dynamic Asset Allocation)

•	AB VPS Small/Mid Cap Value (formerly AllianceBernstein VPS Small/Mid Cap Value)

•	American Century VP Ultra®

•	American Century VP Value

•	American Funds IS® Asset Allocation

•	American Funds IS® Global Bond

•	American Funds IS® Global Growth

•	American Funds IS® Growth-Income

•	American Funds IS® International

•	American Funds IS® New World

•	BlackRock Equity Dividend V.I.

•	BlackRock Global Allocation V.I.

•	BlackRock High Yield V.I.

•	ClearBridge Variable Aggressive Growth

•	ClearBridge Variable Small Cap Growth

•	Dreyfus IP MidCap Stock

•	Dreyfus IP Small Cap Stock Index

•	Dreyfus IP Technology Growth

•	Dreyfus VIF Appreciation

•	Dreyfus VIF International Value

•	Fidelity® VIP Equity-Income

•	Fidelity® VIP Growth & Income

The Securities and Exchange Commission has not approved or disapproved these securities or determined if the Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment into an Underlying Fund. Prospectuses and summary prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional prospectuses and summary prospectuses for the Underlying Funds by contacting the Company at 1-800-888-2461.
Expenses for this Contract, if purchased with an Extra Credit Rider, may be higher than expenses for a contract without the Extra Credit Rider. The amount of Credit Enhancement may be more than offset by any additional fees and charges.
The Contract is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The value of your Contract can go up and down and you could lose money.

Date:  May 1, 2015

6959	Protected by U.S. Patent No. 7,251,623 B1.	32-69594-00 2015/05/01

•	Fidelity® VIP Growth Opportunities

•	Fidelity® VIP High Income

•	Fidelity® VIP Overseas

•	Franklin Founding Funds Allocation VIP Fund

•	Franklin Income VIP Fund

•	Franklin Mutual Global Discovery VIP Fund

•	Franklin Small Cap Value VIP Fund

•	Franklin Strategic Income VIP Fund

•	Guggenheim VIF All Cap Value

•	Guggenheim VIF Alpha Opportunity

•	Guggenheim VIF CLS AdvisorOne Global Diversified Equity (formerly Guggenheim VIF CLS AdvisorOne Amerigo)

•	Guggenheim VIF CLS AdvisorOne Growth and Income (formerly Guggenheim VIF CLS AdvisorOne Clermont)

•	Guggenheim VIF Floating Rate Strategies

•	Guggenheim VIF Global Managed Futures Strategy

•	Guggenheim VIF High Yield

•	Guggenheim VIF Large Cap Value

•	Guggenheim VIF Long Short Equity

•	Guggenheim VIF Macro Opportunities

•	Guggenheim VIF Managed Asset Allocation

•	Guggenheim VIF Mid Cap Value

•	Guggenheim VIF Money Market

•	Guggenheim VIF Multi-Hedge Strategies

•	Guggenheim VIF Small Cap Value

•	Guggenheim VIF StylePlus Large Core

•	Guggenheim VIF StylePlus Large Growth

•	Guggenheim VIF StylePlus Mid Growth

•	Guggenheim VIF StylePlus Small Growth

•	Guggenheim VIF Total Return Bond

•	Guggenheim VIF World Equity Income

•	Ibbotson Aggressive Growth ETF Asset Allocation

•	Ibbotson Balanced ETF Asset Allocation

•	Ibbotson Conservative ETF Asset Allocation

•	Ibbotson Growth ETF Asset Allocation

•	Ibbotson Income and Growth ETF Asset Allocation

•	Invesco V.I. Comstock

•	Invesco V.I. Equity and Income

•	Invesco V.I. Global Health Care

•	Invesco V.I. Global Real Estate

•	Invesco V.I. Government Securities

•	Invesco V.I. International Growth

•	Invesco V.I. Mid Cap Core Equity

•	Invesco V.I. Mid Cap Growth

•	Invesco V.I. Value Opportunities

•	Ivy Funds VIP Asset Strategy

•	Janus Aspen Enterprise

•	Janus Aspen Janus Portfolio

•	JPMorgan Insurance Trust Core Bond Portfolio

•	Lord Abbett Series Bond-Debenture VC

•	Lord Abbett Series Developing Growth VC

•	MFS® VIT Research International

•	MFS® VIT Total Return

•	MFS® VIT Utilities

•	Morgan Stanley UIF Emerging Markets Equity

•	Neuberger Berman AMT Socially Responsive

•	Oppenheimer Core Bond Fund/VA

•	Oppenheimer Global Fund/VA

•	Oppenheimer Main Street Small Cap Fund®/VA

•	PIMCO VIT All Asset

•	PIMCO VIT CommodityRealReturn Strategy

•	PIMCO VIT Emerging Markets Bond

•	PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

•	PIMCO VIT Low Duration

•	PIMCO VIT Real Return

•	PIMCO VIT Total Return

•	Putnam VT Small Cap Value

•	Royce Capital Fund Micro-Cap

•	T. Rowe Price Health Sciences

•	Templeton Developing Markets VIP Fund

•	Templeton Global Bond VIP Fund

•	Transparent Value Directional Allocation VI

•	Western Asset Variable Global High Yield Bond

1.	Subaccounts other than those listed above may still be operational, but not currently offered as investment options under the Contract. See “Closed Subaccounts.”

Amounts that you allocate to the Subaccounts under the Contract will vary based on investment performance of the Subaccounts. To the extent that you allocate Contract Value to the Subaccounts, the Company does not guarantee any amount of Contract Value.
Amounts that you allocate to the Fixed Account earn interest at rates that are paid by the Company as described in “The Fixed Account.” Contract Value allocated to the Fixed Account is guaranteed by the Company, subject to its financial strength and claims-paying ability.
When you are ready to receive annuity payments, the Contract provides several options for annuity payments. See “Annuity Options.”
This Prospectus concisely sets forth information about the Contract and the Separate Account that you should know before purchasing the Contract. This Prospectus should be kept for future reference. The “Statement of Additional Information,” dated May 1, 2015, which has been filed with the Securities and Exchange Commission (“SEC”), contains certain additional information. The Statement of Additional Information, as it may be supplemented

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from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the Company at P.O. Box 750497, Topeka, KS, 66675-0497 or by calling 1-800-888-2461. The table of contents of the Statement of Additional Information is set forth on page 55 of this Prospectus.
The SEC maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference and other information regarding companies that file electronically with the SEC.

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The Contract is available only in New York. You should not consider this Prospectus to be an offering if the Contract may not be lawfully offered in your state. You should only rely upon information contained in this Prospectus or that we have referred you to. We have not authorized anyone to provide you with information that is different.

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Definitions

Various terms commonly used in this Prospectus are defined as follows:

Accumulation Unit — A unit of measure used to calculate Contract Value.

Administrative Office — First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497.

Annuitant — The person that you designate on whose life annuity payments may be determined. If you designate Joint Annuitants, “Annuitant” means both Annuitants unless otherwise stated.

Annuity — A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

Annuity Options — Options under the Contract that prescribe the provisions under which a series of annuity payments are made.

Annuity Period — The period beginning on the Annuity Start Date during which annuity payments are made.

Annuity Start Date — The date when annuity payments begin as elected by the Owner.

Annuity Unit — A unit of measure used to calculate variable annuity payments under Options 1 through 6.

Automatic Investment Program — A program pursuant to which Purchase Payments are automatically paid from your bank account on a specified day of each month or a salary reduction agreement.

Bonus Credit — For certain Contracts issued between September 1, 2005 and December 31, 2007, an amount added to Contract Value.

Contract — The flexible premium deferred variable annuity contract described in this Prospectus.

Contract Date — The date the Contract begins as shown in your Contract. Annual Contract Anniversaries are measured from the Contract Date. It is usually the date that your initial Purchase Payment is credited to the Contract.

Contract Debt — The unpaid loan balance including loan interest.

Contract Value — The total value of your Contract which includes amounts allocated to the Subaccounts and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

Contract Year — Each twelve-month period measured from the Contract Date.

Credit Enhancement — An amount added to Contract Value under the Extra Credit Rider.

Designated Beneficiary — The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s Estate.

Fixed Account — An account that is part of the Company’s General Account to which you may allocate all or a portion of your Contract Value to be held for accumulation at fixed rates of interest (which may not be less than the Guaranteed Rate) declared periodically by the Company. See the “Fixed Account.”

General Account — All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

Guaranteed Rate — The minimum interest rate earned on the Fixed Account, which accrues daily and ranges from an annual effective rate of 1% to 3%.

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Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

Participant — A Participant under a Qualified Plan.

Purchase Payment — An amount paid to the Company as consideration for the Contract.

Separate Account — The Variable Annuity Account B, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.

Subaccount — A division of the Separate Account of the Company which invests in a corresponding Underlying Fund.

Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.

Valuation Date — Each date on which the Separate Account is valued, which currently includes each day that the New York Stock Exchange is open for trading. The New York Stock Exchange is closed on weekends and on observation of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Valuation Period — A period used in measuring the investment experience of each Subaccount of the Separate Account. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

Withdrawal Value — The amount you will receive upon full withdrawal of the Contract. It is equal to Contract Value less any Contract Debt, any applicable withdrawal charges, any pro rata account administration charge and any uncollected premium taxes. If the Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. The Withdrawal Value during the Annuity Period under Option 5 is the present value of future annuity payments commuted at the assumed interest rate less any applicable withdrawal charges and any uncollected premium taxes.

Summary

This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Account is briefly described under “The Fixed Account” and in the Contract.

Purpose of the Contract — The flexible purchase payment deferred variable annuity contract (the “Contract”) described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.
You may purchase the Contract as a non-tax qualified retirement plan for an individual (“Non-Qualified Plan”). You may also purchase the Contract, on an individual basis, in connection with a retirement plan qualified under Section 403(b), 408, or 408A of the Internal Revenue Code of 1986, as amended (“Qualified Plan”). Please see the discussion under “The Contract” for more detailed information. For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

The Separate Account and the Funds — The Separate Account is divided into accounts referred to as Subaccounts. See “Separate Account.” Each Subaccount invests exclusively in shares of a corresponding Underlying Fund, each of which has a different investment objective and policies.
You may allocate all or part of your Purchase Payments and Contract Value to the Subaccounts. Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the Underlying Fund in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount.

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Fixed Account — You may allocate all or part of your Purchase Payments to the Fixed Account, which is part of the Company’s General Account. Amounts that you allocate to the Fixed Account earn interest at rates determined at the discretion of the Company and are guaranteed to be at least the Guaranteed Rate. See “The Fixed Account.”

Purchase Payments — Your initial Purchase Payment must be at least $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500 ($50 under an Automatic Investment Program). See “Purchase Payments.”

Contract Benefits — You may transfer Contract Value among the Subaccounts and to and from the Fixed Account, subject to certain restrictions as described in “The Contract” and “The Fixed Account.”

At any time before the Annuity Start Date, you may surrender a Contract for its Withdrawal Value, and may make partial withdrawals, including systematic withdrawals, from Contract Value, subject to certain restrictions described in “The Fixed Account.” See “Full and Partial Withdrawals” and “Federal Tax Matters” for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59½.

The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See “Death Benefit” for more information. The Contract provides for several Annuity Options on a variable basis, a fixed basis, or both. The Company guarantees annuity payments under the fixed Annuity Options. See “Annuity Period.”

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:

•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4% ; or
•	0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider option available only at issue. You cannot change or cancel the Rider(s) that you select after they are issued. See the detailed description of the riders under “Optional Riders.”
Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.
For information on riders that are no longer available for purchase, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix C – Bonus Credit Rider.

Free-Look Right — You may return the Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). In this event, the Company will refund to you as of the Valuation Date on which your Contract is delivered to us any Contract Value, plus any charges deducted from such Contract Value, less the Contract Value attributable to any Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Charges and Deductions — The Company does not deduct a sales load from Purchase Payments before allocating them to your Contract Value. Certain charges will be deducted in connection with the Contract as described below.

Contingent Deferred Sales Charge. If you withdraw Contract Value, the Company may deduct a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”). The withdrawal charge will be waived on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount defined as follows.

The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and, in any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. The withdrawal charge applies to the portion of any withdrawal consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. The withdrawal charge does not apply to withdrawals of earnings. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

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The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. (Bonus Credits are subject to withdrawal charges on the same basis as purchase payments in the event of a full or partial withdrawal of any such Bonus Credits.) Each Purchase Payment and Bonus Credit you make is considered to have a certain “age,” depending on the length of time since the Purchase Payment or Bonus Credit was effective. A Purchase Payment or Bonus Credit is “age one” in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

Purchase Payment and Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The amount of the total withdrawal charges assessed against your Contract will never exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be assessed upon: (1) payment of death benefit proceeds, or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. See “Contingent Deferred Sales Charge.”

Mortality and Expense Risk Charge. The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis. The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.85%
At least $25,000 but less than $100,000	0.70%
$100,000 or more	0.60%

During the Annuity Period, the mortality and expense risk charge is 1.25%, in lieu of the amounts set forth above, and is deducted daily. See “Mortality and Expense Risk Charge.”

Optional Rider Charges. The Company deducts a monthly charge from Contract Value for certain Riders that may be elected by the Owner. The amount of the charge is equal to a percentage, on an annual basis, of your Contract Value. The Company generally will deduct the monthly Rider charge from Contract Value allocated to the Separate Account beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date.

For information on rider charges, please see “Optional Rider Expenses” in the Expense Table.

Administration Charge. The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. See “Administration Charge.”

Account Administration Charge. The Company deducts an account administration charge of $30.00 at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. See “Account Administration Charge.”

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Premium Tax Charge. The Company may assess a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. If assessed, this charge will usually be deducted on the Annuity Start Date or upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax was incurred by the Company and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct such taxes when due or anytime thereafter. See “Premium Tax Charge.”

Loan Interest Charge. The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%. Thus, the highest net cost of a loan you may be charged is 4.4%.

Other Expenses. Investment advisory fees and operating expenses of each Underlying Fund are paid by the Underlying Fund and are reflected in the net asset value of its shares. The Owner indirectly bears a pro rata portion of such fees and expenses. See the prospectuses for the Underlying Funds for more information about Underlying Fund expenses.

The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Federal Tax Considerations — All or part of any distribution, including an actual distribution of funds such as a surrender or annuity payment and a pledge or assignment of a contract, is generally taxable as ordinary income, and, in addition, a penalty tax may apply to certain distributions made prior to the Owner's reaching age 59½. Special tax rules apply to Qualified Contracts, and distributions from certain Qualified Contracts may be subject to restrictions. Governing federal tax statutes may be amended, revoked, or replaced by new legislation. Changes in interpretation of these statutes may also occur. We encourage you to consult your own tax adviser before making a purchase of the Contract. (See “Federal Tax Matters.”)

Tax-Free Exchanges — You can generally exchange one contract for another in a ”tax-free exchange” under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this Prospectus, you might have to pay a withdrawal charge and tax, including a possible penalty tax, on your old contract, there will be a new withdrawal charge period for this Contract, other charges may be higher (or lower) and the benefits may be different. You should not exchange another contract for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you this Contract (that person will generally earn a commission if you buy this Contract through an exchange or otherwise). If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

The IRS has also ruled that a partial exchange may also be effected on a tax free basis. However, under certain circumstances, recognition of the gain may be triggered by a distribution from the Contract within one year of the exchange. Please see your tax adviser for further information.

Contacting the Company — You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to First Security Benefit Life Insurance and Annuity Company of New York, P.O. Box 750497, Topeka, Kansas 66675-0497 or by phone by calling 1-800-888-2461.

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Expense Table

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract. During the Annuity Period, the Company may impose different fees and expenses not reflected in the following tables or Example. See “Mortality and Expense Risk Charge.”

Sales Load on Purchase Payments	None
Deferred Sales Charge (as a percentage of amount withdrawn attributable to Purchase Payments)	7%1
Transfer Fee (per transfer)	None
Periodic Expenses are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Underlying Funds.
Account Administration Charge	$302
Net Loan Interest Charge3	4.4%
Separate Account Annual Expenses (as a percentage of average Subaccount daily net assets)
Annual Mortality and Expense Risk Charge	0.85%4
Annual Administration Charge	0.15%
Maximum Annual Charge for Optional Riders	1.70%5
Total Separate Account Annual Expenses	2.70%
1    The amount of the contingent deferred sales charge is determined by reference to how long your Purchase Payments have been held under the Contract. A free withdrawal is available in each Contract Year equal to (1) 10% of Purchase Payments, excluding any Credit Enhancements, and /or Bonus Credits, in the first Contract Year, and (2) 10% of Contract Value as of the beginning of the Contract Year in each subsequent Contract Year. See “Full and Partial Withdrawals” and “Contingent Deferred Sales Charge” for more information.
2    An account administration charge of $30 is deducted at each Contract Anniversary and a pro rata account administration charge is deducted (1) upon full withdrawal of Contract Value; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. The account administration charge will be waived if your Contract Value is $50,000 or more upon the date it is to be deducted.
3    The net loan cost of 4.4% is the difference between the  amount of interest the Company charges you for a loan (7.4%) and the amount of interest the Company credits to the Loan Account (3%).
4    The mortality and expense risk charge is reduced for larger Contract Values as follows: Less than $25,000 – 0.85%; At least $25,000 but less than $100,000 – 0.70%; $100,000 or more – 0.60%. Any mortality and expense risk charge above the minimum charge of 0.60% is deducted from your Contract Value on a monthly basis. During the Annuity Period, the annual mortality and expense risk charge is 1.25%, in lieu of the amounts described above, and is deducted daily. See the discussion under “Mortality and Expense Risk Charge.”
5    If you purchase any optional riders, the charge will be deducted from your Contract Value. (See the applicable Rider charges in the table below.) Total rider charges cannot exceed 1.70% of Contract Value (1.55% for Contracts was issued before September 1, 2005 without the 0-Year Alternate Withdrawal Charge Rider; and 1.00% with the 0-Year Alternate Withdrawal Charge Rider).

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Optional Rider Expenses (as a percentage of Contract Value allocated to the Subaccounts)
	Rate1	Annual Rider Charge
Riders Available for Purchase with the Contract:
Annual Stepped Up Death Benefit Rider	---	0.25%
Extra Credit Rider3	4%	0.55%
Alternate Withdrawal Charge Rider	0-Year	0.70%
	4-Year	0.60%4
Riders Available for Purchase ONLY Prior to February 1, 2010
Guaranteed Minimum Income Benefit Rider	3%	0.25%
	5%	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	---	0.55%2
Extra Credit Rider3	3%	0.40%
	5%	0.70%
1    Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

2    The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” In Appendix B – Riders Available for Purchase Only Prior to February 1, 2010. The current charge for such Rider is used in calculating the maximum Rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider).

3    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

4    If the Company issued your rider before September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.

The table below shows the minimum and maximum total operating expenses charged by the Underlying Funds. You will pay the expenses of the Underlying Funds corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Underlying Fund’s fees and expenses is contained in its prospectus.

	Minimum	Maximum
Gross Annual Underlying Fund Operating Expenses1	0.63%	7.96%
Net Annual Underlying Fund Operating Expenses (after contractual waivers/reimbursements)2	0.60%	1.60%
1    Expenses deducted from Underlying Fund assets include management fees, distribution (12b-1) fees, service fees and other expenses. The maximum expenses above represent the total annual operating expenses of that Underlying Fund with the highest total operating expenses for the one-year period ended December 31, 2014, and the minimum expenses represent the total annual operating expenses of that Underlying Fund with the lowest total operating expenses for the one-year period ended December 31, 201 4 .

 Current and future total operating expenses of the Underlying Funds could be higher or lower than those shown in the table.

2    Certain of the Underlying Funds have entered into contractual expense waiver or reimbursement arrangements that reduce fund expenses during the period of the arrangement. These arrangements vary in length, and are in place at least through April 30, 2016.

Example — This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, the account administration charge, separate account annual expenses (including the maximum rider charge) and Underlying Fund fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expense of

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the Contract and any of the Underlying Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Based on Maximum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$970	$1,588	$2,126	$3,629
If you do not surrender or you annuitize your Contract	$334	$1,025	$1,738	$3,629

Based on Minimum Underlying Fund Expenses	1 Year	3 Years	5 Years	10 Years
If you surrender your Contract at the end of the applicable time period	$1,065	$3,146	$5,161	$10,407
If you do not surrender or you annuitize your Contract	$433	$2,596	$4,790	$10,407

Condensed Financial Information

Condensed financial information appears in Appendix A of this Prospectus.

Information About the Company, the Separate Account, and the Funds

First Security Benefit Life Insurance and Annuity Company of New York — The Company is a life insurance company organized under the laws of the State of New York on November 8, 1994. The Company offers variable annuity contracts in New York and is admitted to do business in that state. On September 8, 1995, the Company merged with and is the successor corporation of Pioneer National Life Insurance Company, a stock life insurance company organized under the laws of the State of Kansas. The Company is a wholly-owned subsidiary of Security Benefit Corporation (“Security Benefit”), and is ultimately controlled by Sammons Enterprises, Inc., Dallas, Texas. Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services and industrial distribution.

The Principal Underwriter for the Contract is Security Distributors, Inc. (“SDI”), One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, an affiliate of the Company, is registered as a broker-dealer with the SEC and is a subsidiary of Security Benefit.

Published Ratings — The Company may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor’s. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best’s Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor’s Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings , which are subject to change, are opinions as to an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

Separate Account — The Company established the Separate Account under New York law on January 22, 1996. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Contract contains a provision stating that assets held in the Separate Account may not be charged with liabilities arising from other business that the Company conducts. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations

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under the Contract. Such Separate Account assets are not subject to claims of the Company’s creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.

The Separate Account consists of accounts referred to as Subaccounts. The Contract provides that the income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a corresponding Underlying Fund. The Company may in the future establish additional Subaccounts of the Separate Account, which may invest in other Underlying Funds or in other securities or investment vehicles. See “Substitution of Investments.”

The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the “1940 Act”). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.

Underlying Funds — Each Underlying Fund is an open-end management investment company. It is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Underlying Funds. Each Underlying Fund pursues different investment objectives and policies.

As described in more detail in the Underlying Fund prospectuses, certain Underlying Funds employ a managed volatility strategy that is intended to reduce the Underlying Fund’s overall volatility and downside risk, and to help us manage the risks associated with providing certain guaranteed rider benefits under the Contract. Use of the managed volatility strategy may impact the value of certain guaranteed rider benefits. During rising markets, the hedging strategies employed to manage volatility could result in your account value rising less than would have been the case   if you had been invested in an Underlying Fund without the managed volatility strategy. In addition, the cost of these   hedging strategies may negatively impact performance. On the other hand, investing in Underlying Funds with the managed volatility strategy may be helpful in a declining market with higher market volatility because   the hedging strategy will reduce your equity exposure in such circumstances. In such cases, your account value may decline less than would have been the case if you had not invested in Underlying Funds with the managed volatility strategy.

Certain Underlying Funds invest substantially all of their assets in other funds (“funds of funds”). As a result, you will pays fees and expenses at both fund levels, which will reduce your investment return. In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities .

Certain Underlying Funds (sometimes called “alternative funds”) invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. These alternative investments involve a mix of strategies that offer potential diversification benefits beyond traditional investment strategies, but such alternative investment strategies may be riskier than traditional investment strategies. The strategies often involve leverage or use various complex hedging techniques, like options and derivatives, which typically result in a low or negative correlation to traditional investments in debt or equities: this means that when the value of traditional investments is decreasing, the value of alternative asset classes may increase; the inverse is also true–when traditional investments are performing   well, alternative asset classes may earn lower or negative returns. For a complete list of risks, as well as a discussion of risks and investment strategies, please refer to the Underlying Funds’ prospectus.

Shares of the Underlying Funds currently are not publicly traded mutual funds. They are available only as investment options in variable annuity or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. Certain Underlying Funds have similar investment objectives and policies to other mutual funds managed by the same adviser. The investment results of the Underlying Funds, however, may be higher or lower than the results of such other funds. There can be no assurance, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other fund, even if both the Underlying Fund and the other fund are managed by the same adviser.

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Because the Underlying Funds may serve as investment vehicles for both variable life insurance policies and variable annuity contracts (“mixed funding”) and shares of the Underlying Funds also may be sold to separate accounts of other insurance companies (“shared funding”), material conflicts could occur. The Company currently does not foresee any disadvantages to Owners arising from either mixed or shared funding; however, due to differences in tax treatment or other considerations, it is possible that the interests of Owners of various contracts for which the Underlying Funds serve as investment vehicles might at some time be in conflict. However, the Company, each Underlying Fund’s Board of Directors, and any other insurance companies that participate in the Underlying Funds are required to monitor events in order to identify any material conflicts that arise from the use of the Underlying Funds for mixed and/or shared funding. If such a conflict were to occur, the Company would take steps necessary to protect Owners including withdrawal of the Separate Account from participation in the Underlying Fund(s) involved in the conflict. This might force an Underlying Fund to sell securities at disadvantageous prices.

A list of each Underlying Fund, its share class, if applicable, a summary of its investment objective, and its investment adviser is set forth at the end of this prospectus.  We cannot assure that any Underlying Fund will achieve its objective. More detailed information is contained in the prospectus of each Underlying Fund, including information on the risks associated with its investments and investment techniques.

An Underlying Fund Prospectus will be provided upon receipt of your first Purchase Payment into an Underlying Fund. Prospectuses and summary prospectuses for the Underlying Funds should be carefully read in conjunction with this Prospectus before investing. You may obtain additional prospectuses and summary prospectuses for the Underlying Funds by contacting the Company.

Certain Payments the Company and its Affiliate Receive With Regard to the Underlying Funds. The Company (and its affiliates) may receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof. The Company negotiates these payments and thus they differ by Underlying Fund (sometimes substantially), and the amounts the Company (or its affiliates) receive may be significant. Making these payments may provide an adviser, sub-adviser, or distributor (or affiliate thereof) with increased access to the Company and its affiliates involved in the distribution of the Contract. Proceeds from these payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as an intermediary, the Underlying Funds. The Company and its affiliates may profit from these payments.

12b-1 Fees. The Company and/or its affiliate, Security Distributors, Inc. (“SDI”), the principal underwriter for the Contract, receive 12b-1 fees from certain of the Underlying Funds that are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and certain other variable insurance contracts issued or administered by the Company (or its affiliates). Rule 12b-1 fees are paid out of Underlying Fund assets as part of the Underlying Fund’s total annual underlying fund operating expenses. Payments made out of Underlying Fund assets will reduce the amount of assets that would otherwise be available for investment, and will reduce the Underlying Funds’ investment returns. Currently, the Company and SDI receive 12b-1 fees ranging from 0% to 0.35% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Payments from Underlying Fund Service Providers. The Company (and/or its affiliates) also receives payments from the investment advisers, sub-advisers, or distributors (or affiliates thereof) of certain of the Underlying Funds (including affiliated Underlying Funds). These payments may be derived, in whole or in part, from the investment advisory fee deducted from Underlying Fund assets. Owners, through their indirect investment in the Underlying Funds, bear the costs of these investment advisory fees (see the Underlying Funds’ prospectuses for more information). These payments are based on a percentage of the average daily net assets of the particular Underlying Fund attributable to the Contract and to certain other variable insurance contracts issued or administered by the Company (or its affiliates). Currently, the Company and its affiliates receive payments that range from 0% to 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund.

Other Payments. An Underlying Fund’s adviser, sub-adviser, distributor, or affiliates may provide the Company (or its affiliates) and/or broker-dealers that sell the Contract (“selling firms”) with wholesaling services to assist the Company in the distribution of the Contract, may pay the Company (or its affiliates) and/or selling firms amounts to participate in national and regional sales conferences and meetings with the sales desks, and may provide the Company (or its affiliates) and/or selling firms with occasional gifts, meals, tickets, or other compensation as an incentive to market the Underlying Funds and to cooperate with their promotional efforts.

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For details about the compensation payments the Company makes in connection with the sale of the Contract, see “Sale of the Contract.”

Total Payments. Currently, the Company and its affiliates, including SDI, receive payments from the Underlying Funds, their advisers, sub-advisers, and distributors, or affiliates thereof in the form of 12b-1 fees and/or other payments that range in total from 0% to a maximum of 0.60% of the average net assets of the Contract (and certain other variable insurance contracts issued or administered by the Company (or its affiliates)) invested in the Underlying Fund on an annual basis.

Selection of Underlying Funds. The Company selects the Underlying Funds offered through the Contract based on several criteria, including asset class coverage, the strength of the investment adviser’s (or sub-adviser’s) reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor the Company considers during the selection process is whether the Underlying Fund, its adviser, its sub-adviser, or an affiliate will make payments to the Company or its affiliates, as described above. The Company also considers whether the Underlying Fund’s adviser is one of its affiliates, and whether the Underlying Fund, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for sale of the Contract. The Company reviews each Underlying Fund periodically after it is selected. Upon review, the Company may remove an Underlying Fund or restrict allocation of additional Purchase Payments and/or transfers of Contract Value to an Underlying Fund if it determines the Underlying Fund no longer meets one or more of the criteria and/or if the Underlying Fund has not attracted significant contract owner assets. The Company does not recommend or endorse any particular Underlying Fund, and does not provide investment advice.

The Contract

General — The Company issues the Contract offered by this Prospectus. It is a flexible purchase payment deferred variable annuity. To the extent that you allocate all or a portion of your Purchase Payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner under a Contract who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving annuity payments, the Contract provides several Annuity Options under which the Company will pay periodic annuity payments on a variable basis, a fixed basis or both, beginning on the Annuity Start Date. The amount that will be available for annuity payments will depend on the investment performance of the Subaccounts to which you have allocated Purchase Payments and the amount of interest credited on Contract Value that you have allocated to the Fixed Account.

The Contract is available for purchase by an individual as a non-tax qualified retirement plan (“Non-Qualified Plan”). The Contract is also eligible for purchase in connection with certain tax qualified retirement plans that meet the requirements of Section 403(b), 408, or 408A of the Internal Revenue Code (“Qualified Plan”). Certain federal tax advantages are currently available to retirement plans that qualify as (1) annuity purchase plans of public school systems and certain tax-exempt organizations under Section 403(b), or (2) traditional and Roth individual retirement accounts or annuities, including traditional IRAs established by an employer under a simplified employee pension plan or a SIMPLE IRA plan, under Section 408. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan. If you are purchasing the contract as an investment vehicle for a Section 403(b), 408, or 408A Qualified Plan, you should consider that the Contract does not provide any additional tax advantages beyond those already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

Important Information About Your Benefits Under the Contract — The benefits under the Contract are paid by us from our General Account assets and/or your Contract Value held in the Separate Account. It is important that you understand that payment of benefits from the Separate Account is not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account. Your Contract permits you to allocate Purchase Payments and Contract Value to various Subaccounts. You bear all of the investment risk for allocations to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets are segregated and cannot be charged with liabilities arising from any other business that we may conduct.

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Assets in the General Account. The Contract also permits you to allocate Purchase Payments and Contract Value to the Fixed Account. Amounts allocated to the Fixed Account, plus any guarantees under the Contract that exceed your Contract Value (such as those associated with the guaranteed death benefit and any enhanced death benefits provided by rider, a guaranteed minimum withdrawal benefit rider, or a guaranteed minimum income benefit rider), are paid from our General Account. We issue other types of insurance policies and financial products as well, and we pay our obligations under these products from our assets in the General Account.

Any amounts that we are obligated to pay under the Contract from the General Account are subject to our financial strength and claims-paying ability. An insurance company’s financial strength and claims-paying ability may be affected by, among other factors, adverse market developments. Adverse market developments may result in, among other things, realized losses on General Account investments, unrealized losses on such investments (which may or may not result in accounting impairments), increased reserve requirements, and a reduction of capital both absolutely and relative to minimum, regulatory required capital (some of which are cash items and some of which are non-cash items). Adverse market developments are an inherent risk to our, and any insurer’s, General Account.

Our Ratings. You will find, at www.securitybenefit.com, information on ratings assigned to the Company by third-party rating organizations A.M. Best Company and Standard & Poor’s. These ratings are opinions of our capacity to meet the obligations of our insurance and annuity contracts based on our financial strength and claims-paying ability.

Financial Statements. We encourage both existing and prospective Contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis, as required by our state regulators who oversee our financial strength and/or claims paying ability, and according to Generally Accepted Accounting Principles (GAAP). Our most recently available audited GAAP financial statements are included in the Statement of Additional Information, which is available at no charge by writing us at our Administrative Office, One Security Benefit Place, Topeka, Kansas 66636, or by calling us at 1-800-888-2461. You also may obtain our most recent quarterly and annual unaudited statutory financial statements, as well as our most recently available annual audited statutory financial statements, by calling us at 1-800-888-2461 or by visiting www.securitybenefit.com. Please note that accounting principles and rules used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from the principles and rules used to prepare GAAP financial statements, and the resulting differences may be material.

Application for a Contract — If you wish to purchase a Contract, you may submit an application and an initial Purchase Payment to the Company, as well as any other form or information that the Company may require. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company’s underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

The maximum age of an Owner or Annuitant for which a Contract will be issued is age 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

Optional Riders — Upon your application for the Contract, you may select one or more of the following riders:

•	Annual Stepped Up Death Benefit;
•	Extra Credit at 4%; or
•	0-Year or 4-Year Alternate Withdrawal Charge.

The Company makes each rider option available only at issue. You cannot change or cancel the Rider(s) that you select after they are issued. See the detailed description of the riders below.

For information on riders that are no longer available for purchase, please see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix C – Bonus Credit Rider .

      Please note that any amount that we may pay or make available under any optional rider that is in excess of Contract Value is subject to our financial strength and claims-paying ability.

Annual Stepped Up Death Benefit — This rider makes available an enhanced death benefit upon the death of the Owner or any Joint Owner prior to the Annuity Start Date. The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the Extra Credit Rider was in effect, the Company will reduce death benefit proceeds by the amount of any Credit Enhancement applied to the Subaccounts within 12 months preceding the date of the Owner’s death; provided that the death benefit defined in 1 below will not be so reduced. However, the Company will not reduce

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death benefit proceeds by the amount of any Credit Enhancement applied to the Fixed Account. If an Owner dies prior to the Annuity Start Date, the amount of the death benefit under this rider will be the greatest of:

1.	The sum of all Purchase Payments and, if applicable, Credit Enhancements applied to the Fixed Account, less any withdrawals (including systematic withdrawals) and withdrawal charges;

2.	The Contract Value on the Valuation Date due proof of death and instructions regarding payment for each Designated Beneficiary are received by the Company; or

3.	The Stepped Up Death Benefit.

The Stepped Up Death Benefit is calculated as of each of the following Valuation Dates:  (a) each Contract Anniversary; and (b) the date of any Purchase Payment or withdrawal. The Stepped Up Death Benefit is the largest result determined for the following calculation as of the date of receipt of instructions regarding payment of the death benefit:

•	The Contract Value on each Contract Anniversary that occurs prior to the oldest Owner attaining age 81; plus

•	Any Purchase Payments received by the Company since the applicable Contract Anniversary; less

•
An adjustment for any withdrawals (including systematic withdrawals) and withdrawal charges made since the applicable anniversary. In the event of a withdrawal (including a systematic withdrawal), the Stepped Up Death Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

If an Owner dies prior to the Annuity Start Date, but due proof of death and instructions regarding payment are not received by the Company at its Administrative Office within 12 months of the date of the Owner’s death, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary(ies) can show that it was not reasonably possible to furnish due proof of death and instructions regarding payment within 12 months of the date of the Owner’s death and the Designated Beneficiary(ies) furnish such proof of death and instructions as soon as reasonably possible, the Company shall not so reduce the death benefit and shall calculate it as set forth above.

This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger. See the discussion under “Death Benefit.”

Extra Credit — This rider makes available a Credit Enhancement, which is an amount added to your Contract Value by the Company. You may purchase this rider only at issue. A Credit Enhancement of 4% of Purchase Payments, as elected in the application, will be added to Contract Value for each Purchase Payment made in the first Contract Year. Prior to February 1, 2010, a Credit Enhancement of 3% or 5% was also available for Election. Any Credit Enhancement will be allocated among the Subaccounts in the same proportion as your Purchase Payment. This rider is available only if the age of the Owner on the Contract Date is age 80 or younger.

In the event of a full or partial withdrawal, the Company will recapture all or part of any Credit Enhancement that has not yet vested. An amount equal to 1/7 of the Credit Enhancement will vest as of each anniversary of the rider’s date of issue and the Credit Enhancement will be fully vested at the end of seven years from that date. The amount to be forfeited in the event of a withdrawal is equal to a percentage of the Credit Enhancement that has not yet vested. The percentage is determined for each withdrawal as of the date of the withdrawal by dividing:

1.	The amount of the withdrawal, including any withdrawal charges, less the Free Withdrawal Amount, by
2.	Contract Value immediately prior to the withdrawal.

The Company will recapture Credit Enhancements on withdrawals only to the extent that total withdrawals in a Contract Year, including systematic withdrawals, exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements, made during the year and, for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year. In addition, the Company does not recapture Credit Enhancements on withdrawals made to pay the fees of your registered investment adviser, provided that your adviser has entered into a variable annuity adviser agreement with the Company.

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The Company may recapture Credit Enhancements in the event of a full or partial withdrawal as discussed above. If you exercise your right to return the Contract during the Free-Look period, your Contract Value will be reduced by the value of any Credit Enhancements applied. See “Free-Look Right.” Death benefit proceeds may exclude all or part of any Credit Enhancements. See “Death Benefit” and the discussions of the Annual Stepped Up Death Benefit Rider.

The Company expects to make a profit from the charge for this rider and funds payment of the Credit Enhancements through the rider charge and the vesting schedule. The Extra Credit Rider would make sense for you only if you expect your average annual return (net of expenses of the Contract and the Underlying Funds) to exceed the applicable amount set forth in the table below, and you do not expect to make Purchase Payments to the Contract after the first Contract Year. The returns below represent the amount that must be earned each year during the seven-year period beginning on the Contract Date to break even on the rider. The rate of return assumes that all Purchase Payments are made during the first Contract Year when the Credit Enhancement is applied to Purchase Payments. If Purchase Payments are made in subsequent Contract Years, the applicable rider charge increases in correlation to Purchase Payments and no offsetting Credit Enhancement will be available. As a result, the rate of return required to break even would be higher.

If your actual returns are greater than the amounts set forth below and you make no Purchase Payments after the first Contract Year, you will profit from the purchase of the rider. If your actual returns are less, or if you make additional Purchase Payments that are not eligible for the Credit Enhancement, you will be worse off than if you had not purchased the rider. Please note that the returns below are net of Contract and Underlying Fund expenses so that you would need to earn the amount in the table plus the amount of applicable expenses to break even on the rider.

Interest Rate	Rate of Return (net of expenses)
3%*	-5.00%
4%	-1.50%
5%*	0.80%
*Effective February 1, 2010, the 3% and 5% Credit Enhancement are no longer available for election with the Extra Credit rider.

The Internal Revenue Code generally requires that interests in a tax-qualified Contract be nonforfeitable, and it is unclear whether the Credit Enhancement feature is consistent with those requirements. Consult a tax advisor before purchasing this rider as part of a tax-qualified Contract.

Alternate Withdrawal Charge — This Rider makes available an alternative withdrawal charge schedule. You may select one of the following schedules at the time of purchase of the Rider, which is available only at issue.

0-Year Schedule		4-Year Schedule
Purchase Payment Age (in years)	Withdrawal Charge	Purchase Payment Age (in years)	Withdrawal Charge
0 and over	0%	1	7%
		2	7%
		3	6%
		4	5%
		5 and over	0%

If you purchase this Rider, the withdrawal charge schedule above will apply in lieu of the 7-year withdrawal charge schedule described under “Contingent Deferred Sales Charge.” If you have also purchased the Extra Credit Rider, you may forfeit all or part of any Credit Enhancement in the event of a full or partial withdrawal. You should consider whether purchasing an Extra Credit Rider (which recaptures all or a portion of the related Credit Enhancements upon any withdrawal within seven years) with an Alternate Withdrawal Charge Rider (which provides a 0 or 4 year withdrawal charge schedule) are appropriate based on your circumstances. See “Extra Credit.”

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Riders Previously Available for Purchase— A number of other riders previously offered with the Contract are no longer available for purchase. Please refer to Appendix B – Riders Available for Purchase Only Prior to February 1, 2010 and Appendix C – Bonus Credit Rider for a description of these riders.

Purchase Payments — The minimum initial Purchase Payment for the purchase of a Contract is $10,000. Thereafter, you may choose the amount and frequency of Purchase Payments, except that the minimum subsequent Purchase Payment is $500. The minimum subsequent Purchase Payment if you elect an Automatic Investment Program is $50. The Company may reduce the minimum Purchase Payment requirement under certain circumstances. The Company will not accept without prior Company approval aggregate Purchase Payments in an amount that exceeds $1,000,000 under any variable annuity contract(s) issued by the Company for which you are the Owner and/or Joint Owner. The Company has the right to refuse any Purchase Payment.

The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received by the Company; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. The application form will be provided by the Company. If you submit your application and/or initial Purchase Payment to your registered representative, the Company will not begin processing the application and initial Purchase Payment until the Company receives them from your representative’s broker-dealer.

Sometimes the Purchase Payment is not preceded by or accompanied by a complete application.  The application includes your affirmative consent permitting the Company to hold your initial Purchase Payment beyond five Valuation Dates in its effort to complete your application. If your application is incomplete, and the Company is unable to resolve the problem within five Valuation Dates, the Company will notify you in writing of the reasons for the delay. If you affirmatively revoke the consent given with your application to hold your initial Purchase Payment pending resolution of the problem, we will return your Purchase Payment.  Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.

The Company will credit subsequent Purchase Payments as of the end of the Valuation Period in which they are received by the Company at its Administrative Office; however, subsequent Purchase Payments received at or after the cut-off time of 3:00 p.m. Central time will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” Purchase Payments after the initial Purchase Payment may be made at any time prior to the Annuity Start Date, so long as the Owner is living. Subsequent Purchase Payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent Purchase Payments may be paid under an Automatic Investment Program. The initial Purchase Payment required must be paid before the Company will accept the Automatic Investment Program. If you submit a subsequent Purchase Payment to your registered representative, the Company will not begin processing the Purchase Payment until the Company receives it from your representative’s broker-dealer.

If mandated under applicable law, the Company may be required to reject a purchase payment. The Company also may be required to provide additional information about an Owner’s account to government regulators. In addition, the Company may be required to block an Owner’s account and thereby refuse to pay any request for transfers, full or partial withdrawals (including systematic withdrawals), or death benefits until instructions are received from the appropriate regulator.

Allocation of Purchase Payments — In an application for a Contract, you select the Subaccounts or the Fixed Account to which Purchase Payments will be allocated. Purchase Payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no Purchase Payment allocation is permitted that would result in less than $25.00 per payment being allocated to any one Subaccount or the Fixed Account. The allocations may be a whole dollar amount or a whole percentage. Available allocation alternatives include the Subaccounts and the Fixed Account.

You may change the Purchase Payment allocation instructions by submitting a proper written request to the Company’s Administrative Office. A proper change in allocation instructions will be effective upon receipt by the Company at its Administrative Office and will continue in effect until you submit a change in instructions to the Company. You may make changes in your Purchase Payment allocation and changes to an existing Dollar Cost Averaging or Asset Reallocation Option by telephone provided the proper form is properly completed, signed, and filed at the Company’s Administrative Office. Changes in the allocation of future Purchase Payments have no effect

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on existing Contract Value. You may, however, transfer Contract Value among the Subaccounts and the Fixed Account in the manner described in “Transfers of Contract Value.”

Dollar Cost Averaging Option — Prior to the Annuity Start Date, you may dollar cost average your Contract Value by authorizing the Company to make periodic transfers of Contract Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the transfer of Contract Value from one Subaccount to one or more of the other Subaccounts. Amounts transferred under this option will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the transfers are effected. Since the price of a Subaccount’s Accumulation Units will vary, the amounts transferred to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts transferred from a Subaccount will result in a debiting of a greater number of units when the price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

A Dollar Cost Averaging form is available upon request. On the form, you must designate whether Contract Value is to be transferred on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the transfers will be made, the desired frequency of the transfers, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the transfers shall continue or the total amount to be transferred over time. The minimum amount that may be transferred to any one Subaccount is $25.00. The Company does not require that transfers be continued over any minimum period of time, although typically dollar cost averaging would extend over a period of at least one year.

After the Company has received a Dollar Cost Averaging request in proper form at its Administrative Office, the Company will transfer Contract Value in the amounts you designate from the Subaccount from which transfers are to be made to the Subaccount or Subaccounts you have chosen. The Company will effect each transfer on the date you specify or if no date is specified, on the monthly, or quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the Administrative Office of a Dollar Cost Averaging request in proper form. Transfers will be made until the total amount elected has been transferred, or until Contract Value in the Subaccount from which transfers are made has been depleted. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate the option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccount from which transfers were being made that has not been transferred will remain in that Subaccount unless you instruct us otherwise. If you wish to continue transferring on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been transferred, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, a new Dollar Cost Averaging form must be completed and sent to the Administrative Office. The Company requires that you wait at least one month if transfers were made on a monthly basis, or one quarter if transfers were made on a quarterly, semiannual or annual basis, before reinstating Dollar Cost Averaging after it has been terminated for any reason. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time. The Company does not currently charge a fee for this option. If you elect the Dollar Cost Averaging Option, you may also elect the Asset Reallocation Option.

You may also dollar cost average Contract Value to or from the Fixed Account, subject to certain restrictions described under “Transfers and Withdrawals from the Fixed Account.” You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of these two options.

Asset Reallocation Option — Prior to the Annuity Start Date, you may authorize the Company to automatically transfer Contract Value on a monthly, quarterly, semiannual, or annual basis to maintain a particular percentage allocation among the Subaccounts. The Contract Value allocated to each Subaccount will grow or decline in value at different rates during the selected period, and Asset Reallocation automatically reallocates the Contract Value in the Subaccounts to the allocation you selected on a monthly, quarterly, semiannual, or annual basis, as you select.

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Asset Reallocation is intended to transfer Contract Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you buy low and sell high. This investment method does not guarantee profits, nor does it assure that you will not have losses.

To elect this option an Asset Reallocation request in proper form must be received by the Company at its Administrative Office. An Asset Reallocation form is available upon request. On the form, you must indicate the applicable Subaccounts, the applicable time period and the percentage of Contract Value to be allocated to each Subaccount.

Upon receipt of the Asset Reallocation form, the Company will effect a transfer or, in the case of a new Contract, will allocate the initial Purchase Payment, among the Subaccounts based upon the percentages that you selected. Thereafter, the Company will transfer Contract Value to maintain that allocation on each monthly, quarterly, semiannual, or annual anniversary, as applicable, of the date of the Company’s receipt of the Asset Reallocation request in proper form. The amounts transferred will be credited at the price of the Subaccount as of the end of the Valuation Date on which the transfer is effected. Amounts periodically transferred under this option are not included in the six transfers per Contract Year that generally are allowed as discussed under “Transfers of Contract Value.”

You may make changes to the option by writing to the Company’s Administrative Office or by telephone provided the proper form is completed, signed, and filed at the Company’s Administrative Office. You may instruct the Company at any time to terminate this option by written request to the Company’s Administrative Office. In that event, the Contract Value in the Subaccounts that has not been transferred will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to continue Asset Reallocation after it has been canceled, a new Asset Reallocation form must be completed and sent to the Company’s Administrative Office. The Company may discontinue, modify, or suspend, and reserves the right to charge a fee for the Asset Reallocation Option at any time. The Company does not currently charge a fee for this option. If you elect the Asset Reallocation Option, you may also elect the Dollar Cost Averaging Option.

Contract Value allocated to the Fixed Account may be included in the Asset Reallocation option, subject to certain restrictions described in “Transfers and Withdrawals from the Fixed Account.” You may not have in effect at the same time Dollar Cost Averaging and Asset Reallocation Options, if the Fixed Account is included in one of these two options.

Transfers of Contract Value — You may transfer Contract Value among the Subaccounts upon proper written request to the Company’s Administrative Office both before and after the Annuity Start Date. You may make transfers (other than transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Options) by telephone if the proper form has been completed, signed and filed at the Company’s Administrative Office. The minimum transfer amount is $500, or the amount remaining in a given Subaccount. The minimum transfer amount does not apply to transfers under the Dollar Cost Averaging or Asset Reallocation Options.

The Company generally effects transfers between Subaccounts at their respective Accumulation Unit values as of the close of the Valuation Period during which the transfer request is received; however, transfer requests received at or after the cut-off time of 3:00 p.m. Central time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.”

You may also transfer Contract Value to the Fixed Account; however, transfers from the Fixed Account to the Subaccounts are restricted as described in “The Fixed Account.”

Frequent Transfer Restrictions. The Contract is not designed for organizations or individuals engaging in a market timing strategy, or making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. These kinds of strategies and transfer activities may disrupt portfolio management of the Underlying Funds in which the Subaccounts invest (such as requiring the Underlying Fund to maintain a high level of cash or causing the Underlying Fund to liquidate investments prematurely to pay withdrawals), hurt Underlying Fund performance, and drive Underlying Fund expenses (such as brokerage and administrative expenses) higher. In addition, because other insurance companies and/or retirement plans may invest in the Underlying Funds, the risk exists that the Underlying Funds may suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants. These risks and costs are borne by all shareholders of the affected Underlying Fund, Owners and Participants with Contract Value allocated to the corresponding Subaccount (as well as their Designated Beneficiaries and Annuitants) and long-term investors who do not generate these costs.

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The Company has in place policies and procedures designed to restrict transfers if we determine that you are engaging in a pattern of transfers that is disruptive to the Underlying Funds or potentially disadvantageous to other Owners and Participants with Contract Value allocated to the applicable Subaccount (regardless of the number of previous transfers the Owner or Participant has made during the Contract Year). In making this determination, we monitor transfers among the Subaccounts and consider, among other things, the following factors:

•	The total dollar amount being transferred;

•	The number of transfers you made within a period of calendar days;

•	Transfers to and from (or from and to) the same Subaccount;

•	Whether your transfers appear to follow a pattern designed to take advantage of short-term market fluctuations; and

•	Whether your transfers appear to be part of a group of transfers made by a third party on behalf of the individual Owners in the group.

If the Company determines that your transfer patterns among the Subaccounts are disruptive to the Underlying Funds or potentially disadvantageous to Owners and Participants, the Company may send you a letter notifying you that it is prohibiting you from making telephone transfers or other electronic transfers and instead requiring that you submit transfer requests in writing via regular U.S. mail for a specified period beginning on the date of the letter. However, because the Company does not apply this restriction uniformly, there is a risk that some owners may engage in transfer activity in a manner that is disruptive to the Underlying Funds or potentially disadvantageous to other Owner or Participants, which may have a negative impact on such other Owners and Participants.

If you make a transfer from any of the Subaccounts listed below, then you may not make a transfer to that same Subaccount for a period of calendar days equal to the amount listed in the table below in the column titled “Transfer Block Restriction.” The Transfer Block Restriction applies only to Subaccount transfer amounts greater than $5,000. The calendar day after the date of the transfer out of the particular Subaccount is considered day 1 for the purpose of computing the period before a transfer to the same Subaccount may be made. For example, if you transfer money out of the Guggenheim VIF Mid Cap Value subaccount on April 16, the 30 day restriction begins on April 17 and ends on May 16, which means you could transfer back into the Guggenheim VIF Mid Cap Value Subaccount on May 17. This restriction does not apply to transfers made pursuant to the Dollar Cost Averaging and Asset Reallocation Options.

Subaccount	Transfer Block Restriction (# of Calendar Days)
AB VPS Dynamic Asset Allocation, AB VPS Small/Mid Cap Value	30 days
American Century VP Mid Cap Value, American Century VP Ultra®, American Century VP Value	30 days
American Funds IS® Asset Allocation, American Funds IS® Global Bond, American Funds IS® Global Growth, American Funds IS® Growth-Income, American Funds IS® New World	90 days
BlackRock Equity Dividend V.I., BlackRock Global Allocation V.I., BlackRock High Yield V.I.	30 days
ClearBridge Variable Aggressive Growth, ClearBridge Variable Small Cap Growth, Western Asset Variable Global High Yield Bond	30 days
Dreyfus IP MidCap Stock, Dreyfus IP Small Cap Stock Index, Dreyfus IP Technology Growth, Dreyfus VIF Appreciation, Dreyfus VIF International Value	60 Days
Fidelity® VIP Equity-Income, Fidelity® VIP Growth & Income, Fidelity® VIP Growth Opportunities, Fidelity® VIP High Income, Fidelity® VIP Overseas	60 days
Franklin Founding Funds Allocation VIP Fund, Franklin Income VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund	30 days

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Subaccount	Transfer Block Restriction (# of Calendar Days)
Guggenheim VIF All Cap Value, Guggenheim VIF Alpha Opportunity, Guggenheim VIF Floating Rate Strategies, Guggenheim VIF Global Managed Futures Strategy, Guggenheim VIF High Yield, Guggenheim VIF Large Cap Value, Guggenheim VIF Long Short Equity, Guggenheim VIF Macro Opportunities, Guggenheim VIF Managed Asset Allocation, Guggenheim VIF Mid Cap Value, Guggenheim VIF Multi-Hedge Strategies, Guggenheim VIF Small Cap Value, Guggenheim VIF StylePlus Large Core, Guggenheim VIF StylePlus Large Growth, Guggenheim VIF StylePlus Mid Growth, Guggenheim VIF StylePlus Small Growth, Guggenheim VIF Total Return Bond, Guggenheim VIF World Equity Income
30 days
Guggenheim VIF CLS AdvisorOne Global Diversified Equity , Guggenheim VIF CLS AdvisorOne Growth and Income , Guggenheim VIF Money Market	Unlimited
Ibbotson Aggressive Growth ETF Asset Allocation, Ibbotson Balanced ETF Asset Allocation, Ibbotson Conservative ETF Asset Allocation, Ibbotson Growth ETF Asset Allocation, Ibbotson Income and Growth ETF Asset Allocation
30 days
Invesco V.I. Comstock, Invesco V.I. Equity and Income, Invesco V.I. Global Health Care, Invesco V.I. Global Real Estate, Invesco V.I. Government Securities, Invesco V.I. International Growth, Invesco V.I. Mid Cap Core Equity, Invesco V.I. Mid Cap Growth, Invesco V.I. Value Opportunities
30 days
Ivy Funds VIP Asset Strategy	60 days
Janus Aspen Enterprise, Janus Aspen Janus Portfolio	30 days
JPMorgan Insurance Trust Core Bond Portfolio	30 days
Lord Abbett Series Bond-Debenture VC, Lord Abbett Series Developing Growth VC	30 days
MFS® VIT Research International, MFS® VIT Total Return, MFS® VIT Utilities	30 days
Morgan Stanley UIF Emerging Markets Equity	30 days
Neuberger Berman AMT Socially Responsive	30 days
Oppenheimer Core Bond Fund/VA, Oppenheimer Global Fund/VA , Oppenheimer Main Street Small Cap Fund®/VA	30 days
PIMCO VIT All Asset, PIMCO VIT CommodityRealReturn Strategy, PIMCO VIT Emerging Markets Bond, PIMCO VIT Foreign Bond (U.S. Dollar-Hedged), PIMCO VIT Low Duration, PIMCO VIT Real Return, PIMCO VIT Total Return
30 days
Putnam VT Small Cap Value	30 days
Royce Capital Fund Micro-Cap	30 days
T. Rowe Price Health Sciences	30 days
Templeton Developing Markets VIP Fund, Templeton Global Bond VIP Fund	30 days
Transparent Value Directional Allocation VI	30 days

In addition to the Company’s own frequent transfer procedures, the Underlying Funds may have adopted their own policies and procedures with respect to frequent transfer of their respective shares, and the Company reserves the right to enforce these policies and procedures. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures the Company has adopted. In particular, some of the Underlying Funds have reserved the right to temporarily or permanently refuse payments or transfer requests from the Company if, in the judgment of the Underlying Fund’s manager, the Underlying Fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected.

      You should be aware that the Company currently may not have the contractual obligation or the operational capacity to apply the Underlying Funds’ frequent transfer policies and procedures. However, under SEC rules, the Company is required to: (1) enter into a written agreement with each Underlying Fund or its principal underwriter

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that obligates the Company to provide to the Underlying Fund promptly upon request certain information about the trading activity of individual Owners, and (2) execute instructions from the Underlying Fund to restrict or prohibit further purchases or transfers by specific Owners who violate the frequent transfer policies established by the Underlying Fund.

Managers of the Underlying Funds may contact the Company if they believe or suspect that there is market timing or other potentially harmful trading, and, if so, the Company will take appropriate action to protect others. In particular, the Company may, and the Company reserves the right to, reverse a potentially harmful transfer. If the Company reverses a potentially harmful transfer, it will effect such reversal not later than the close of business on the second Valuation Date following the Valuation Date in which the original transfer was effected, and the Company will inform the Owner in writing at his or her address of record.

To the extent permitted by applicable law, the Company also reserves the right to reject a transfer request at any time that the Company is unable to purchase or redeem shares of any of the Underlying Funds because of any refusal or restriction on purchases or redemptions of their shares as a result of the Underlying Fund’s policies and procedures on market timing activities or other potentially abusive transfers. The Company also reserves the right to implement, administer, and collect redemption fees imposed by one or more of the Underlying Funds in the future. You should read the prospectuses of the Underlying Funds for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In its sole discretion, the Company may revise its market timing procedures at any time without prior notice as the Company deems necessary or appropriate to better detect and deter programmed, frequent, or large transfers that may adversely affect other Owners, Participants, or Underlying Fund shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Company may change its parameters to monitor for factors other than transfer block restrictions. For purposes of applying the parameters used to detect potential market timing and other potentially harmful activity, the Company may aggregate transfers made in two or more Contracts that it believes are connected (for example, two Contracts with the same Owner, or owned by spouses, or owned by different partnerships or corporations that are under common control, etc.).

The Company does not include transfers made pursuant to Dollar Cost Averaging and Asset Reallocation Options in these limitations. The Company may vary its market timing procedures from Subaccount to Subaccount, and may be more restrictive with regard to certain Subaccounts than others. The Company may not always apply these detection methods to Subaccounts investing in Underlying Funds that, in its judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.

Contract owners seeking to engage in programmed, frequent, or large transfer activity may deploy a variety of strategies to avoid detection. The Company’s ability to detect and deter such transfer activity is limited by operational systems and technological limitations. In addition, the terms of the Contract may also limit the Company’s ability to restrict or deter harmful transfers. Furthermore, the identification of Owners determined to be engaged in transfer activity that may adversely affect other Owners, Participants, or Underlying Fund shareholders involves judgments that are inherently subjective. Accordingly, despite its best efforts, the Company cannot guarantee that its market timing procedures will detect every potential market timer, but the Company applies its market timing procedures consistently to all Owners without special arrangement, waiver, or exception. Because other insurance companies and/or retirement plans may invest in the Underlying Funds, the Company cannot guarantee that the Underlying Funds will not suffer harm from programmed, frequent, or large transfers among subaccounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

The Company does not limit or restrict transfers to or from the Guggenheim VIF  Money Market Subaccount, the Guggenheim VIF CLS AdvisorOne Global Diversified Equity Subaccount, or the Guggenheim VIF CLS AdvisorOne Growth and Income Subaccount. As stated above, market timing and frequent transfer activities may disrupt portfolio management of the Underlying Funds, hurt Underlying Fund performance, and drive Underlying Fund expenses higher.

Because the Company cannot guarantee that it can restrict or deter all harmful transfer activity, Owners bear the risks associated with such activity, including potential disruption of portfolio management of the Underlying Funds and potentially lower Underlying Fund performance and higher Underlying Fund expenses. In addition, there is a risk that the Company will not detect harmful transfer activity on the part of some Owners and, as a result, the Company will inadvertently treat those Owners differently than Owners it does not permit to engage in harmful transfer activity. Moreover, due to the Company’s operational and technological limitations, as well as possible variations in the market

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timing policies of other insurance companies and/or retirement plans that may also invest in the Underlying Funds, some Owners may be treated differently than others. Consequently, there is a risk that some Owners may be able to engage in market timing while others suffer the adverse effects of such trading activities.

Contract Value — The Contract Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Account as well as any amount set aside in the Loan Account to secure loans as of any Valuation Date.

On each Valuation Date, the amount of Contract Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount. See “Determination of Contract Value.” Contract Value allocated to the Subaccounts is not guaranteed by the Company. You bear the entire investment risk relating to the investment performance of Contract Value allocated to the Subaccounts.

Determination of Contract Value — Your Contract Value will vary to a degree that depends upon several factors, including

•	Investment performance of the Subaccounts to which you have allocated Contract Value,
•	Interest credited to the Fixed Account,
•	Payment of Purchase Payments,
•	The amount of any outstanding Contract Debt,
•	Full and partial withdrawals (including systematic withdrawals), and
•	Charges assessed in connection with the Contract, including charges for any optional riders selected.

The amounts allocated to the Subaccounts will be invested in shares of the corresponding Underlying Funds. The investment performance of a Subaccount will reflect increases or decreases in the net asset value per share of the corresponding Underlying Fund and any dividends or distributions declared by the Underlying Fund. Any dividends or distributions from any Underlying Fund will be automatically reinvested in shares of the same Underlying Fund, unless the Company, on behalf of the Separate Account, elects otherwise.

Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of an Owner’s interest in a Subaccount. When you allocate Purchase Payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount, including any Credit Enhancements, allocated to the particular Subaccount by the price for the Subaccount’s Accumulation Units as of the end of the Valuation Period in which the Purchase Payment is credited.

In addition, other transactions such as loans, full or partial withdrawals (including systematic withdrawals), transfers, and assessment of certain charges against the Contract affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the Accumulation Unit of the affected Subaccount next determined after receipt of the transaction. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received at or after that time on any Valuation Date will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC.

The number of Accumulation Units credited to a Contract shall not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

The price of each Subaccount’s units initially was 10. The price of a Subaccount on any Valuation Date takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Underlying Fund, (2) any dividends or distributions paid by the Underlying Fund, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, (4) the minimum mortality and expense risk charge under the Contract of 0.60%, and (5) the administration charge under the Contract of 0.15%.

The minimum mortality and expense risk charge of 0.60% and the administration charge of 0.15% are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the “Excess Charge”) on a monthly basis. Each Subaccount declares a monthly subaccount adjustment and the Company deducts

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the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly subaccount adjustment. The Company deducts the Excess Charge only upon reinvestment of the monthly subaccount adjustment and does not assess an Excess Charge upon a full or partial withdrawal from the Contract. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date. See the Statement of Additional Information for a more detailed discussion of how the Excess Charge is deducted.

Cut-Off Times — Any financial transactions involving your Contract, including those submitted by telephone, must be received by us before any announced closing of the New York Stock Exchange to be processed on the current Valuation Date. The New York Stock Exchange normally closes at 3:00 p.m. Central time so financial transactions must be received by that time (the “cut-off time”). Financial transactions received at or after the applicable cut-off time will be processed on the following Valuation Date. Financial transactions include loans, transfers, full and partial withdrawals (including systematic withdrawals), death benefit payments, and Purchase Payments.

Full and Partial Withdrawals — An Owner may make a partial withdrawal of Contract Value, or surrender the Contract for its Withdrawal Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from Contract Value at any time while the Owner is living and before the Annuity Start Date, subject to limitations under the applicable plan for Qualified Plans and applicable law. Withdrawals (other than systematic withdrawals) after the Annuity Start Date are permitted only under Annuity Option 5. See “Annuity Period.” A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper Withdrawal Request form is received by the Company at its Administrative Office; however, if a Withdrawal Request form is received on a Valuation Date at or after the cut-off time of 3:00 p.m. Central time, the withdrawal will be effected at the Accumulation Unit value determined on the following Valuation Date. See “Cut-Off Times.” A proper written request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

The proceeds received upon a full withdrawal will be the Contract’s Withdrawal Value. The Withdrawal Value is equal to the Contract Value as of the end of the Valuation Period during which a proper Withdrawal Request form is received by the Company at its Administrative Office, less any outstanding Contract Debt, any applicable withdrawal charge (if the withdrawal is made from Purchase Payments that have been held in the Contract for less than seven years), a pro rata account administration charge and any uncollected premium taxes to reimburse the Company for any tax on premiums on a Contract that may be imposed by various states and municipalities. See “Contingent Deferred Sales Charge,” “Account Administration Charge,” and “Premium Tax Charge.”

If an Extra Credit Rider is in effect, Contract Value will also be reduced by any Credit Enhancements that have not yet vested. See the discussion of vesting of Credit Enhancements under “Extra Credit.”

The Company requires the signature of all Owners on any request for withdrawal. The Company requires a guarantee of all such signatures to effect the transfer or exchange of all of the Contract or any part of the Contract in excess of $25,000 for another investment. The signature guarantee must be provided by an eligible guarantor, such as a bank, broker, credit union, national securities exchange or savings association. Notarization is not an acceptable form of signature guarantee. The Company further requires that any request to transfer or exchange all or part of the Contract for another investment be made upon a transfer form provided by the Company which is available upon request.

A partial withdrawal may be requested for a specified percentage or dollar amount of Contract Value. A request for a partial withdrawal (including systematic withdrawals) will result in a payment by the Company of the amount specified in the partial withdrawal request, less any applicable withdrawal or premium tax charge. Any withdrawal charge on partial withdrawals (including systematic withdrawals) from Purchase Payments that have been held in the Contract for less than seven years will be deducted from the requested payment amount as will any premium tax charge. Alternatively, you may request that any withdrawal and/or premium tax charge be deducted from your remaining Contract Value, provided there is sufficient Contract Value available. Upon payment, your Contract Value will be reduced by an amount equal to the payment, or if you requested that any charges be deducted from your remaining Contract Value, your Contract Value also will be reduced by the amount of any such withdrawal charge or premium tax charge in addition to the payment amount. See “Premium Tax Charge.” Contract Value will also be

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reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.” No partial withdrawal will be processed which would result in a withdrawal of Contract Value from the Loan Account.

If a partial withdrawal (other than a systematic withdrawal) causes your Contract Value to be less than $2,000 immediately after the Withdrawal and no Purchase Payments have been made in the prior three years, we may terminate the Contract and send you the Withdrawal proceeds. No partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account.

The Company will deduct the amount of a partial withdrawal from the Contract Value in the Subaccounts and the Fixed Account, according to the Owner’s instructions to the Company. If you do not specify the allocation, the Company will deduct the withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. In the case of Contracts issued in connection with retirement plans that meet the requirements of Section 403(b) of the Internal Revenue Code, reference should be made to the terms of the particular Qualified Plan for any limitations or restrictions on withdrawals. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. For more information, see “Restrictions on Withdrawals from Qualified Plans.” The tax consequences of a withdrawal under the Contract should be carefully considered. See “Federal Tax Matters.”

Systematic Withdrawals — The Company currently offers a feature under which you may select systematic withdrawals. Under this feature, an Owner may elect to receive systematic withdrawals while the Owner is living and before the Annuity Start Date by sending a properly completed Scheduled Systematic Withdrawal form to the Company at its Administrative Office. This option may be elected at any time. An Owner may designate the systematic withdrawal amount as a percentage of Contract Value allocated to the Subaccounts and/or Fixed Account, as a fixed period, as level payments, as a specified dollar amount, as all earnings in the Contract, or based upon the life expectancy of the Owner or the Owner and a Beneficiary. An Owner also may designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual or annual. The Owner may stop or modify systematic withdrawals upon proper written request received by the Company at its Administrative Office at least 30 days in advance of the requested date of termination or modification. A proper request must include the written consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100. Upon payment, your Contract Value will be reduced by an amount equal to the payment proceeds plus any applicable withdrawal charge and premium tax. Contract Value will also be reduced by a percentage of any Credit Enhancements that have not yet vested. See “Extra Credit.”

If an Owner is enrolled in the Dollar Cost Averaging or Asset Reallocation Options, the Owner may not elect to receive systematic withdrawals from any Subaccount that is part of the Dollar Cost Averaging or Asset Reallocation Options.

In no event will payment of a systematic withdrawal exceed the Contract Value less any applicable withdrawal charges, any uncollected premium taxes, any pro rata account administration charge, and any reduction for Credit Enhancements that have not yet vested (the “Withdrawal Value”). The Contract will automatically terminate if a systematic withdrawal causes the Contract’s Withdrawal Value to equal zero.

The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal, including any applicable withdrawal charge, will be allocated to your Contract Value in the Subaccounts and the Fixed Account, as you have directed. If you do not specify the allocation, the Company will deduct the systematic withdrawal in the same proportion that Contract Value is allocated among the Subaccounts and the Fixed Account.

The Company may, at any time, discontinue, modify, suspend or charge a fee for systematic withdrawals. You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax which may be imposed on withdrawals made prior to the Owner attaining age 59½. See “Federal Tax Matters.”

Free-Look Right — You may return a Contract within the Free-Look Period, which is generally a ten-day period beginning when you receive the Contract (60 days from the date of receipt if you are purchasing the Contract to replace another life insurance or annuity contract or with the proceeds of another such contract). Purchase Payments

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received during the Free-Look period will be allocated according to your instructions contained in the application or more recent instructions, if any. If you return your Contract during the Free-Look Period, the Company will then deem void the returned Contract and will refund to you as of the Valuation Date on which the Company receives your Contract. Purchase Payments allocated to the Fixed Account (not including any Credit Enhancements if the Extra Credit Rider was in effect). The Company will also refund any Contract Value allocated to the Subaccounts based upon the value of Accumulation Units next determined after we receive your Contract, plus any charges deducted from such Contract Value, less any such Contract Value attributable to Credit Enhancements. Because the Company will deduct the current value of any Credit Enhancements from the amount of Contract Value refunded to you, the Company will bear the investment risk associated with Credit Enhancements during the Free-Look Period.

Death Benefit — You should consider the following provisions carefully when choosing the Designated Beneficiary, Annuitant, any Joint Annuitant, and any Joint Owner, as well as before changing any of these parties. Naming different persons as Owner(s), Annuitant(s) and Designated Beneficiary(ies) can have important impacts on whether the death benefit is paid, and on who would receive it.

If an Owner dies prior to the Annuity Start Date while this Contract is in force, the Company will calculate the death benefit proceeds payable to the Designated Beneficiary as of the Valuation Date the Company receives due proof of the Owner’s death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be calculated upon receipt of due proof of death of either Owner and instructions regarding payment.

If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See “Distribution Requirements” below. If any Owner is not a natural person, the death benefit proceeds will be calculated upon receipt of due proof of death of the Annuitant prior to the Annuity Start Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Start Date, any death benefit will be determined according to the terms of the Annuity Option. See “Annuity Options.”

The death benefit proceeds will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax. If the age of each Owner (or Annuitant, if any Owner is not a natural person) was 80 or younger on the Contract Date and an Owner dies prior to the Annuity Start Date while this Contract is in force, the amount of the death benefit will be the greater of:

1.	The sum of all Purchase Payments and, if applicable, Credit Enhancements applied to the Fixed Account, less any reductions caused by previous withdrawals, including withdrawal charges, or

2.
The Contract Value on the Valuation Date due proof of death and instructions regarding payment are received by the Company (less any Credit Enhancements applied to the Subaccounts during the 12 months prior to the date of the Owner’s death)

If any Owner (or Annuitant, if the Owner is not a natural person) was age 81 or older on the Contract Date, the death benefit will be as set forth in item 2 above.

If you purchased the Annual Stepped Up Death Benefit Rider, your death benefit will be determined in accordance with the terms of the Rider. See the discussion of the Annual Stepped Up Death Benefit Rider. Your death benefit proceeds under the Rider will be the death benefit reduced by any outstanding Contract Debt, any pro rata account administration charge and any uncollected premium tax and, if the proceeds are based upon Contract Value, any Credit Enhancements applied to the Subaccounts during the 12 months prior to the Owner’s date of death.

The death benefit proceeds will be paid to the Designated Beneficiary in a single sum or under on the Annuity Options, as elected by the Designated Beneficiary. However, if the Owner has completed a restricted beneficiary designation form, the death benefit proceeds will be paid to the Designated Beneficiary in the manner specified on the form. If the Company does not receive at its Administrative Office within six months of the date of the Owner’s death instructions regarding the death benefit payment, the death benefit will be as set forth in item 2 above. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See “Federal Tax Matters” and “Distribution Requirements” for a discussion of the tax consequences in the event of death.

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Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the Contract’s Annuity Start Date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, the Designated Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Designated Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if your Designated Beneficiary steps forward to claim the death benefit with the proper documentation. To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. Such updates should be communicated in writing, or other approved means at our Administrative Office.

Distribution Requirements — For Contracts issued in connection with a Non-Qualified Plan, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue this Contract in force until the earliest of the spouse’s death or the Annuity Start Date or receive the death benefit proceeds. If the surviving spouse elects to continue the Contract, no death benefit will be paid and Contract Value will not be adjusted to reflect the amount of any death benefit; provided, however, that the Designated Beneficiary will be entitled to receive the death benefit proceeds in accordance with the terms of the Contract upon the death of the surviving spouse.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of ”spouse” under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act (which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of such Owner’s interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner’s death over a period not extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

For Contracts issued in connection with a Qualified Plan, the terms of the particular Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

Please note that any death benefit we may pay that is in excess of Contract Value is subject to our financial strength and claims paying ability.

Death of the Annuitant — If the Annuitant dies prior to the Annuity Start Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant’s death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant after the Annuity Start Date, any guaranteed payments remaining unpaid will continue to be paid to the Designated Beneficiary pursuant to the Annuity Option in force at the date of death.

Charges and Deductions

Contingent Deferred Sales Charge — The Company does not deduct sales charges from Purchase Payments before allocating them to your Contract Value. However, except as set forth below, the Company may assess a contingent deferred sales charge (which may also be referred to as a “withdrawal charge”) on a full or partial withdrawal, including systematic withdrawals, depending on how long your Purchase Payments have been

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held under the Contract. Purchase Payments include any Bonus Credits for purposes of assessing the withdrawal charge.

The Company will waive the withdrawal charge on withdrawals to the extent that total withdrawals in a Contract Year, including systematic withdrawals, do not exceed the Free Withdrawal amount. The Free Withdrawal amount is equal in the first Contract Year, to 10% of Purchase Payments, excluding any Credit Enhancements and/or Bonus Credits, made during the year and for any subsequent Contract Year, to 10% of Contract Value as of the first Valuation Date of that Contract Year.

The withdrawal charge applies to the portion of any withdrawal, consisting of Purchase Payments and/or Bonus Credits that exceeds the Free Withdrawal amount. For purposes of determining the withdrawal charge, withdrawals are considered to come first from Purchase Payments then Bonus Credits in the order they were received and then from earnings. The withdrawal charge does not apply to withdrawals of earnings. Free withdrawal amounts do not reduce Purchase Payments or Bonus Credits for the purpose of determining future withdrawal charges. Also, under the Guaranteed Minimum Withdrawal Benefit Rider, withdrawals of up to the Annual Withdrawal Amount are not subject to a withdrawal charge but reduce the Free Withdrawal amount otherwise available in that Contract Year.

The amount of the charge will depend on how long your Purchase Payments and/or Bonus Credits have been held under the Contract. Each Purchase Payment and/or Bonus Credit you make is considered to have a certain “age,” depending on the length of time since the Purchase Payment and/or Bonus Credit was effective. A Purchase Payment is “age one” in the year beginning on the date the Purchase Payment or Bonus Credit is received by the Company and increases in age each year thereafter. The withdrawal charge is calculated according to the following schedule:

Purchase Payment and Bonus Credit Age (in years)	Withdrawal Charge
1	7%
2	7%
3	6%
4	5%
5	4%
6	3%
7	2%
8 and over	0%

The Company will deduct the withdrawal charge from your withdrawal payment, unless you request that the charge be deducted from remaining Contract Value and provided there is sufficient Contract Value available. In no event will the amount of any withdrawal charge, when added to such charge previously assessed against any amount withdrawn from the Contract, exceed 7% of Purchase Payments and Bonus Credits paid under the Contract. In addition, no withdrawal charge will be imposed upon: (1) payment of death benefit proceeds; or (2) annuity options that provide for payments for life, or a period of at least seven years. The Company will waive the withdrawal charge in the event of a withdrawal after an Owner has become totally and permanently disabled after the Contract Date and prior to age 65. The Company will assess the withdrawal charge against the Subaccounts and the Fixed Account in the same proportion as the withdrawal proceeds are allocated.

The withdrawal charge is designed to reimburse the Company for costs and other expense associated with the promotion and sales of the Contract, such as paying sales commissions to broker-dealers. It is expected that actual expenses will be greater than the amount of the withdrawal charge. To the extent that all sales expense are not recovered from the charge, such expense may be recovered from other charges, including amounts derived indirectly from the charge for mortality and expense risk.

Mortality and Expense Risk Charge — The Company deducts a charge for mortality and expense risks assumed by the Company under the Contract. The Company deducts a daily minimum charge equal to 0.60%, on an annual basis, of each Subaccount’s average daily net assets. If you are subject to mortality and expense risk charge above the minimum charge, the Company deducts the excess amount from your Contract Value on a monthly basis.

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The mortality and expense risk charge amount is determined each month by reference to the amount of your Contract Value, as set forth in the table below.

Contract Value	Annual Mortality and Expense Risk Charge
Less than $25,000	0.85%
At least $25,000 but less than $100,000	0.70%
$100,000 or more	0.60%

These amounts are also deducted during the Annuity Period. However, the annual mortality and expense risk charge during the Annuity Period is 1.25%, in lieu of the amounts set forth above, and is deducted daily. The mortality and expense risk charge is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and operating the Subaccounts.

The expense risk is the risk that the Company’s actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the charges assessed for such expenses. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company’s actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company also assumes a mortality risk in connection with the death benefit under the Contract.

The Company may ultimately realize a profit from this charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including distribution expenses. See “Determination of Contract Value” for more information about how the Company deducts the mortality and expense risk charge.

Administration Charge — The Company deducts a daily administration charge equal to an annual rate of 0.15% of each Subaccount’s average daily net assets. The purpose of this charge is to compensate the Company for the expenses associated with administration of the Contract and operation of the Subaccounts.

The Company assesses the administration charge in order to facilitate making certain Underlying Funds available as investment options under the Contract. The Company applies the fee on all Subaccounts, but may impose a higher fee on Subaccounts that invest in Underlying Funds that do not provide the Company or its affiliates with the amount of revenue it requires in order for it to meet its revenue targets. See "Certain Payments the Company and its Affiliates Receive With Regard to the Underlying Funds" for more information on payments the Company and its affiliates may receive from the Underlying Funds and their affiliates. These payments may be used for any corporate purpose, including payment of expenses that the Company and its affiliates incur in promoting, marketing, and administering the Contract and, in its role as intermediary, the Underlying Funds. The Company may profit from the administration charge, and may use any profit derived from this fee for any lawful purpose, including distribution expenses.

Account Administration Charge — The Company deducts an account administration charge of $30.00 from Contract Value at each Contract Anniversary. The Company will waive the charge if your Contract Value is $50,000 or more on the date the charge is to be deducted. The Company will deduct a pro rata account administration charge (1) upon a full withdrawal; (2) upon the Annuity Start Date; and (3) upon payment of a death benefit. This charge is not deducted during the Annuity Period. The purpose of the charge is to compensate the Company for the expenses associated with administration of the Contract.

Premium Tax Charge — Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner’s state of residence, the Annuitant’s state of residence, and the insurance tax laws and the Company’s status in a particular state. The Company may assess a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. If assessed, the Company will deduct this charge when due, typically upon the Annuity Start Date or payment of a Purchase Payment. The Company may deduct premium tax upon a full or partial withdrawal (including a systematic withdrawal) if a premium tax has been incurred and is not refundable. No premium tax is currently imposed in the State of New York. The Company reserves the right to deduct premium taxes when due or any time thereafter.

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Loan Interest Charge The Company charges interest on a loan at an annual effective rate of 7.4%. The Company also will credit the amount in the Loan Account with an annual effective rate of 3%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%. Thus, the highest net cost of a loan you may be charged is 4.4%.

Other Charges — The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See “Tax Status of the Company and the Separate Account” and “Charge for the Company’s Taxes.”

Variations in Charges — The Company may reduce or waive the amount of the contingent deferred sales charge and certain other charges for a Contract where the expenses associated with the sale of the Contract or the administrative and maintenance costs associated with the Contract are reduced for reasons such as the amount of the initial Purchase Payment or projected Purchase Payments or the Contract is sold in connection with a group or sponsored arrangement.

Optional Rider Charges — In addition to the charges and deductions discussed above, you may purchase certain optional Riders under the Contract. The Company makes each Rider available only at issue.

The Company deducts a monthly charge from Contract Value for any Riders elected by the Owner. The Company generally will deduct the monthly Rider charge from Contract Value beginning on the Contract Date and ending on the Annuity Start Date. The charge for the Extra Credit Rider, however, is deducted only during the seven-year period beginning on the Contract Date. The amount of each rider charge is equal to a percentage, on an annual basis, of your Contract Value. Each rider and its charge are listed below. Currently, you may not select riders with total charges in excess of 1.00% of Contract Value if you select a 0-Year Alternate Withdrawal Charge Rider.

As noted in the table, certain riders are no longer available for purchase. For more information on these riders, see Appendix B – Riders Available for Purchase Only Prior to February 1, 2010.

Optional Rider Expenses (as a percentage of Contract Value allocated to the Subaccounts)
	Rate1	Annual Rider Charge
Riders Available for Purchase with the Contract:
Annual Stepped Up Death Benefit Rider	---	0.25%
Extra Credit Rider3	4%	0.55%
Alternate Withdrawal Charge Rider	0-Year	0.70%
	4-Year	0.60%4
Riders Available for Purchase ONLY Prior to February 1, 2010
Guaranteed Minimum Income Benefit Rider	3%	0.25%
	5%	0.40%
Guaranteed Minimum Withdrawal Benefit Rider	---	0.55%2
Extra Credit Rider3	3%	0.40%
	5%	0.70%
1    Rate refers to the applicable interest rate for the Guaranteed Minimum Income Benefit Rider, the applicable Credit Enhancement rate for the Extra Credit Rider and the applicable withdrawal charge schedule for the Alternate Withdrawal Charge Rider.

2    The Company may increase the Rider charge for the Guaranteed Minimum Withdrawal Benefit Rider only if you elect a reset; the Company guarantees the Rider charge upon reset will not exceed 1.10% on an annual basis. Please see the discussion under “Guaranteed Minimum Withdrawal Benefit” In Appendix B – Riders Available for Purchase Only Prior to February 1, 2010. The current charge for such Rider is used in calculating the maximum Rider charge of 1.70% (1.55% if your Contract was issued before September 1, 2005; provided however, that you may not select riders with total charges in excess of 1.00% if one of the riders you select is the 0-Year Alternate Withdrawal Charge Rider).

3    The Company will deduct the charge for this rider during the seven-year period beginning on the Contract Date.

4    If the Company issued your rider before September 1, 2005, the charge for the 4-year Alternate Withdrawal Charge Rider is 0.55%.

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Underlying Fund Expenses — Each Subaccount of the Separate Account purchases shares at the net asset value of the corresponding Underlying Fund. Each Underlying Fund’s net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Underlying Fund. These fees and expenses are not deducted from the Subaccounts, but are paid from the assets of the corresponding Underlying Fund. As a result, the Owner indirectly bears a pro rata portion of such fees and expenses. The advisory fees and other expenses, if any, which are more fully described in each Underlying Fund’s prospectus, are not specified or fixed under the terms of the Contract, and may vary from year to year.

Annuity Period

General — You select the Annuity Start Date at the time of application. The Annuity Start Date must not be earlier than the 12-month anniversary of the Contract Date and may not be deferred beyond the later of the Annuitant’s 90th birthday or the tenth annual Contract Anniversary, although the terms of a Qualified Plan and the laws of New York may require that you start annuity payments at an earlier age. If you do not select an Annuity Start Date, the Annuity Start Date will be the later of the Annuitant’s 70th birthday or the tenth annual Contract Anniversary. If you do not select an Annuity Option, annuity payments will not begin until you make a selection, which may be after the Annuity Start Date. Any applicable death benefit will terminate at the Annuity Start Date without value.   See “Selection of an Option.” If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Start Date.

On the Annuity Start Date, the proceeds under the Contract will be applied to provide an Annuity under one of the options described below. Each option is available as a variable, fixed, or combination of variable and fixed Annuity for use with the Subaccounts. Variable annuity payments will fluctuate with the investment performance of the applicable Subaccounts. The proceeds under the Contract will be equal to your Contract Value as of the Annuity Start Date, reduced by any applicable premium taxes and a pro rata account administration charge, if applicable.

The Contract currently provides for six Annuity Options. The Company may make other Annuity Options available upon request. The Company may discontinue the availability of one or more of these options at any time. Annuity payments under Annuity Options 1 through 6 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 6, the annuity rates will vary based on the age and sex of the Annuitant, except that unisex rates are available where required by law. The annuity rates reflect the Annuitant’s life expectancy based upon the Annuitant’s age as of the Annuity Start Date and the Annuitant’s gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually , for the variable annuity .

Annuity Options 1 through 4 and 6 provide for payments to be made during the lifetime of the Annuitant. Annuity payments under such options cease in the event of the Annuitant’s death, unless the option provides for a guaranteed minimum number of payments, for example a life income with guaranteed payments of 5, 10, 15 or 20 years. The level of annuity payments will be greater for shorter guaranteed periods and less for longer guaranteed periods. Similarly, payments will be greater for life annuities than for joint and survivor annuities, because payments for life annuities are expected to be made for a shorter period.

You may elect to receive annuity payments on a monthly, quarterly, semiannual, or annual basis, although no payments will be made for less than $100. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency. For example, if you select monthly payments and your payment amount would be $75 per month, the Company could elect to change your payment frequency to quarterly as less frequent payments will result in a larger payment amount (assuming the same amount is applied to purchase the annuity).

You may designate or change an Annuity Start Date, Annuity Option, or Annuitant, provided proper written notice is received by the Company at its Administrative Office at least 30 days prior to the Annuity Start Date set forth in the Contract. The date selected as the new Annuity Start Date must be at least 30 days after the date written notice requesting a change of Annuity Start Date is received at the Company’s Administrative Office.

Once annuity payments have commenced under Annuity Options 1 through 4 and 6, an Annuitant or Owner cannot change the Annuity Option and cannot make partial withdrawals or surrender his or her annuity for the Withdrawal Value. An Owner also cannot change the Annuity Option or make partial withdrawals or surrender his or her annuity for the Withdrawal Value if he or she has elected fixed annuity payments under Option 5.

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If an Owner has elected variable annuity payments or a combination of variable and fixed annuity payments under Option 5, an Owner may elect to withdraw the present value of future annuity payments, commuted at the assumed interest rate, subject to a reduction for any applicable withdrawal charge and any uncollected premium tax. If the Owner elects a partial withdrawal under Option 5, future variable annuity payments will be reduced as a result of such withdrawal. The Company will make payment in the amount of the partial withdrawal requested and will reduce the amount of future annuity payments by a percentage that is equal to the ratio of (i) the partial withdrawal, plus any applicable withdrawal charge and any uncollected premium tax, over (ii) the present value of future annuity payments, commuted at the assumed interest rate. The number of Annuity Units used in calculating future variable annuity payments is reduced by the applicable percentage. The tax treatment of partial withdrawals taken after the annuity starting date is uncertain. Consult a tax adviser before requesting a withdrawal after the annuity starting date. The Owner may not make systematic withdrawals under Option 5. See “Value of Variable Annuity Payments: Assumed Interest Rate” for more information with regard to how the Company calculates variable annuity payments.

An Owner or Annuitant may transfer Contract Value among the Subaccounts during the Annuity Period. The Contract specifies annuity tables for Annuity Options 1 through 6, described below. The tables, adjusted to reflect the assumed interest rate, contain the guaranteed minimum dollar amount (per $1,000 applied) of the first annuity payment for a variable Annuity.

Annuity Options —

Option 1 — Life Income. Periodic annuity payments will be made during the lifetime of the Annuitant. It is possible under this Option for any Annuitant to receive only one annuity payment if the Annuitant’s death occurred prior to the due date of the second annuity payment, two if death occurred prior to the due date of the third annuity payment, etc. There is no minimum number of payments guaranteed under this option. Payments will cease upon the death of the Annuitant regardless of the number of payments received.

Option 2 — Life Income with Guaranteed Payments of 5, 10, 15 or 20 Years. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the Annuitant’s death after the period certain, no further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Life Income Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.

Option 3 — Life with Installment or Unit Refund Option. Periodic annuity payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, annuity payments will be continued to the Designated Beneficiary until that number of payments has been made.

Option 4 —
A. Joint and Last Survivor. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, annuity payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of annuity payments as elected by the Owner at the time the Annuity Option is selected. The number of Annuity Units used to determine the annuity payment is reduced as of the first annuity payment following the Annuitant’s death. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Option 1, there is no minimum number of payments guaranteed under this Option 4A. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

 B.Joint and Last Survivor with Guaranteed Payments of 5, 10, 15 or 20 Years. You may also select Option 4 with guaranteed payments. Annuity payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same level with the promise that if, at the death of the both Annuitants, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected by the Owner, annuity payments will be continued during the remainder of such period to the Designated Beneficiary. Upon the last death of the Annuitants after the period certain, no

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further annuity payments will be made. If you have elected the Guaranteed Minimum Income Benefit Rider, you may apply the Minimum Income Benefit to purchase a fixed Joint and Last Survivor Annuity with a 10-year period certain. The annuity rates under the rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½% in lieu of the rate described above.

Option 5 —Period Certain. Periodic annuity payments will be made for a stated period, which may be 10, 15 or 20 years, as elected by the Owner. If the Annuitant dies prior to the end of the period, the remaining payments will be made to the Designated Beneficiary.

Option 6 — Joint and Contingent Survivor Option. Periodic annuity payments will be made during the life of the primary Annuitant. Upon the death of the primary Annuitant, payments will be made to the contingent Annuitant during his or her life. If the contingent Annuitant is not living upon the death of the primary Annuitant, no payments will be made to the contingent Annuitant. It is possible under this Option for only one annuity payment to be made if both Annuitants died prior to the second annuity payment due date, two if both died prior to the third annuity payment due date, etc. As in the case of Options 1 and 4A, there is no minimum number of payments guaranteed under this Option. Payments cease upon the death of the last surviving Annuitant, regardless of the number of payments received.

Value of Variable Annuity Payments: Assumed Interest Rate. The annuity tables in the Contract which are used to calculate variable annuity payments for Annuity Options 1 through 6 are based on an “assumed interest rate” of 3.5%, compounded annually. Variable annuity payments generally increase or decrease from one annuity payment date to the next based upon the performance of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccount selected is equal to the assumed interest rate, the annuity payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the annuity payments will increase and if it is less than the assumed interest rate, the annuity payments will decline. A higher assumed interest rate would mean a higher initial annuity payment but the amount of the annuity payment would increase more slowly in a rising market (or the amount of the annuity payment would decline more rapidly in a declining market). A lower assumption would have the opposite effect.

The Company calculates variable annuity payments under Options 1 through 6 using Annuity Units. The value of an Annuity Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Annuity Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Annuity Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Underlying Fund; (2) any dividends or distributions paid by the corresponding Underlying Fund; (3) the mortality and expense risk and administration charges; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

The Company determines the number of Annuity Units used to calculate each variable annuity payment as of the Annuity Start Date. As discussed above, the Contract specifies annuity rates for Options 1 through 6 for each $1,000 applied to an Annuity Option. The proceeds under the Contract as of the Annuity Start Date, are divided by 1,000 and the result is multiplied by the rate per 1,000 specified in the annuity tables to determine the initial annuity payment for a variable annuity.

On the Annuity Start Date, the Company divides the initial variable annuity payment by the value as of that date of the Annuity Unit for the applicable Subaccount to determine the number of Annuity Units to be used in calculating subsequent annuity payments. If variable annuity payments are allocated to more than one Subaccount, the number of Annuity Units will be determined by dividing the portion of the initial variable annuity payment allocated to a Subaccount by the value of that Subaccount’s Annuity Unit as of the Annuity Start Date. The initial variable annuity payment is allocated to the Subaccounts in the same proportion as the Contract Value is allocated as of the Annuity Start Date. The number of Annuity Units will remain constant for subsequent annuity payments, unless the Owner transfers Annuity Units among Subaccounts or makes a withdrawal under Option 5.

Subsequent variable annuity payments are calculated by multiplying the number of Annuity Units allocated to a Subaccount by the value of the Annuity Unit as of the date of the annuity payment. If the annuity payment is allocated to more than one Subaccount, the annuity payment is equal to the sum of the payment amount determined for each Subaccount.

Selection of an Option — You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting annuity payments and

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other matters. For instance, Qualified Plans generally require that annuity payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70½. In addition, under a Qualified Plan, the period elected for receipt of annuity payments under Annuity Options (other than Life Income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70½, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant’s spouse and is more than ten years younger than the Annuitant.

The Company does not allow the Annuity Start Date to be deferred beyond the later of the Annuitant’s 90th birthday or the tenth annual Contract Anniversary.

The Fixed Account

You may allocate all or a portion of your Purchase Payments and transfer Contract Value to the Fixed Account. Amounts allocated to the Fixed Account become part of the Company’s General Account, which supports the Company’s insurance and annuity obligations. The Company’s General Account is subject to regulation and supervision by the New York Department of Insurance. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Account have not been registered as securities under the Securities Act of 1933 (the “1933 Act”) and the Fixed Account has not been registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Accordingly, neither the Fixed Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Account. For more information regarding the Fixed Account, see “The Contract.”

Amounts allocated to the Fixed Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over investment of the assets of its General Account. Please note that any amounts we guarantee in connection with the Fixed Account are subject to our financial strength and claims-paying ability.

Interest — Contract Value allocated to the Fixed Account earns interest at a fixed rate or rates that are paid by the Company. The Contract Value in the Fixed Account earns interest at an interest rate that is guaranteed to be at least the specified minimum (“Guaranteed Rate”). The Guaranteed Rate accrues daily and ranges from an annual effective rate of 1% to 3% based upon the New York requirements. Such interest will be paid regardless of the actual investment experience of the Fixed Account. The principal, after charges and deductions, also is guaranteed. In addition, the Company may in its discretion pay interest at a rate (“Current Rate”) that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time. Because the Company may declare a Current Rate in its sole discretion, you assume the risk that interest credited to Contract Value in the Fixed Account may not exceed the Guaranteed Rate.

Contract Value allocated or transferred to the Fixed Account will earn interest at the Guaranteed Rate (or Current Rate, if any, in effect on the date such portion of Contract Value is allocated or transferred to the Fixed Account). The Current Rate paid on any such portion of Contract Value allocated or transferred to the Fixed Account will be guaranteed for rolling periods of one or more years (each a “Guarantee Period”). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Contract Value which will earn interest at the Current Rate, if any, declared on the first day of the new Guarantee Period.

Because the Company may, in its sole discretion, anticipate changing the Current Rate from time to time, Contract Value allocated or transferred to the Fixed Account at one point in time may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account at another point in time. For example, amounts allocated to the Fixed Account in June may be credited with a different current rate than amounts allocated to the Fixed Account in July. In addition, if Guarantee Periods of different durations are offered, Contract Value allocated or transferred to the Fixed Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or transferred to the Fixed Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Contract Value in the Fixed Account may be earning interest

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at different Current Rates depending upon the point in time such portions were allocated or transferred to the Fixed Account and the duration of the Guarantee Period. The Company bears the investment risk for the Contract Value allocated to the Fixed Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Account.

For purposes of determining the interest rates to be credited on Contract Value in the Fixed Account, transfers from the Fixed Account pursuant to the Dollar Cost Averaging or Asset Reallocation Options will be deemed to be taken in the following order: (1) from any portion of Contract Value allocated to the Fixed Account for which the Guarantee Period expires during the calendar month in which the withdrawal, loan, or transfer is effected; (2) then in the order beginning with that portion of such Contract Value which has the longest amount of time remaining before the end of its Guarantee Period and (3) ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about transfers and withdrawals from the Fixed Account, see “Transfers and Withdrawals From the Fixed Account.” If permitted by your Contract, the Company may discontinue accepting Purchase Payments or transfers into the Fixed Account at any time.

Death Benefit — The death benefit under the Contract will be determined in the same fashion for a Contract that has Contract Value allocated to the Fixed Account as for a Contract that has Contract Value allocated to the Subaccounts. See “Death Benefit.”

Contract Charges — Premium taxes and the account administration, optional rider and withdrawal charges will be the same for Owners who allocate Purchase Payments or transfer Contract Value to the Fixed Account as for those who allocate Purchase Payments or transfer Contract Value to the Subaccounts. For Contract Value that is allocated to the Fixed Account, any optional rider charges are deducted from Current Interest with respect to Contract Value allocated to the Fixed Account, to the extent that the resulting credit rate to the Fixed Account is no less than the Guaranteed Rate. The charges for mortality and expense risks and the administration charge will not be assessed against the Fixed Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Account. In addition, you will not pay directly or indirectly the investment advisory fees and operating expenses of the Underlying Funds to the extent Contract Value is allocated to the Fixed Account; however, you also will not participate in the investment experience of the Subaccounts.

Transfers and Withdrawals from the Fixed Account — You may transfer amounts from the Subaccounts to the Fixed Account and from the Fixed Account to the Subaccounts, subject to the following limitations. Transfers from the Fixed Account are allowed only (1) during the calendar month in which the applicable Guarantee Period expires, (2) pursuant to the Dollar Cost Averaging Option, provided that such transfers are scheduled to be made over a period of not less than six months, and (3) pursuant to the Asset Reallocation Option, provided that, upon receipt of the Asset Reallocation Request, Contract Value is allocated among the Fixed Account and the Subaccounts in the percentages selected by the Owner without violating the restrictions on transfers from the Fixed Account set forth in (1) above. Accordingly, if you desire to implement the Asset Reallocation Option, you should do so at a time when Contract Value may be transferred from the Fixed Account to the Subaccounts without violating the restrictions on transfers from the Fixed Account. Once you implement an Asset Reallocation Option, the restrictions on transfers will not apply to transfers made pursuant to the Option.

The minimum amount that you may transfer from the Fixed Account to the Subaccounts is the lesser of (i) $500 or (ii) the amount of Contract Value for which the Guarantee Period expires in the calendar month that the transfer is effected. Transfers of Contract Value pursuant to the Dollar Cost Averaging and Asset Reallocation Options are not currently subject to any minimums. The Company reserves the right to limit the number of transfers permitted each Contract Year to six transfers, to suspend transfers and to limit the amount that may be subject to transfers. See “Transfers of Contract Value.”

If Purchase Payments are allocated (except Purchase Payments made pursuant to an Automatic Investment Program), or Contract Value is transferred, to the Fixed Account, any transfers from the Fixed Account in connection with the Dollar Cost Averaging or Asset Reallocation Options will automatically terminate as of the date of such Purchase Payment or transfer. You may reestablish Dollar Cost Averaging or Asset Reallocation by submitting a written request to the Company. However, if for any reason a Dollar Cost Averaging Option is canceled, you may only reestablish the option after the expiration of the next monthly or quarterly anniversary that corresponds to the period selected in establishing the option.

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You may also make full or partial withdrawals to the same extent as if you had allocated Contract Value to the Subaccounts. However, no partial withdrawal request will be processed which would result in the withdrawal of Contract Value from the Loan Account. See “Full and Partial Withdrawals” and “Systematic Withdrawals.” In addition, to the same extent as Owners with Contract Value in the Subaccounts, the Owner of a Contract used in connection with a Qualified Plan may obtain a loan if so permitted under the terms of the Qualified Plan. See “Loans.”

Payments from the Fixed Account — Full and partial withdrawals, loans, and transfers from the Fixed Account may be delayed for up to six months after a written request in good order is received by the Company at its Administrative Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Account.

More About the Contract

Ownership — The Owner is the person named as such in the application or in any later change shown in the Company’s records. While living, the Owner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person such as a trust or corporation referred to herein as “Non-natural Persons.” See “Federal Tax Matters.”

Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly.

Designation and Change of Beneficiary — The Designated Beneficiary is the person having the right to the death benefit, if any, payable upon the death of the Owner or Joint Owner prior to the Annuity Start Date. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the Owner; the Joint Owner; the Primary Beneficiary; the Secondary Beneficiary; the Annuitant; or if none of the above are alive, the Owner’s estate. The Primary Beneficiary is the individual named as such in the application or any later change shown in the Company’s records. The Primary Beneficiary will receive the death benefit of the Contract only if he or she is alive on the date of death of both the Owner and any Joint Owner prior to the Annuity Start Date. Because the death benefit of the Contract goes to the first person on the above list who is alive on the date of death of any Owner, careful consideration should be given to the manner in which the Contract is registered, as well as the designation of the Primary Beneficiary. The Owner may change the Primary Beneficiary at any time while the Contract is in force by written request on forms provided by the Company and received by the Company at its Administrative Office. The change will not be binding on the Company until it is received and recorded at its Administrative Office. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without his or her consent.

Reference should be made to the terms of a particular Qualified Plan and any applicable law for any restrictions or limitations on the designation of a Beneficiary. Some qualified plans do not allow the designation of any primary beneficiary other than a spouse unless the spouse consents to such designation and the consent is witnessed by a plan representative or a notary public.

Dividends — The Contract does not share in the surplus earnings of the Company, and no dividends will be paid.

Payments from the Separate Account — The Company generally will pay any full or partial withdrawal benefit (including a systematic withdrawal) or death benefit proceeds from Contract Value allocated to the Subaccounts, and will effect a transfer between Subaccounts or from a Subaccount to the Fixed Account within seven days after a proper request is received at the Company’s Administrative Office. However, the Company can postpone the payment of such a payment or transfer of amounts from the Subaccounts to the extent permitted under applicable law, which is currently permissible only for any period:

•	During which the New York Stock Exchange is closed other than customary weekend and holiday closings,

•	During which trading on the New York Stock Exchange is restricted as determined by the SEC,

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•
During which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or

•	For such other periods as the SEC may by order permit for the protection of investors.

The Company reserves the right to delay payments of any full or partial withdrawal until all of your Purchase Payment checks have been honored by your bank.

If, pursuant to SEC rules, The Guggenheim VIF Money Market Fund suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, full or partial withdrawal, or death benefit from the Guggenheim VIF Money Market Subaccount until the Fund is liquidated.

Proof of Age and Survival — The Company may require proof of age or survival of any person on whose life annuity payments depend.

Misstatements — If you misstate the age or sex of an Annuitant or age of an Owner, the correct amount paid or payable by the Company under the Contract shall be such as the Contract Value would have provided for the correct age or sex (unless unisex rates apply).

Cyber Security   — Our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, so that our business is potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Cyber-attacks affecting us, the Underlying Funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, cyber-attacks may interfere with our processing of contract transactions, including the processing orders from our website or with the Underlying Funds, impact our ability to calculate AUVs, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your Contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your Contract due to cyber-attacks or information security breaches in the future.

Loans — If you own a Contract issued in connection with a retirement plan that is qualified under Section 403(b) of the Internal Revenue Code, you may borrow money under your Contract using the Contract Value as the only security for the loan. You may obtain a loan by submitting a proper written request to the Company. A loan must be taken and repaid prior to the Annuity Start Date. The minimum loan that may be taken is $1,000. The maximum amount of all loans on all contracts combined is generally equal to the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of the Contract Values or $10,000, whichever is greater ($10,000 limit is not available for contracts issued under a 403(b) Plan subject to the Employee Retirement Income Security Act of 1974 (“ERISA”)). For loans issued under plans that are subject to ERISA, the maximum amount of all loans is the lesser of: (1) $50,000 reduced by the excess of: (a) the highest outstanding loan balance within the preceding 12-month period ending on the day before the date the loan is made; over (b) the outstanding loan balance on the date the loan is made; or (2) 50% of your Contract Value. In any case, the maximum loan balance outstanding at any time may not exceed 80% of Contract Value, and the Company reserves the right to limit to one the number of loans outstanding at any time. The Internal Revenue Code requires aggregation of all loans made to an individual employee under a single employer plan. However, since the Company has no information concerning outstanding loans with other providers, we will only use information available under annuity contracts issued by us, and you will be responsible for determining your loan limits considering loans from other providers. If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that loans you request comply with applicable tax requirements and to decline requests that are not in compliance. Reference should be made to the terms of your particular Qualified Plan for any additional loan restrictions.

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When an eligible Owner takes a loan, Contract Value in an amount equal to the loan amount is transferred from the Subaccounts and/or the Fixed Account into an account called the “Loan Account,” which is an account within the Fixed Account. Amounts allocated to the Loan Account earn an annual effective rate of 3%.

Interest will be charged for the loan and will accrue on the loan balance from the effective date of any loan. The Company will charge interest on the loan at an annual effective rate of 7.4%. Because the Contract Value maintained in the Loan Account is always equal in amount to the outstanding loan balance and earns an annual effective rate of 3%, the net cost of a loan is 4.4%.

Loans must be repaid within five years, unless the loan is used to acquire your principal residence, in which case the loan must be repaid within 30 years. You must make loan repayments on at least a quarterly basis, and you may prepay your loan at any time. You must label each loan payment as such. If not labeled as a loan payment, amounts received by the Company will be treated as Purchase Payments. Upon receipt of a loan payment, the Company will transfer Contract Value from the Loan Account to the Fixed Account and/or the Subaccounts according to your current instructions with respect to Purchase Payments in an amount equal to the amount by which the payment reduces the amount of the loan outstanding.

If you do not make any required loan payment by the end of the calendar quarter following the calendar quarter in which the missed payment was due, the TOTAL OUTSTANDING LOAN BALANCE will be deemed to be in default. The total outstanding loan balance, which includes accrued interest, will be reported to the Internal Revenue Service (“IRS”) on form 1099-R for the year in which the default occurred. This deemed distribution may be subject to a 10% penalty tax, which is imposed upon distributions prior to the Owner attaining age 59½. Once a loan has defaulted, regularly scheduled loan payments will not be accepted by the Company. No new loans will be allowed while a loan is in default. Interest will continue to accrue on a loan in default. Contract Value equal to the amount of the accrued interest may be transferred to the Loan Account. If a loan continues to be in default, the total outstanding balance may be deducted from Contract Value or after the Contractowner attains age 59½. The Contract will terminate automatically if the outstanding loan balance of a loan in default equals or exceeds the Withdrawal Value. Contract Value will be used to repay the loan and any applicable withdrawal charges. Because of the adverse tax consequences associated with defaulting on a loan, you should carefully consider your ability to repay the loan and should consult with a tax adviser before requesting a loan.

While the amount to secure the loan is held in the Loan Account, you forego the investment experience of the Subaccounts and the Current Rate of interest on the Fixed Account. Outstanding Contract Debt will reduce the amount of proceeds paid upon full withdrawal, upon payment of the death benefit, and upon annuitization. In addition, no partial withdrawal will be processed which would result in the withdrawal of Contract Value from the Loan Account. If a Guaranteed Minimum Income Benefit Rider is in effect, amounts allocated to the Loan Account will earn the minimum rate of interest guaranteed under the Fixed Account for the purpose of calculating the benefit under any such Rider. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer permitted in the Internal Revenue Code.

In the event that you elect to exchange your Contract for a contract of another company, you will need to either pay off your loan prior to the exchange or incur tax consequences in that you will be deemed to have received a taxable distribution in the amount of the outstanding loan balance.

You should consult with your tax adviser on the effect of a loan.

Restrictions on Withdrawals from Qualified Plans — Generally, a Qualified Plan may not provide for the distribution or withdrawal of amounts accumulated under the Plan until after a fixed number of years, the attainment of a stated age or upon the occurrence of a specific event such as hardship, disability, retirement, death or termination of employment. Therefore, if you own a Contract purchased in connection with a Qualified Plan, you may not be entitled to make a full or partial withdrawal (including systematic withdrawals), as described in this Prospectus, unless one of the above-described conditions has been satisfied. For this reason, you should refer to the terms of your particular Qualified Plan, the Internal Revenue Code and other applicable law for any limitation or restriction on distributions and withdrawals, including the 10% penalty tax that may be imposed in the event of a distribution from a Qualified Plan before the participant reaches age 59½. See the discussion under “Tax Penalties.”

Section 403(b) imposes restrictions on certain distributions from tax-sheltered annuity contracts meeting the requirements of Section 403(b). The restrictions apply to tax years beginning on or after January 1, 1989. Section 403(b) requires that distributions from Section 403(b) tax-sheltered annuities that are attributable to employee contributions made after December 31, 1988 under a salary reduction agreement begin only after the employee

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(i) reaches age 59½, (ii) has a severance from employment, (iii) dies, (iv) becomes disabled, or (v) incurs a hardship. Furthermore, distributions of gains attributable to such contributions accrued after December 31, 1988 may not be made on account of hardship. Hardship, for this purpose, is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a residence, paying certain tuition expenses, or paying amounts needed to avoid eviction or foreclosure that may only be met by the distribution. You should also be aware that Internal Revenue Service regulations do not allow you to make any contributions to your 403(b) annuity contract for a period of six months after a hardship withdrawal.

If you own a Contract purchased as a tax-sheltered Section 403(b) annuity contract, you will not, therefore, be entitled to make a full or partial withdrawal, as described in this Prospectus, in order to receive proceeds from the Contract attributable to contributions under a salary reduction agreement or any gains credited to such Contract after December 31, 1988 unless one of the above-described conditions has been satisfied. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) program, the withdrawal constraints described above would not apply to the amount transferred to the Contract designated as attributable to the Owner’s December 31, 1988 account balance under the old contract, provided the amounts transferred between contracts qualified as a tax-free exchange under the Internal Revenue Code. An Owner of a Contract may be able to transfer the Contract’s Withdrawal Value to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an employer’s Section 403(b) arrangement.

The distribution or withdrawal of amounts under a Contract purchased in connection with a Qualified Plan may result in the receipt of taxable income to the Owner or Annuitant and in some instances may also result in a penalty tax. Therefore, you should carefully consider the tax consequences of a distribution or withdrawal under a Contract and you should consult a competent tax adviser. See “Federal Tax Matters.”

If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Federal Tax Matters

Introduction — The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (“Code”). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan, if any, for which the Contract is purchased, the tax and employment status of the individuals involved and a number of other factors. The discussion contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company’s understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (“IRS”), as of the date of this prospectus, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult with a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract or any other transaction involving a Contract. The Company does not make any guarantee regarding the tax status of, or tax consequences arising from, any Contract or any transaction involving the Contract. In addition, as provided in IRS regulations, we inform you that this material is not intended and cannot be referred to or used (1) to avoid tax penalties, or (2) to promote, sell or recommend any tax plan or arrangement.

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Tax Status of the Company and the Separate Account —

General. The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

Charge for the Company’s Taxes. A charge may be made for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts or the Contract for the Company’s federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company’s tax status.

Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

Diversification Standards. Each Underlying Fund will be required to adhere to regulations adopted by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of an Underlying Fund may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Underlying Funds, intends to comply with the diversification requirements of Section 817(h).

Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contractowner’s gross income. The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating Purchase Payments and Contract Values. While the Company does not think that such will be the case, these differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Separate Account. The Company nonetheless reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations are adopted or rulings are issued, there can be no assurance that the Underlying Funds will be able to operate as currently described in the Prospectus, or that the Underlying Funds will not have to change their investment objectives or investment policies.

Income Taxation of Annuities in General—Non-Qualified Plans — Section 72 of the Code governs the taxation of annuities. In general, a contract owner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See “Contracts Owned by Non-Natural Persons” and “Diversification Standards.” Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.

Surrenders or Withdrawals Prior to the Annuity Start Date. Code Section 72 provides generally that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Start Date generally will be treated as gross income to the extent that the cash value of the Contract immediately before the withdrawal (determined without regard to any withdrawal charge in the case of a partial withdrawal) exceeds the “investment in the contract.” The “investment in the contract” is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient’s gross

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income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial withdrawal of a Contract.

Surrenders or Withdrawals on or after the Annuity Start Date. Upon a complete surrender, the receipt is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates.

Annuity Payments. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the “exclusion ratio,” which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the “excludable amount,” which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

Penalty Tax on Certain Surrenders and Withdrawals. With respect to amounts withdrawn or distributed before the taxpayer reaches age 59½, a penalty tax is imposed equal to 10% of the portion of such amount which is includable in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the “primary annuitant,” who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer’s becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59½, or (b) before the taxpayer reaches age 59½.

Partial Annuitization. Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals. None of the payment options under the Contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the Contract to a payment option, we will treat those payments as withdrawals for tax purposes.

Additional Considerations —

Distribution-at-Death Rules. In order to be treated as an annuity contract, a contract must provide the following two distribution rules: (a) if any owner dies on or after the Annuity Start Date, and before the entire interest in the Contract has been distributed, the remainder of the owner’s interest will be distributed at least as quickly as the method in effect on the owner’s death; and (b) if any owner dies before the Annuity Start Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

The Contract provides that upon your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit. All Contract provisions relating to spousal continuation are available only to a person who meets the definition of "spouse" under federal law. The U.S. Supreme Court has held Section 3 of the federal Defense of Marriage Act

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(which purportedly did not recognize same-sex marriages, even those which are permitted under individual state laws) to be unconstitutional. Therefore, same-sex marriages recognized under state law will be recognized for federal law purposes. The Department of Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the person resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax adviser for more information on this subject.

Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Designated Beneficiary is the deceased owner’s spouse.

Gift of Annuity Contracts. Generally, gifts of non-tax qualified Contracts prior to the Annuity Start Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor’s income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

Contracts Owned by Non-Natural Persons. If the Contract is held by a non-natural person (for example, a corporation) the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includable in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

Multiple Contract Rule. For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all Non-Qualified deferred annuity contracts issued by the same insurer to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract’s Annuity Start Date, such as a partial surrender, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Start Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the “exclusion ratio” under the contract.

Transfers, Assignments or Exchanges of a Contract. A transfer of ownership of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Owner, the selection of certain Annuity Start Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection or exchange should contact a competent tax adviser with respect to the potential effects of such a transaction.

Optional Benefit Riders. It is possible that the Internal Revenue Service may take the position that fees deducted for certain optional benefit riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if withdrawn prior to age 59½. Although we do not believe that the fees associated for any optional benefit provided under the Contract should be treated as taxable withdrawals, you should consult your tax advisor prior to selecting any optional benefit under the Contract.

Withholding. Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

Qualified Plans — The Contract may be used with Qualified Plans that meet the requirements of Section 403(b), 408 or 408A of the Code. If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage to that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that

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other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. These Qualified Plans may permit the purchase of the Contract to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Owners, Annuitants, and Beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. For example, the Company may accept beneficiary designations and payment instructions under the terms of the Contract without regard to any spousal consents that may be required under the plan or the Employee Retirement Income Security Act of 1974 (ERISA). Consequently, an Owner’s Beneficiary designation or elected payment option may not be enforceable.

The amounts that may be contributed to Qualified Plans are subject to limitations that vary depending on the type of Plan. In addition, early distributions from most Qualified Plans may be subject to penalty taxes, or, for certain plans, could cause the Plan to be disqualified. Furthermore, distributions from most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These requirements may not be incorporated into the Company’s Contract administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

The following are brief descriptions of the various types of Qualified Plans and the use of the Contract therewith:

Section 403(b). Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to purchase annuity contracts, and, subject to certain limitations, to exclude the amount of Purchase Payments from gross income for tax purposes. The Contract may be purchased in connection with a Section 403(b) annuity plan.

Section 403(b) annuities must generally be provided under a plan which meets certain minimum participation, coverage, and nondiscrimination requirements. Each employee’s interest in a retirement plan qualified under Code Section 403(b) must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the later of the calendar year in which the employee reaches age 70½ or retires (“required beginning date”). Periodic distributions must not extend beyond the life of the employee or the lives of the employee and a designated beneficiary (or over a period extending beyond the life expectancy of the employee or the joint life expectancy of the employee and a designated beneficiary).

If an employee dies before reaching his or her required beginning date, the employee’s entire interest in the plan must generally be distributed beginning before the close of the calendar year following the year of the employee’s death to a designated beneficiary over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the employee’s surviving spouse, distributions may be delayed until the employee would have reached age 70½. If there is no designated beneficiary or if distributions are not timely commenced, the entire interest must be distributed by the end of the fifth calendar year following the year of death.

If an employee dies after reaching his or her required beginning date, the employee’s interest in the plan must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the employee’s death.

A Section 403(b) annuity contract may be purchased with employer contributions, employee contributions or a combination of both. An employee’s rights under a Section 403(b) contract attributable to employee contributions must be nonforfeitable. The contribution limit is similar to the limits on contributions to qualified retirement plans and depends upon, among other things, whether the annuity contract is purchased with employer or employee contributions.

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Amounts used to purchase Section 403(b) annuities generally are excludable from the taxable income of the employee. As a result, all distributions from such annuities are normally taxable in full as ordinary income to the employee.

A Section 403(b) annuity contract must prohibit the distribution of employee contributions (including earnings thereon) until the employee: (i) attains age 59½, (ii) has a severance from employment; (iii) dies; (iv) becomes disabled; or (v) incurs a financial hardship (earnings may not be distributed in the event of hardship). If your Contract was issued pursuant to a 403(b) plan, we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.

Distributions from a Section 403(b) annuity contract may be eligible for a tax-free rollover to another eligible retirement plan, including an individual retirement account or annuity (IRA). See “Rollovers.”

If your Contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.  By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the Contract, and transactions under the Contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.

Section 408. Traditional Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities (“traditional IRAs”). The Contract may be purchased as an IRA. The IRAs described in this section are called “traditional IRAs” to distinguish them from “Roth IRAs,” which are described below.

IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and on the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or non-deductible basis. IRAs may not be transferred, sold, assigned, discounted or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) the lesser of 100% of the individual’s taxable compensation or $5,500. Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $1,000 each tax year. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual’s adjusted gross income for the year ($ 98,000 for a married couple filing a joint return and $ 61,000 for a single taxpayer in 2015). If the individual’s spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $ 183,000 and $ 193,000 in 2015. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.
Sale of the Contract for use with IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement that accompanies this Prospectus.

In general, traditional IRAs are subject to minimum distribution requirements similar to those applicable to retirement plans qualified under Section 403(b) of the Code; however, the required beginning date for traditional IRAs is generally the date that the contract owner reaches age 70½—the contract owner’s retirement date, if any, will not affect his or her required beginning date. See “Section 403(b).” Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual’s income is the amount of the distribution that bears the same ratio as the individual’s nondeductible contributions bears to the expected return under the IRA.

Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to any kind of eligible retirement plan, including another traditional IRA. A distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA. See “Rollovers.”

The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

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Section 408A. Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $ 116,000 to $ 131,000 in adjusted gross income for 2015 ($ 183,000 to $ 193,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA. Distributions from Roth 401(k) plans and Roth 403(b) plans can be rolled over to a Roth IRA regardless of income.

Regular contributions to a Roth IRA are not deductible, and rollovers and conversions from other retirement plans are taxable when completed, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Rollovers of Roth contributions were already taxed when made and are not generally subject to tax when rolled over to a Roth IRA. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the Internal Revenue Service. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the contract owner’s lifetime. Generally, however, the amount remaining in a Roth IRA after the contract owner’s death must begin to be distributed by the end of the first calendar year after death, and made in amounts that satisfy IRS required minimum distribution regulations. If there is no beneficiary, or if the beneficiary elects to delay distributions, the amount must be distributed by the end of the fifth full calendar year after death of the contract owner.

Rollovers. A “rollover” is the tax-free transfer of a distribution from one “eligible retirement plan” to another. Distributions which are rolled over are not included in the employee’s gross income until some future time.

If any portion of the balance to the credit of an employee in a 401, 403(b) or governmental 457 plan (other than Roth sources) is paid in an “eligible rollover distribution” and the payee transfers any portion of the amount received to an “eligible retirement plan,” then the amount so transferred is not includable in income. Also, pre-tax distributions from an IRA may be rolled over to another kind of eligible retirement plan. An “eligible rollover distribution” generally means any distribution that is not one of a series of periodic payments made for the life of the distributee or for a specified period of at least ten years. In addition, a required minimum distribution, death distributions (except to a surviving spouse) and certain corrective distributions, will not qualify as an eligible rollover distribution. A rollover must be made directly between plans or indirectly within 60 days after receipt of the distribution.

For an employee’s spouse (or employee’s former spouse as beneficiary or alternate payee), an “eligible retirement plan” will be a Section 403(b) plan, a qualified retirement plan, a governmental deferred compensation plan under Section 457(b), or a traditional individual retirement account or annuity described in Code Section 408. For a non-spouse beneficiary, an “eligible retirement plan” is an IRA established by the direct rollover. For a Roth 403(b) account, a rollover, including a direct rollover, can only be made to a Roth IRA or to the same kind of account in another plan (such as a Roth 403(b) to a Roth 403(b), but not a Roth 403(b) to a Roth 401(k)) or to a Roth IRA. Additionally, a rollover for a Roth IRA can only be made to another Roth IRA.

Only one indirect rollover may be made from an IRA, including traditional IRAs, Roth IRAs, SIMPLE-IRAs and SEP-IRAs, to another IRA in a 12 month period. The 12 month period begins on the date the IRA distribution is received. If a second indirect rollover is made during the 12 month period, the transaction may have adverse tax consequences. This rollover limitation does not apply to direct rollovers or a rollover between a retirement plan and an IRA.

A 401, 403(b) or governmental 457 plan must generally provide a participant receiving an eligible rollover distribution, the option to have the distribution transferred directly to another eligible retirement plan.

Tax Penalties. Premature Distribution Tax. Distributions from a 403(b) or IRA before the participant reaches age 59½ are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the employee; (ii) attributable to the employee’s disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary and (except for IRAs) which begin after the employee terminates employment; (iv) made to an employee after termination of employment after reaching age 55; (v) made to pay for certain medical expenses; (vi) that are exempt withdrawals of an excess contribution; (vii) that are rolled over or transferred in accordance with Code requirements; (viii) made as a qualified reservist distribution or (ix) that are transferred pursuant to a decree of divorce or separate maintenance or written instrument incident to such a decree.

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The exception to the 10% penalty tax described in item (iv) above is not applicable to IRAs. However, distributions from an IRA to unemployed individuals can be made without application of the 10% penalty tax to pay health insurance premiums in certain cases. There are two additional exceptions to the 10% penalty tax on withdrawals from IRAs before age 59½: withdrawals made to pay “qualified” higher education expenses and withdrawals made to pay certain “eligible first-time home buyer expenses.”

Minimum Distribution Tax. If the amount distributed from a Qualified Contract is less than the minimum required distribution for the year, the participant is subject to a 50% tax on the amount that was not properly distributed. The value of any enhanced death benefits or other optional contract provisions such as the Guaranteed Minimum Income Benefit may need to be taken into account when calculating the minimum required distribution. Consult a tax adviser.

Withholding. Periodic distributions (e.g., annuities and installment payments) from a Qualified Contact that will last for a period of ten or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

Eligible rollover distributions from a Qualified Plan (other than IRAs) are generally subject to mandatory 20% income tax withholding. However, no withholding is imposed if the distribution is transferred directly to another eligible retirement plan. Nonperiodic distributions from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

The above description of the federal income tax consequences of the different types of Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Owner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

Other Tax Considerations —

Federal Estate, Gift, and Generation-Skipping Transfer Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Code may impose a “generation skipping transfer tax” (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require the Company to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2015, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $ 5,430,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Annuity Purchases by Nonresident Aliens and Foreign Corporations. The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits. We may benefit from any foreign tax credits attributable to taxes paid by certain Funds to foreign jurisdictions to the extent permitted under Federal tax law.

Medicare Tax. Distributions from non-qualified annuity contracts are considered

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“investment income” for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Possible Tax Changes. From time to time, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change). Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract. We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion to be tax advice.

Other Information

Voting of Underlying Fund Shares — The Company is the legal owner of the shares of the Underlying Funds held by the Subaccounts. The Company will exercise voting rights attributable to the shares of each Underlying Fund held in the Subaccounts at any regular and special meetings of the shareholders of the Underlying Funds on matters requiring shareholder voting under the 1940 Act. In accordance with its view of presently applicable law, the Company will exercise its voting rights based on instructions received from persons having the voting interest in corresponding Subaccounts. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the Underlying Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner. Unless otherwise required by applicable law, the number of shares of a particular Underlying Fund as to which voting instructions may be given to the Company is determined by dividing your Contract Value in the corresponding Subaccount on a particular date by the net asset value per share of the Underlying Fund as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the same date established by the Underlying Fund for determining shareholders eligible to vote at the meeting of the Underlying Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Underlying Funds. Voting instructions may be cast in person or by proxy.

It is important that each Owner provide voting instructions to the Company because we vote all Underlying Fund shares proportionately in accordance with instructions received from Owners. This means that we will vote shares for which no timely instructions are received in the same proportion as those shares for which we do receive voting instructions. As a result, a small number of Owners may control the outcome of a vote. The Company will also exercise the voting rights from assets in each Subaccount that are not otherwise attributable to Owners, if any, in the same proportion as the voting instructions that are received in a timely manner for all Contracts participating in that Subaccount.

Closed Subaccount — Effective May 1, 2015, the American Century VP Mid Cap Value Subaccount (the “Closed Subaccount”) is no longer available for the allocation of Purchase Payments or the transfer of Contract Value for Contracts that do not have Contract Value in the Closed Subaccount as of May 1, 2015. Transfers of Contract Value include transfers pursuant to the Dollar Cost Averaging and Asset Reallocation Programs (collectively referred to as “Automatic Investment Program”).

If you had Contract Value in the Closed Subaccount on May 1, 2015, your Contract Value will remain invested in the Closed Subaccount and you may continue to allocate Purchase Payments or transfer Contract Value to or from the Closed Subaccount, subject to transfer restrictions. Automatic allocations to the Closed Subaccount pursuant to an Automatic Investment Program, will continue to be in effect.

In the event that we receive a request on or after May 1, 2015 to allocate to the Closed Subaccount, we currently anticipate we will handle those transactions as follows:

New Applications. If we receive an application for a Contract with an allocation to the Closed Subaccount, we will consider the application to be incomplete and we will attempt to contact the applicant to get revised instructions. The Company will hold the Purchase Payment in its General Account and may take up to five Valuation Dates to

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resolve the problem. If the Company is unable to resolve the problem within five Valuation Dates, the Company will notify the applicant of the reasons for the delay. If the applicant affirmatively revokes the consent given with their application to hold the initial Purchase Payment pending resolution of the problem, we will return the applicant’s Purchase Payment. Otherwise, the Purchase Payment will be applied not later than the second Valuation Date after the Valuation Date the problem is resolved.

Existing Contracts   without Contract Value in the Closed Subaccount as of May 1, 2015 . If we receive a Purchase Payment for an existing Contract with an allocation to the Closed Subaccount, we will allocate the applicable portion of the payment to the Guggenheim VIF Money Market Subaccount (including cases in which an Extra Credit Rider is in effect). If you had in effect an automatic allocation to the Closed Subaccount pursuant to an Automatic Investment Program, those automatic transactions were terminated effective as of the close of business on May 1, 2015 . If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Closed Subaccount), you will need to submit a new form to our Administrative Office. If you request a transfer of Contract Value to the Closed Subaccount, we will consider your request to not be in good order, and we will not process it. In such cases, we will contact you for further instructions.

Changes to Investments — The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Underlying Funds should no longer be available for investment, or if the Company management believes further investment in shares of any or all of the Underlying Funds should become inappropriate in view of the purposes of the Contract, the Company may substitute shares of another Underlying Fund or of a different fund for shares already purchased, or to be purchased in the future under the Contract. Substituted fund shares may have higher fees and expenses. The Company may also purchase, through the Subaccount, other securities for other classes or contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners. The Company further reserves the right to close any Subaccount to future allocations.

In connection with a substitution of any shares attributable to an Owner’s interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Underlying Fund or in shares of another investment company, a series thereof, or other suitable investment vehicle. The Company may establish new Subaccounts in its sole discretion, and will determine whether to make any new Subaccount available to existing Owners. The Company may also eliminate or combine one or more Subaccounts to all or only certain classes of Owners if, in its sole discretion, marketing, tax, or investment conditions so warrant.

Subject to compliance with applicable law, the Company may transfer assets to the General Account. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount to another separate account or Subaccount.

In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If the Company believes it to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law. The Separate Account may be deregistered under that Act in the event such registration is no longer required, or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

Changes to Comply with Law and Amendments — The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

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Reports to Owners — The Company will send you annually a statement setting forth a summary of the transactions that occurred during the year, and indicating the Contract Value as of the end of each year. In addition, the statement will indicate the allocation of Contract Value among the Fixed Account and the Subaccounts and any other information required by law. The Company will also send confirmations upon Purchase Payments, transfers, loans, loan repayments, and full and partial withdrawals. The Company may confirm certain transactions on a quarterly basis. These transactions include purchases under an Automatic Investment Program, transfers under the Dollar Cost Averaging and Asset Reallocation Options, systematic withdrawals and annuity payments.

You will also receive an annual and semiannual report containing financial statements for those Underlying Funds corresponding to the Subaccounts to which you have allocated your Contract Value. Such reports include a list of the portfolio securities of the Underlying Fund, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

Electronic Privileges — If the proper form has been completed, signed, and filed at the Company's Administrative Office, you may: (1) request a transfer of Contract Value and make changes in your Purchase Payment allocation and to an existing Dollar Cost Averaging or Asset Reallocation option by telephone; (2) request a transfer of Contract Value electronically via facsimile; and (3) request a transfer of Contract Value through the Company’s Internet web site. If you elect Electronic Privileges, you automatically authorize your financial representative to make transfers of Contract Value and changes in your Purchase Payment allocation or Dollar Cost Averaging or Asset Allocation option, on your behalf.

Any telephone or electronic device, whether it is the Company’s, yours, your service provider’s, or your registered representative’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent the Company’s processing of your transfer request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our Administrative Office.

The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions provided it complies with its procedures. The Company’s procedures require that any person requesting a transfer by telephone provide the account number and the Owner’s tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone transfer request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations) or are otherwise unavailable, you may not be able to request transfers by telephone and would have to submit written requests.

By authorizing telephone transfers, you authorize the Company to accept and act upon telephonic instructions for transfers involving your Contract. There are risks associated with telephone transactions that do not occur if a written request is submitted. Anyone authorizing or making telephone requests bears those risks. You agree that neither the Company, any of its affiliates, nor any Underlying Fund, will be liable for any loss, damages, cost, or expense (including attorneys’ fees) arising out of any telephone requests; provided that the Company effects such request in accordance with its procedures. As a result of this policy on telephone requests, you bear the risk of loss arising from the telephone transfer privilege. The Company may discontinue, modify, or suspend the telephone transfer privilege at any time.

Legal Proceedings — The Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, the Company believes that at the present time there are no legal proceedings pending or threatened to which the Company, the Separate Account, or Security Distributors, Inc. (“SDI”) is a party that are reasonably likely to materially affect the Separate Account or the Company’s ability to meet its obligations under the Contract, or SDI’s ability to perform its contract with the Separate Account.

Sale of the Contract — The Company currently offers the Contract on a continuous basis. The Company anticipates continuing to offer the Contract but reserves the right to discontinue the offering.

Principal Underwriter. The Company has entered into a principal underwriting agreement with its affiliate, Security Distributors, Inc. (“SDI”), for the distribution and sale of the Contract. SDI’s home office is located at One Security Benefit Place, Topeka, Kansas 66636-0001. SDI, a wholly-owned subsidiary of Security Benefit Life Insurance Company, an affiliate of the Company, is registered as a broker-dealer with the SEC under the Securities

52

Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA), formerly known as NASD, Inc.

SDI does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of broker-dealers that have entered into selling agreements with SDI for the sale of the Contract (collectively, “Selling Broker-Dealers”). Registered representatives must be licensed as insurance agents by the state of New York insurance authorities and appointed agents of the Company in order to sell the Contract. The Company pays commissions to Selling Broker-Dealers through SDI. During fiscal years 2014, 2013, and 2012, the amounts paid to SDI in connection with all contracts sold through the Separate Account were $236,568.96, $129,219.27, and $ 45,572.86 respectively. SDI passes through commissions it receives to Selling Broker-Dealers for their sales and does not retain any portion of commissions in return for its services as principal underwriter for the Contract. However, the Company may pay some or all of SDI’s operating and other expenses, including the following sales expenses: compensation and bonuses for SDI’s management team, advertising expenses, and other expenses of distributing the Contract.

Selling Broker-Dealers. The Company pays commissions to all Selling Broker-Dealers in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Selling Broker-Dealers may be passed on to their registered representatives in accordance with their internal compensation programs. The Company may use any of its corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments described below are not charged directly to Owners or the Separate Account. The Company intends to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from its General Account.

Compensation Paid to All Selling Broker-Dealers. The Company pays commissions as a percentage of initial and subsequent Purchase Payments at the time it receives them, as a percentage of Contract Value on an ongoing basis, or a combination of both. While the amount and timing of commissions may vary depending on the selling agreement, the Company does not expect commissions to exceed 6.5% of aggregate Purchase Payments (if compensation is paid as a percentage of Purchase Payments) and 0.65% annually of average Contract Value (if compensation is paid as a percentage of Contract Value). The Company also pays non-cash compensation in connection with the sale of the Contract, including conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

The registered representative who sells you the Contract typically receives a portion of the compensation the Company pays to his or her Selling Broker-Dealer, depending on the agreement between the Selling Broker-Dealer and your registered representative and the Selling Broker-Dealer’s internal compensation program. These programs may include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Additional Compensation Paid to Selected Selling Broker-Dealers. In addition to ordinary commissions and non-cash compensation, the Company may pay additional compensation to selected Selling Broker-Dealers. These payments may be: (1) trail commissions or persistency payments, which are periodic payments based on contract values of the Company’s variable insurance contracts (including Contract Values of the Contract) or other persistency standards; (2) preferred status fees (which may be in the form of a higher percentage of ordinary commission) paid to obtain preferred treatment of the Contract in Selling Broker-Dealers’ marketing programs, including enhanced marketing services and increased access to their registered representatives; (3) one-time bonus payments for their participation in sales promotions with regard to the Contract; (4) periodic bonus payments calculated as a percentage of the average contract value of the Company’s variable insurance contracts (including the Contract) sold by the Selling Broker-Dealer during the calendar year of payment; (5) reimbursement of industry conference fees paid to help defray the costs of sales conferences and educational seminars for the Selling Broker-Dealers’ registered representatives; and (6) reimbursement of Selling Broker-Dealers for expenses incurred by the Selling Broker-Dealer or its registered representatives in connection with client seminars or similar prospecting activities conducted to promote sales of the Contract.

These additional compensation arrangements are not offered to all Selling Broker Dealers and the terms of such arrangements and the payments made thereunder may differ substantially among Selling Broker Dealers.

These payments may be significant, and may be calculated in different ways by different Selling Broker-Dealers. These arrangements are designed to specially encourage the sale of the Company’s products (and/or its affiliates’

53

products) by such Selling Broker-Dealers. The prospect of receiving, or the receipt of, additional compensation may provide Selling Broker-Dealers and/or their registered representatives with an incentive to favor sales of the Contract over other variable annuity contracts (or other investments) with respect to which a Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the Contract. Ask your registered representative for further information about what he or she and the Selling Broker-Dealer for whom he or she works may receive in connection with your purchase of a Contract.

Performance Information

Performance information for the Subaccounts, including the yield and effective yield of the Guggenheim VIF Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

Current yield for the Guggenheim VIF Money Market Subaccount will be based on income received by a hypothetical investment over a given 7-day period (less expenses accrued during the period), and then “annualized” (i.e., assuming that the 7-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). “Effective yield” for the Guggenheim VIF Money Market Subaccount is calculated in a manner similar to that used to calculate yield, but reflects the compounding effect of earnings. During extended periods of low interest rates, and due in part to Contract fees and expenses, the Guggenheim VIF Money Market Subaccount yields may also become extremely low and possibly negative.

For the remaining Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period (“net investment income”), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of one, five, and ten years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the account administration charge, administration charge, mortality and expense risk charge, rider charges, and contingent deferred sales charge and may simultaneously be shown for other periods.

Quotations of yield and effective yield do not reflect deduction of the contingent deferred sales charge, and total return figures may be quoted that do not reflect deduction of the charge. If reflected, the performance figures quoted would be lower. Such performance information will be accompanied by total return figures that reflect deduction of the contingent deferred sales charge that would be imposed if Contract Value were withdrawn at the end of the period for which total return is quoted.

Although the Contract was not available for purchase until February 1, 2005, certain of the Underlying Funds were in existence prior to that date. Performance information for the Subaccounts may also include quotations of total return for periods beginning prior to the availability of the Contract that incorporate the performance of the Underlying Funds.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield of the Guggenheim VIF Money Market Subaccount and total returns of the Subaccounts, see the Statement of Additional Information.

Additional Information

Registration Statement — A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus does not include all the information included in the Registration Statement, certain portions of which, including the Statement of Additional Information, have been omitted pursuant to the rules and regulations of the SEC. The omitted information may be obtained at the SEC’s principal office in Washington, DC, upon payment of the SEC’s prescribed fees and may also be obtained from the SEC’s web site (http://www.sec.gov).

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Financial Statements — The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, and the financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2014, and for each of the specified periods ended December 31, 2014 and 2013, or for portions of such periods as disclosed in the financial statements, are included in the Statement of Additional Information.

Table of Contents for Statement of Additional Information

The Statement of Additional Information for SecureDesigns Variable Annuity contains more specific information and financial statements relating to the Company and the Separate Account. The Statement of Additional Information is available without charge by calling the Company’s toll-free number at 1-800-888-2461 or by detaching this page from the prospectus and mailing it to Company at P.O. Box 750497, Topeka, KS 66675-0497. Be sure to include your name and address when requesting the Statement of Additional Information. The table of contents of the Statement of Additional Information is set forth below:

GENERAL INFORMATION AND HISTORY
Safekeeping of Assets

METHOD OF DEDUCTING THE EXCESS CHARGE

LIMITS ON PURCHASE PAYMENTS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS
Section 403(b)
Sections 408 and 408A

ADMINISTRATIVE SERVICES ARRANGEMENTS

PERFORMANCE INFORMATION

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

FINANCIAL STATEMENTS

Objectives for Underlying Funds

There is no guarantee that any Underlying Fund will meet its investment objective.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective prospectuses and summary prospectuses. Prospectuses and summary prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

NOTE: If you received a summary prospectus for an Underlying Fund listed below, please follow the directions on the first page of the summary prospectus to obtain a copy of the full Underlying Fund prospectus.

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
AB VPS Dynamic Asset Allocation	B	Seeks to maximize total return consistent with the Adviser’s determination of reasonable risk.	AB
AB VPS Small/Mid Cap Value	B	Seeks long-term growth of capital.	AB
American Century VP Ultra ®	II	Seeks long-term capital growth.	American Century Inv. Mgmt., Inc.
American Century VP Value	II	Seeks long-term capital growth. Income is a secondary objective.	American Century Inv. Mgmt., Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
American Funds IS ® Asset Allocation	4	Seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Mgmt. Co.
American Funds IS ® Global Bond	4	Seeks, over the long term, a high level of total return consistent with prudent investment management.	Capital Research and Mgmt. Co.
American Funds IS ® Global Growth	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® Growth-Income	4	Seeks long-term growth of capital and income.	Capital Research and Mgmt. Co.
American Funds IS ® International	4	Seeks long-term growth of capital.	Capital Research and Mgmt. Co.
American Funds IS ® New World	4	Seeks long-term capital appreciation.	Capital Research and Mgmt. Co.
BlackRock Equity Dividend V.I.	3	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I.	3	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock High Yield V.I.	3	Seeks to maximize total return, consistent with income generation and prudent investment management.	BlackRock Advisors, LLC
ClearBridge Variable Aggressive Growth	II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC (Western Asset Mgmt. Co. manages the portion of the fund's cash and short-term investments allocated to it.)	Clearbridge Inv., LLC
ClearBridge Variable Small Cap Growth	I	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC (Western Asset Mgmt. Co. manages the portion of the fund's cash and short-term investments allocated to it.)	Clearbridge Inv., LLC
Dreyfus IP MidCap Stock	Service
Seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
			The Dreyfus Corporation
Dreyfus IP Small Cap Stock Index	Service	Seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).	The Dreyfus Corporation
Dreyfus IP Technology Growth	Service	Seeks capital appreciation.	The Dreyfus Corporation
Dreyfus VIF Appreciation	Service	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation	Fayez Sarofim & Co.
Dreyfus VIF International Value	Service	Seeks long-term capital growth.	The Dreyfus Corporation

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Fidelity ® VIP Equity-Income	Service Class 2
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
			Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth & Income	Service Class 2	Seeks high total return through a combination of current income and capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Growth Opportunities	Service Class 2	Seeks capital growth.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP High Income	Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Fidelity ® VIP Overseas	Service Class 2	Seeks long-term growth of capital.	Fidelity Mgmt. & Research Co.	FMR Co., Inc. and other investment advisers
Franklin Founding Funds Allocation VIP Fund	4	Seeks capital appreciation, with income as a secondary goal.	Franklin Templeton Services, LLC
Franklin Income VIP Fund	2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund	2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Small Cap Value VIP Fund	2	Seeks long-term total return.	Franklin Advisory Services, LLC
Franklin Strategic Income VIP Fund	2	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal.	Franklin Advisers, Inc.
Guggenheim VIF All Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Alpha Opportunity		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF CLS AdvisorOne Global Diversified Equity		Seeks long-term growth of capital without regard to current income.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VIF CLS AdvisorOne Growth and Income		Seeks a combination of current income and growth of capital.	Guggenheim Investments	Clarke Lanzen Skalla Inv. Firm Inc. (NV)
Guggenheim VIF Floating Rate Strategies		Seeks a high level of current income while maximizing total return.	Guggenheim Investments
Guggenheim VIF Global Managed Futures Strategy		Seeks to generate positive total returns over time.	Guggenheim Investments
Guggenheim VIF High Yield		Seeks high current income; capital appreciation is secondary objective.	Guggenheim Investments
Guggenheim VIF Large Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Long Short Equity		Seeks long term capital appreciation.	Guggenheim Investments

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Guggenheim VIF Macro Opportunities		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF Managed Asset Allocation		Seeks growth of capital and, secondarily, preservation of capital.	Guggenheim Investments
Guggenheim VIF Mid Cap Value		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Money Market		Seeks a high level of current income as is consistent with preservation of capital by investing in money market securities with varying maturities.	Guggenheim Investments
Guggenheim VIF Multi-Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments
Guggenheim VIF Small Cap Value		Seeks long term capital appreciation.	Guggenheim Investments
Guggenheim VIF StylePlus Large Core		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Large Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Mid Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF StylePlus Small Growth		Seeks long-term growth of capital.	Guggenheim Investments
Guggenheim VIF Total Return Bond		Seeks total return, comprised of current income and capital appreciation.	Guggenheim Investments
Guggenheim VIF World Equity Income		Seeks total return, comprised of capital appreciation and income.	Guggenheim Investments
Ibbotson Aggressive Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	II	Seeks capital appreciation and some current income.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Growth ETF Asset Allocation	II	Seeks capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	II	Seeks current income and capital appreciation.	ALPS Advisors, Inc.	Ibbotson & Associates, Inc.
Invesco V.I. Comstock	Series II	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	Invesco Advisers, Inc.
Invesco V.I. Equity and Income	Series II	Seeks both capital appreciation and current income.	Invesco Advisers, Inc.
Invesco V.I. Global Health Care	Series I	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Global Real Estate	Series I	Seeks total return through growth of capital and current income.	Invesco Advisers, Inc.

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Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers, Inc.
Invesco V.I. International Growth	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Mid Cap Growth	Series II	Seeks capital growth.	Invesco Advisers, Inc.
Invesco V.I. Value Opportunities	Series II	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Ivy Funds VIP Asset Strategy		Seeks total return.	Waddell & Reed Inv. Mgmt. Co.
Janus Aspen Enterprise	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
Janus Aspen Janus Portfolio	Service	Seeks long-term growth of capital.	Janus Capital Mgmt. LLC
JPMorgan Insurance Trust Core Bond Portfolio	2	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMIM
Lord Abbett Series Bond-Debenture VC	VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Developing Growth VC	VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
MFS ® VIT II Research International	Service	Seeks capital appreciation.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Total Return	Service	Seeks total return.	Massachusetts Financial Srvcs. Co.
MFS ® VIT Utilities	Service	Seeks total return.	Massachusetts Financial Srvcs. Co.
Morgan Stanley UIF Emerging Markets Equity	II	Seeks long-term capital appreciation.	Morgan Stanley Inv. Mgmt. Inc.	Morgan Stanley Inv. Mgmt. Ltd
Neuberger Berman AMT Socially Responsive	S	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Mgmt. LLC	Neuberger Berman LLC
Oppenheimer Core Bond Fund/VA	Service	Seeks total return.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Global Fund/VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
Oppenheimer Main Street Small Cap Fund ® /VA	Service	Seeks capital appreciation.	OFI Global Asset Mgmt., Inc.	OppenheimerFunds, Inc.
PIMCO VIT All Asset	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Seeks maximum real return, consistent with prudent investment management.	Pacific Inv. Mgmt. Co. LLC

59

Underlying Fund	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
PIMCO VIT Emerging Markets Bond	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Low Duration	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Real Return	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
PIMCO VIT Total Return	Advisor	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Inv. Mgmt. Co. LLC
Putnam VT Small Cap Value	IB	Seeks capital appreciation.	Putnam Inv. Mgmt., LLC
Royce Micro-Cap	Investment	Seeks long-term capital growth.	Royce & Associates, LLC
T. Rowe Price Health Sciences	II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
Templeton Developing Markets VIP Fund	2	Seeks long-term capital appreciation.	Templeton Asset Mgmt. Ltd.
Templeton Global Bond VIP Fund	2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Transparent Value Directional Allocation VI	II	Seeks investment results that, before fees and expenses, correspond generally to the performance of the Transparent Value Directional Allocation IndexSM (the "Directional Allocation Index").	Guggenheim Partners Inv. Mgmt., LLC	Transparent Value Advisors, LLC
Western Asset Variable Global High Yield Bond	II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC	Western Asset Mgmt. Co. and Western Asset Mgmt. Co. Ltd.

60

APPENDIX A

Condensed Financial Information

The following condensed financial information presents accumulation unit values and ending accumulation units outstanding for each Subaccount for each of the following periods ended December 31. The following information does not include Subaccounts that were not available as of December 31, 2014.

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
AB VPS Dynamic Asset Allocation (formerly AllianceBernstein VPS Dynamic Asset Allocation)	2014 8	10.00	10.01	1,297
AB VPS Small/Mid Cap Value (formerly AllianceBernstein VPS Small/Mid Cap Value)	2014 8	10.00	10.42	727
American Century VP Mid Cap Value	2014	12.21	13.67	63,885
	2013	9.76	12.21	63,292
	2012	8.72	9.76	12,110
	2011	9.13	8.72	12,239
	2010	7.97	9.13	5,775
	2009	6.37	7.97	4,325
	2008	8.76	6.37	3,149
	20074	10.00	8.76	3,344
American Century VP Ultra®	2014	14.96	15.82	19,581
	2013	11.34	14.96	15,039
	2012	10.35	11.34	27,814
	2011	10.65	10.35	35,613
	2010	9.55	10.65	17,981
	2009	7.37	9.55	26,092
	2008	13.11	7.37	31,464
	2007	11.27	13.11	21,562
	2006	12.11	11.27	18,946
	20051	11.97	12.11	14,567
American Century VP Value	2014	17.05	18.55	71,713
	2013	13.47	17.05	66,167
	2012	12.20	13.47	56,575
	2011	12.56	12.20	62,131
	2010	11.54	12.56	63,089
	2009	10.01	11.54	57,872
	2008	14.19	10.01	56,273
	2007	15.56	14.19	46,615
	2006	13.64	15.56	17,046
	20051	13.32	13.64	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
American Funds IS ® Asset Allocation	2014 8	10.00	10.16	588
American Funds IS ® Global Bond	2014 8	10.00	9.47	3,405
American Funds IS ® Global Growth	2014 8	10.00	10.13	2,049
American Funds IS ® Growth-Income	2014 8	10.00	10.59	16,203
American Funds IS ® International Fund	2014 8	10.00	9.41	2,730
American Funds IS ® New World	2014 8	10.00	9.02	379
BlackRock Equity Dividend V.I.	2014 8	10.00	10.45	0
BlackRock Global Allocation V.I.	2014 8	10.00	9.84	0
BlackRock High Yield V.I.	2014 8	10.00	9.68	719
ClearBridge Variable Aggressive Growth	2014	14.22	16.44	92,379
	2013	10.02	14.22	83,581
	2012	8.78	10.02	208,728
	2011	8.92	8.78	95,262
	2010	7.43	8.92	169,017
	2009	5.75	7.43	115,391
	2008	10.04	5.75	136,580
	2007	10.39	10.04	57,467
	20062	10.00	10.39	37,808
ClearBridge Variable Small Cap Growth	2014	15.89	15.93	12,888
	2013	11.22	15.89	16,201
	2012	9.75	11.22	1,910
	2011	9.98	9.75	9,522
	2010	8.28	9.98	12,419
	2009	6.02	8.28	8,853
	2008	10.54	6.02	13,379
	2007	9.96	10.54	1,601
	20062	10.00	9.96	0
Dreyfus IP MidCap Stock	2014 8	10.00	10.71	5,429
Dreyfus IP Small Cap Stock	2014 8	10.00	10.47	7,995
Dreyfus IP Technology Growth	2014	15.01	15.41	5,036
	2013	11.76	15.01	3,363
	2012	10.59	11.76	3,659
	2011	11.95	10.59	4,678
	2010	9.57	11.95	33,278
	2009	6.33	9.57	7,957
	2008	11.18	6.33	5,982
	2007	10.14	11.18	7,962
	2006	10.12	10.14	262
	20051	9.51	10.12	0
Dreyfus VIF Appreciation	2014 8	10.00	10.27	2,694
Dreyfus VIF International Value	2014	10.88	9.48	36,270
	2013	9.21	10.88	26,809
	2012	8.50	9.21	27,854
	2011	10.86	8.50	39,356
	2010	10.82	10.86	90,582
	2009	8.60	10.82	87,866
	2008	14.28	8.60	69,360
	2007	14.27	14.28	29,784
	2006	12.10	14.27	28,047
	20051	11.11	12.10	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Fidelity ® VIP Equity-Income	2014 8	10.00	10.23	199
Fidelity ® VIP Growth & Income	2014 8	10.00	10.57	4,017
Fidelity ® VIP Growth Opportunities	2014 8	10.00	11.09	0
Fidelity ® VIP High Income	2014 8	10.00	9.55	0
Fidelity ® VIP Overseas	2014 8	10.00	9.24	0
Franklin Founding Funds Allocation VIP Fund	2014	10.82	10.71	17,073
	2013	9.09	10.82	18,280
	2012	8.19	9.09	10,195
	2011	8.65	8.19	5,192
	2010	8.14	8.65	4,357
	2009	6.50	8.14	4,241
	2008 5	10.00	6.50	1,476
Franklin Income VIP Fund	2014	10.76	10.85	99,330
	2013	9.81	10.76	93,034
	2012	9.04	9.81	89,716
	2011	9.17	9.04	85,887
	2010	8.45	9.17	106,684
	2009	6.47	8.45	70,459
	2008	9.55	6.47	64,115
	20074	10.00	9.55	84,085
Franklin Mutual Global Discovery VIP Fund	2014	11.07	11.27	86,796
	2013	9.00	11.07	83,618
	2012	8.25	9.00	68,284
	2011	8.82	8.25	67,969
	2010	8.18	8.82	81,261
	2009	6.89	8.18	72,035
	2008	10.00	6.89	82,757
	20074	10.00	10.00	85,099
Franklin Small Cap Value VIP Fund	2014	12.09	11.71	30,816
	2013	9.21	12.09	21,528
	2012	8.08	9.21	25,790
	2011	8.72	8.08	30,066
	2010	7.06	8.72	42,503
	2009	5.67	7.06	22,995
	2008	8.79	5.67	14,569
	20074	10.00	8.79	8,716
Franklin Strategic Income VIP Fund	2014 8	10.00	9.69	545
Guggenheim VIF All Cap Value	2014	15.32	15.88	43,915
	2013	11.94	15.32	47,154
	2012	10.73	11.94	86,220
	2011	11.65	10.73	97,544
	2010	10.37	11.65	116,481
	2009	8.09	10.37	98,458
	2008	13.65	8.09	122,982
	2007	13.78	13.65	74,392
	2006	12.04	13.78	35,472
	20051	11.86	12.04	26,024

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF Alpha Opportunity	2014	19.36	20.39	25,712
	2013	15.72	19.36	28,255
	2012	14.40	15.72	29,205
	2011	14.68	14.40	36,237
	2010	12.63	14.68	36,441
	2009	10.09	12.63	37,190
	2008	16.00	10.09	41,408
	2007	14.06	16.00	23,641
	2006	12.90	14.06	6,984
	20051	12.31	12.90	3,310
Guggenheim VIF CLS AdvisorOne Global Diversified Equity (formerly Guggenheim VIF CLS AdvisorOne Amerigo)	2014	10.93	10.89	106,772
	2013	9.19	10.93	220,548
	2012	8.39	9.19	234,897
	2011	9.40	8.39	255,124
	2010	8.47	9.40	288,247
	2009	6.31	8.47	313,161
	2008	11.51	6.31	356,472
	2007	10.51	11.51	204,544
	2006 2	10.00	10.51	72,828
Guggenheim VIF CLS AdvisorOne Growth and Income (formerly Guggenheim VIF CLS AdvisorOne Clermont)	2014	9.71	9.52	53,626
	2013	9.15	9.71	103,828
	2012	8.58	9.15	107,256
	2011	8.93	8.58	118,605
	2010	8.35	8.93	97,756
	2009	7.08	8.35	105,797
	2008	10.50	7.08	82,118
	2007	10.27	10.50	50,789
	2006 2	10.00	10.27	33,998
Guggenheim VIF Floating Rate Strategies	2014 8	10.00	9.85	0
Guggenheim VIF Global Managed Futures Strategy	2014	6.11	6.60	2,205
	2013	6.19	6.11	2,641
	2012	7.23	6.19	3,435
	2011	8.22	7.23	4,464
	2010	8.85	8.22	2,780
	2009	9.57	8.85	2,648
	20086	10.00	9.57	13,637
Guggenheim VIF High Yield	2014	32.46	32.05	82,061
	2013	31.38	32.46	81,412
	2012	28.37	31.38	88,635
	2011	29.46	28.37	95,655
	2010	26.50	29.46	95,275
	2009	15.93	26.50	115,442
	2008	23.61	15.93	90,954
	2007	24.02	23.61	62,954
	2006	22.43	24.02	31,608
	20051	22.38	22.43	2,395

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF Large Cap Value	2014	12.00	12.65	94,392
	2013	9.44	12.00	82,392
	2012	8.48	9.44	69,135
	2011	9.16	8.48	86,934
	2010	8.18	9.16	96,296
	2009	6.72	8.18	122,120
	2008	11.10	6.72	130,020
	2007	10.89	11.10	154,507
	2006	9.27	10.89	10,643
	20051	8.59	9.27	75
Guggenheim VIF Long Short Equity	2014	13.92	13.79	12,296
	2013	12.31	13.92	14,641
	2012	12.24	12.31	18,711
	2011	13.60	12.24	20,593
	2010	12.69	13.60	23,729
	2009	10.35	12.69	27,214
	2008	18.13	10.35	26,693
	2007	15.34	18.13	27,460
	2006	14.30	15.34	9,645
	20051	12.57	14.30	833
Guggenheim VIF Macro Opportunities	2014 8	10.00	9.98	21,471
Guggenheim VIF Managed Asset Allocation	2014	11.29	11.60	43,449
	2013	10.25	11.29	51,376
	2012	9.40	10.25	55,891
	2011	9.69	9.40	68,118
	2010	9.10	9.69	73,988
	2009	7.52	9.10	74,942
	2008	10.72	7.52	72,624
	2007	10.50	10.72	42,828
	2006	9.73	10.50	17,304
	20051	9.54	9.73	9,105
Guggenheim VIF Mid Cap Value	2014	31.02	30.16	65,067
	2013	24.16	31.02	83,762
	2012	21.42	24.16	89,242
	2011	24.04	21.42	100,833
	2010	21.18	24.04	127,082
	2009	15.28	21.18	164,217
	2008	22.17	15.28	102,989
	2007	22.61	22.17	88,828
	2006	20.47	22.61	67,025
	20051	17.70	20.47	25,530
Guggenheim VIF Money Market	2014	7.40	7.10	206,253
	2013	7.73	7.40	260,927
	2012	8.07	7.73	302,478
	2011	8.42	8.07	414,754
	2010	8.78	8.42	441,813
	2009	9.15	8.78	682,115
	2008	9.30	9.15	612,095
	2007	9.23	9.30	473,826
	2006	9.17	9.23	72,011
	20051	9.26	9.17	0

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF Multi-Hedge Strategies	2014	6.97	7.03	9,531
	2013	7.12	6.97	13,306
	2012	7.23	7.12	24,439
	2011	7.27	7.23	47,306
	2010	7.10	7.27	62,330
	2009	7.63	7.10	131,239
	2008	9.74	7.63	2,633
	20074	10.00	9.74	0
Guggenheim VIF Small Cap Value	2014	34.56	32.83	15,815
	2013	26.23	34.56	26,881
	2012	22.79	26.23	19,166
	2011	24.80	22.79	27,326
	2010	21.12	24.80	34,758
	2009	14.06	21.12	36,915
	2008	23.77	14.06	25,757
	2007	22.39	23.77	17,018
	2006	20.49	22.39	5,014
	20051	18.18	20.49	200
Guggenheim VIF StylePlus Large Core	2014	6.92	7.70	29,203
	2013	5.58	6.92	48,466
	2012	5.12	5.58	65,277
	2011	5.54	5.12	96,838
	2010	4.94	5.54	115,704
	2009	3.95	4.94	10,047
	2008	6.55	3.95	10,376
	2007	7.15	6.55	9,677
	2006	6.58	7.15	869
	20051	6.43	6.58	0
Guggenheim VIF StylePlus Large Growth	2014	6.88	7.64	40,116
	2013	5.57	6.88	119,624
	2012	5.22	5.57	126,716
	2011	5.67	5.22	126,458
	2010	5.05	5.67	129,704
	2009	3.93	5.05	180,386
	2008	6.48	3.93	52,219
	2007	7.18	6.48	60,397
	2006	6.93	7.18	51,367
	20051	6.29	6.93	2,595
Guggenheim VIF StylePlus Mid Growth	2014	10.15	11.06	30,861
	2013	8.08	10.15	61,906
	2012	7.24	8.08	72,240
	2011	7.86	7.24	84,509
	2010	6.57	7.86	93,959
	2009	4.74	6.57	89,006
	2008	8.19	4.74	81,452
	2007	9.50	8.19	85,784
	2006	9.40	9.50	69,807
	20051	8.57	9.40	34,459

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Guggenheim VIF StylePlus Small Growth	2014	7.94	8.32	17,786
	2013	5.83	7.94	21,819
	2012	5.43	5.83	25,072
	2011	5.75	5.43	27,577
	2010	4.59	5.75	46,088
	2009	3.52	4.59	32,880
	2008	6.93	3.52	28,287
	2007	6.81	6.93	25,508
	2006	6.73	6.81	13,065
	20051	6.27	6.73	0
Guggenheim VIF Total Return Bond	2014	10.52	10.95	126,889
	2013	10.73	10.52	123,738
	2012	10.53	10.73	125,256
	2011	10.39	10.53	113,920
	2010	10.17	10.39	138,648
	2009	9.74	10.17	111,345
	2008	11.08	9.74	69,360
	2007	11.17	11.08	67,393
	2006	11.18	11.17	38,219
	20051	11.42	11.18	26,838
Guggenheim VIF World Equity Income	2014	9.55	9.66	165,655
	2013	8.31	9.55	169,570
	2012	7.40	8.31	178,913
	2011	9.13	7.40	195,762
	2010	8.19	9.13	215,743
	2009	7.10	8.19	237,636
	2008	11.97	7.10	203,408
	2007	11.41	11.97	203,880
	2006	10.10	11.41	98,194
	20051	8.85	10.10	14,218
Ibbotson Aggressive Growth ETF Asset Allocation	2014 8	10.00	9.95	0
Ibbotson Balanced EFT Asset Allocation	2014 8	10.00	9.96	599
Ibbotson Conservative ETF Asset Allocation	2014 8	10.00	9.83	0
Ibbotson Growth ETF Asset Allocation	2014 8	10.00	9.99	596
Ibbotson Income and Growth ETF Asset Allocation	2014 8	10.00	9.87	0
Invesco V.I. Comstock	2014	12.37	13.00	47,410
	2013	9.47	12.37	40,394
	2012	8.27	9.47	40,554
	2011	8.77	8.27	15,840
	2010	7.87	8.77	15,024
	2009	6.36	7.87	13,548
	2008	10.29	6.36	15,672
	2007	10.94	10.29	12,402
	20062	10.00	10.94	51

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco V.I. Equity and Income	2014	12.53	13.13	97,967
	2013	10.42	12.53	96,620
	2012	9.62	10.42	59,317
	2011	10.12	9.62	61,433
	2010	9.38	10.12	56,763
	2009	7.95	9.38	62,292
	2008	10.68	7.95	34,264
	2007	10.73	10.68	22,006
	20062	10.00	10.73	5,685
Invesco V.I. Global Health Care	2014	18.56	21.40	10,001
	2013	13.71	18.56	20,902
	2012	11.78	13.71	6,307
	2011	11.76	11.78	6,485
	2010	11.60	11.76	7,247
	2009	9.43	11.60	5,664
	2008	13.72	9.43	5,336
	2007	12.74	13.72	8,875
	2006	12.56	12.74	377
	20051	11.67	12.56	0
Invesco V.I. Global Real Estate	2014	19.48	21.51	34,052
	2013	19.69	19.48	28,659
	2012	15.96	19.69	25,977
	2011	17.72	15.96	29,189
	2010	15.65	17.72	34,981
	2009	12.35	15.65	34,159
	2008	23.17	12.35	44,774
	2007	25.47	23.17	22,188
	2006	18.54	25.47	5,527
	20051	15.55	18.54	130
Invesco V.I. Government Securities	2014	9.50	9.50	308,595
	2013	10.15	9.50	209,717
	2012	10.31	10.15	227,518
	2011	9.94	10.31	222,811
	2010	9.84	9.94	179,840
	2009	10.13	9.84	188,666
	2008	10.36	10.13	150,854
	2007	10.05	10.36	188,194
	20062	10.00	10.05	95,191
Invesco V.I. International Growth	2014	16.40	15.81	82,074
	2013	14.34	16.40	62,362
	2012	12.92	14.34	68,024
	2011	14.42	12.92	76,755
	2010	13.30	14.42	80,038
	2009	10.23	13.30	86,603
	2008	17.87	10.23	66,553
	2007	16.21	17.87	28,435
	2006	13.16	16.21	9,357
	20051	11.46	13.16	983

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Invesco V.I. Mid Cap Core Equity	2014	17.43	17.49	14,958
	2013	14.09	17.43	30,761
	2012	13.22	14.09	156,012
	2011	14.68	13.22	79,541
	2010	13.40	14.68	43,883
	2009	10.71	13.40	24,883
	2008	15.59	10.71	12,856
	2007	14.82	15.59	8,310
	2006	13.86	14.82	2,085
	20051	13.18	13.86	1,348
Invesco V.I. Mid Cap Growth	2014	11.29	11.71	20,351
	2013	8.58	11.29	28,906
	2012	7.96	8.58	27,199
	2011	8.93	7.96	29,934
	2010	7.82	8.93	29,012
	2009	5.72	7.82	30,352
	2008	11.23	5.72	53,052
	2007	10.55	11.23	24,784
	20062	10.00	10.55	13,235
Invesco V.I. Value Opportunities	2014	13.52	13.85	21,692
	2013	10.53	13.52	27,475
	2012	9.30	10.53	30,175
	2011	9.99	9.30	31,725
	2010	9.70	9.99	31,174
	2009	6.82	9.70	36,009
	2008	14.71	6.82	32,068
	2007	15.07	14.71	30,072
	2006	13.85	15.07	2,551
	20051	13.44	13.85	471
Ivy Funds VIP Asset Strategy	2014 8	10.00	9.55	0
Janus Aspen Enterprise	2014	13.22	14.29	35,696
	2013	10.40	13.22	74,548
	2012	9.23	10.40	19,636
	2011	9.74	9.23	15,055
	2010	8.06	9.74	28,317
	2009	5.79	8.06	20,293
	2008	10.71	5.79	16,335
	20074	10.00	10.71	84,402
Janus Aspen Janus Portfolio	2014	11.14	12.10	15,237
	2013	8.90	11.14	15,399
	2012	7.81	8.90	9,449
	2011	8.59	7.81	31,752
	2010	7.80	8.59	46,054
	2009	5.96	7.80	44,680
	2008	10.28	5.96	57,491
	20074	10.00	10.28	5,421

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
JPMorgan Insurance Trust Core Bond Portfolio	2014 8	10.00	9.99	24,529
Lord Abbett Series Bond-Debenture	2014 8	10.00	9.86	0
Lord Abbett Series Developing Growth	2014 8	10.00	10.62	0
MFS® VIT Research International	2014	9.99	8.94	34,653
	2013	8.74	9.99	51,475
	2012	7.80	8.74	55,683
	2011	9.10	7.80	43,620
	2010	8.55	9.10	83,170
	2009	6.80	8.55	42,350
	2008	12.28	6.80	64,112
	2007	11.34	12.28	33,471
	20062	10.00	11.34	6,214
MFS® VIT Total Return	2014	11.41	11.89	287,163
	2013	9.97	11.41	293,031
	2012	9.34	9.97	257,674
	2011	9.54	9.34	255,015
	2010	9.04	9.54	255,042
	2009	7.97	9.04	279,118
	2008	10.65	7.97	162,084
	2007	10.64	10.65	73,845
	20062	10.00	10.64	107,817
MFS® VIT Utilities	2014	16.45	17.82	70,643
	2013	14.21	16.45	61,922
	2012	13.03	14.21	63,598
	2011	12.70	13.03	77,710
	2010	11.61	12.70	73,349
	2009	9.07	11.61	76,113
	2008	15.15	9.07	76,260
	2007	12.33	15.15	52,456
	20062	10.00	12.33	6,589
Morgan Stanley UIF Emerging Markets Equity	2014	8.59	7.90	21,608
	2013	9.02	8.59	22,898
	2012	7.81	9.02	6,687
	2011	9.92	7.81	9,344
	2010	8.66	9.92	59,618
	2009	5.28	8.66	30,837
	2008	12.68	5.28	24,235
	20074	10.00	12.68	12,200
Neuberger Berman AMT Socially Responsive	2014	19.34	20.51	39,248
	2013	14.61	19.34	32,648
	2012	13.70	14.61	70,225
	2011	14.69	13.70	147,865
	2010	12.42	14.69	59,550
	2009	9.82	12.42	37,466
	2008	16.83	9.82	33,971
	2007	16.28	16.83	19,820
	20063	10.00	16.28	95

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
Oppenheimer Core Bond Fund/VA	2014	6.98	7.18	39,541
	2013	7.27	6.98	27,754
	2012	6.85	7.27	70,127
	2011	6.59	6.85	66,187
	2010	6.15	6.59	59,300
	2009	5.86	6.15	69,732
	2008	9.98	5.86	158,626
	20074	10.00	9.98	38,736
Oppenheimer Global Fund/VA	2014 8	10.00	9.91	777
Oppenheimer Main Street Small Cap Fund®/VA	2014	23.29	25.04	8,869
	2013	17.19	23.29	49,932
	2012	15.17	17.19	21,331
	2011	16.13	15.17	18,690
	2010	13.61	16.13	19,851
	2009	10.32	13.61	19,740
	2008	17.28	10.32	19,391
	2007	18.20	17.28	20,865
	2006	16.48	18.20	7,371
	20051	15.14	16.48	2,969
PIMCO VIT All Asset	2014	13.56	13.12	16,186
	2013	14.04	13.56	11,819
	2012	12.68	14.04	43,086
	2011	12.91	12.68	31,142
	2010	11.85	12.91	44,095
	2009	10.12	11.85	41,997
	2008	12.49	10.12	34,076
	2007	11.97	12.49	3,070
	2006	11.87	11.97	330
	20051	11.52	11.87	0
PIMCO VIT CommodityRealReturn Strategy	2014	7.95	6.24	36,325
	2013	9.67	7.95	31,226
	2012	9.53	9.67	17,055
	2011	10.70	9.53	20,107
	2010	8.92	10.70	26,023
	2009	6.54	8.92	25,952
	2008	12.09	6.54	26,263
	2007	10.18	12.09	11,367
	20062	10.00	10.18	3,812
PIMCO VIT Emerging Markets Bond	2014	11.56	11.29	933
	2013	12.91	11.56	14,803
	2012	11.39	12.91	19,364
	2011	11.13	11.39	14,520
	2010	10.32	11.13	31,097
	2009	8.21	10.32	2,411
	2008	9.99	8.21	20,389
	20074	10.00	9.99	4,153

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	2014	11.56	12.37	108,308
	2013	11.94	11.56	96,729
	2012	11.18	11.94	132,284
	2011	10.88	11.18	134,571
	2010	10.41	10.88	135,165
	2009	9.35	10.41	114,324
	2008	9.94	9.35	69,591
	2007	9.96	9.94	65,199
	20062	10.00	9.96	47,964
PIMCO VIT Low Duration	2014	9.85	9.57	87,754
	2013	10.24	9.85	128,107
	2012	10.04	10.24	96,917
	2011	10.31	10.04	107,709
	2010	10.17	10.31	160,132
	2009	9.32	10.17	133,536
	2008	9.72	9.32	52,930
	2007	9.40	9.72	14,680
	2006	9.38	9.40	20,870
	20051	9.60	9.38	1,138
PIMCO VIT Real Return	2014	11.61	11.52	216,926
	2013	13.28	11.61	164,634
	2012	12.67	13.28	203,273
	2011	11.78	12.67	219,337
	2010	11.32	11.78	223,783
	2009	9.93	11.32	283,822
	2008	11.09	9.93	179,856
	2007	10.41	11.09	154,493
	2006	10.72	10.41	57,766
	20051	10.83	10.72	17,518
PIMCO VIT Total Return	2014 8	10.00	9.97	11,765
Putnam VT Small Cap Value	2014 8	10.00	10.14	0
Royce Capital Fund – Micro-Cap	2014	11.45	10.64	54,057
	2013	9.83	11.45	55,651
	2012	9.48	9.83	68,112
	2011	11.20	9.48	75,262
	2010	8.95	11.20	85,440
	2009	5.88	8.95	80,707
	2008	10.75	5.88	89,509
	2007	10.74	10.75	31,001
	20062	10.00	10.74	11,950

Subaccount	Year	Accumulation Unit Value ($)		Accumulation Units Outstanding at End of Period
		Beginning of Period	End of Period
T. Rowe Price Health Sciences	2014 8	10.00	12.38	742
Templeton Developing Markets VIP Fund	2014 8	10.00	9.19	259
Templeton Global Bond VIP Fund	2014 8	10.00	9.84	2,723
Transparent Value Directional Allocation VI	2014 9	10.00	9.39	0
Western Asset Variable Global High Yield Bond	2014	11.65	11.05	37,638
	2013	11.41	11.65	54,763
	2012	10.03	11.41	33,343
	2011	10.29	10.03	232,566
	2010	9.31	10.29	139,573
	2009	6.24	9.31	12,620
	2008	9.38	6.24	2,835
	20074	10.00	9.38	579
1    For the period February 1, 2005 (the date first publicly offered) to December 31, 2005.

2    For the period March 13, 2006 (the date first publicly offered) through December 31, 2006.

3    For the period May 1, 2006 (the date first publicly offered) through December 31, 2006.

4    For the period April 30, 2007 (the date first publicly offered) through December 31, 2007.

5    For the period May 1, 2008 (the date first publicly offered) through December 31, 2008.

6    For the period November 17, 2008 (the date first publicly offered) through December 31, 2008.

7    Effective April 27, 2012, Invesco V.I. Capital Development merged into Invesco Van Kampen V.I. Mid Cap Growth. The values in the table for the period prior to the merger reflect investment in Invesco V.I. Capital Development.

8    For the period May 1, 2014 (the date first publicly offered) through December 31, 2014.

9    For the period July 1, 2014 (the date first publicly offered) through December 31, 2014.

APPENDIX B

Riders Available for Purchase Only Prior to February 1, 2010

Guaranteed Minimum Income Benefit — This rider makes available a minimum amount for the purchase of a fixed Annuity (“Minimum Income Benefit”). The Minimum Income Benefit is equal to Purchase Payments net of any premium tax, less an adjustment for withdrawals, increased at an annual effective rate of interest of 3% or 5%, as elected in the application; provided, however, that the Minimum Income Benefit shall not exceed an amount equal to your Purchase Payments, less the amount of any withdrawals (including any withdrawal charges) and any applicable premium tax, times 200%. (If you elected the Guaranteed Minimum Income Benefit at 5%, please note that the Company will credit a maximum rate of 4% for amounts allocated to the Guggenheim VIF Money Market Subaccount the Fixed Account and Loan Account; however, you will still pay the rider charge applicable to the 5% rate.)

In crediting interest, the Company takes into account the timing of when each Purchase Payment and withdrawal occurred and accrues such interest until the earlier of: (1) the Annuity Start Date, or (2) the Contract Anniversary following the oldest Annuitant’s 80th birthday. In the event of a withdrawal, the Minimum Income Benefit is reduced as of the date of the withdrawal by a percentage found by dividing the withdrawal amount, including any withdrawal charges, by Contract Value immediately prior to the withdrawal.

You may apply the Minimum Income Benefit, less any applicable premium tax and pro rata account administration charge, to purchase a fixed Annuity within 30 days of any Contract Anniversary following the 10th Contract Anniversary. You may apply the Minimum Income Benefit to purchase only a fixed Annuity under Option 2, life income with a 10-year period certain, or Option 4, joint and last survivor with a 10-year period certain. See the discussion of Options 2 and 4 under “Annuity Options.” The Annuity rates for this rider are based upon the 1983(a) mortality table with mortality improvement under Projection Scale G and an interest rate of 2½%. This rider is available only if the age of the Owner at the time the Contract is issued is age 79 or younger.

Guaranteed Minimum Withdrawal Benefit — If you elected this rider when you purchased the Contract, your “Benefit Amount” is equal to a percentage of the initial Purchase Payment including any Credit Enhancement. If you purchased the rider on a Contract Anniversary, your Benefit Amount was equal to a percentage of your Contract Value on the Valuation Date we added this rider to your Contract. The Benefit Amount, which is the amount available for withdrawal under this rider, is reduced as you take Annual Withdrawal Amounts, and the Benefit Amount as so reduced is referred to as the “Remaining Benefit Amount.”

Under this rider, you may withdraw up to a specified amount each Contract Year (the “Annual Withdrawal Amount”), regardless of the performance of your Contract Value, until the Remaining Benefit Amount is reduced to zero . The Annual Withdrawal Amount initially is a percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary). You may select one of the following combinations of Annual Withdrawal Amount and Benefit Amount:

Annual Withdrawal Amount*	Benefit Amount*
5%	130%
6%	110%
7%	100%
* A percentage of the initial Purchase Payment including any Credit Enhancement (or Contract Value on the purchase date of the rider if the rider was purchased on a Contract Anniversary)

If you do not take the Annual Withdrawal Amount during a Contract Year, you may not take more than the Annual Withdrawal Amount in the next Contract Year, without triggering a proportional reduction in the Annual Withdrawal Amount and Remaining Benefit Amount. The Annual Withdrawal Amount can be taken in one withdrawal or multiple withdrawals during the Contract Year. You can continue to take up to the Annual Withdrawal Amount each Contract Year until the Remaining Benefit Amount is depleted.

If you take more than the Annual Withdrawal Amount in a Contract Year, we will recalculate the Remaining Benefit Amount, and your Annual Withdrawal Amount may be lower in the future. Withdrawals under this rider reduce Contract Value by the amount of the withdrawal, including any applicable withdrawal charges or premium

B-1

taxes and any forfeited Credit Enhancements; provided, however, that a withdrawal of the Annual Withdrawal Amount is not subject to a withdrawal charge. Any withdrawal up to the Annual Withdrawal Amount in a Contract Year reduces the Free Withdrawal amount otherwise available in that Contract Year, and withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in forfeiture of Credit Enhancements if you have the Extra Credit Rider in effect. Please see the discussion under “Contingent Deferred Sales Charge” and “Extra Credit.” Withdrawals, including withdrawals of the Annual Withdrawal Amount, may result in receipt of taxable income to the Owner and, if made prior to the Owner attaining age 59½, may be subject to a 10% penalty tax. Please see “Federal Tax Matters.”

The Annual Withdrawal Amount will remain the same each Contract Year unless you make additional Purchase Payments after the purchase date of the rider, withdraw more than the Annual Withdrawal Amount in a Contract Year, or elect to reset the Remaining Benefit Amount as discussed below. If additional Purchase Payments are made, the Annual Withdrawal Amount will increase by an amount equal to 5%, 6% or 7% of the Purchase Payment including any Credit Enhancements, and the Remaining Benefit Amount will increase by an amount equal to 130%, 110% or 100% of the Purchase Payment including any Credit Enhancements, depending on which combination of Annual Withdrawal Amount and Benefit Amount you have selected.

The Annual Withdrawal Amount and Remaining Benefit Amount are recalculated in the event of a withdrawal in a Contract Year that exceeds the Annual Withdrawal Amount as follows. The Annual Withdrawal Amount and Remaining Benefit Amount respectively are reduced by an amount equal to a percentage of the Annual Withdrawal Amount and Remaining Benefit Amount. The percentage is determined by dividing: (i) the excess withdrawal amount by (ii) Contract Value after deduction of any Annual Withdrawal Amount included in the withdrawal.

After the fifth anniversary of the purchase of this rider, you may elect to reset the Remaining Benefit Amount to an amount equal to Contract Value on the reset date and the Annual Withdrawal Amount to 5%, 6% or 7%, as applicable, of Contract Value on that date; provided, however, that the Annual Withdrawal Amount will remain the same if the current Annual Withdrawal Amount is greater than the reset amount. Once a reset election has been made, you may not elect another reset until after the fifth anniversary of the prior reset date. The Company reserves the right to require that resets be effected on a Contract Anniversary and the rider charge may be increased in the event that you elect a reset; provided, however, that such charge will not exceed 1.10%.

While this rider is in effect, we reserve the right to restrict subsequent Purchase Payments. This rider will terminate upon the earliest of: (1) termination of the Contract, (2) the Annuity Start Date, (3) any Valuation Date on which Contract Value and the Remaining Benefit Amount are equal to 0, (4) a full withdrawal of Contract Value pursuant to a withdrawal that exceeds the Annual Withdrawal Amount for that Contract Year, or (5) upon the first death of any Owner, or if the Owner is a non-natural person, the death of an Annuitant or a Joint Owner that is a natural person. This rider may not be reinstated by Purchase Payments or reset after such termination. This rider was available only if the age of each Owner and Annuitant at the time the rider was purchased was age 85 or younger.

If you have a qualified contract, you may be required to take minimum distributions from the Contract during your lifetime. If your required minimum distribution amount exceeds your Annual Withdrawal Amount, you will have to withdraw more than the Annual Withdrawal Amount to avoid the imposition of a 50% excise tax, causing a proportional reduction in the Remaining Benefit Amount.

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APPENDIX C

Bonus Credit Rider

During the period that began September 1, 2005 and ended December 31, 2007, the Company paid a Bonus Credit equal to 2% of any initial purchase payment applied to a Contract issued during that time period; provided, however, that the rider was available only if (1) the Company issued the Contract during the period of September 1, 2005 through December 31, 2007; (2) the Contract was issued without an Alternate Withdrawal Charge   Rider; and (3) the age of any Owner on the Contract Date was 80 or younger. The Company applied the Bonus Credit   at the time the initial Purchase Payment was effective and allocated it among the Subaccounts in the same proportion as the initial purchase payment. This rider is no longer available. There is no additional charge for the 2% Bonus Credit.

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SECUREDESIGNS® VARIABLE ANNUITY

Variable Annuity Account B

STATEMENT OF ADDITIONAL INFORMATION

Date:  May 1, 2015

Individual Flexible Purchase Payment
Deferred Variable Annuity Contract

Issued by
First Security Benefit Life Insurance and Annuity Company of New York
800 Westchester Avenue, Suite 641 N.
Rye Brook, NY 10573
1-800-355-4570

After July 1, 2015
350 Park Avenue, 14th Floor
New York, NY 10022

Mailing Address:
First Security Benefit Life Insurance and Annuity Company of New York
P.O. Box 750497
Topeka, Kansas 66675-0497
1-800-888-2461

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the SecureDesigns Variable Annuity dated May 1, 2015, as it may be supplemented from time to time. A copy of the Prospectus may be obtained from First Security Benefit Life Insurance and Annuity Company of New York (the “Company”) by calling 1-800-888-2461 or by writing P.O. Box 750497, Topeka, Kansas 66675-0497.

6959 A	32-69594-01 2015/05/01

General Information and History

For a description of the Flexible Purchase Payment Deferred Variable Annuity Contract (the “Contract”), First Security Benefit Life Insurance and Annuity Company of New York (the “Company”), and the Variable Annuity Account B (the “Separate Account”), see the Prospectus. This Statement of Additional Information contains information that supplements the information in the Prospectus. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled “Definitions” in the Prospectus.

Safekeeping of Assets — The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Underlying Funds in non-certificated form, are held separate and apart from the assets of the Company’s General Account and its other separate accounts.

Method of Deducting the Excess Charge

The minimum mortality and expense risk charge of 0.60%, and the administration charge of 0.15%, on an annual basis, of each Subaccount’s average daily net assets, are factored into the accumulation unit value or “price” of each Subaccount on each Valuation Date. The Company deducts any mortality and expense risk charge above the minimum charge and the charge for any optional Riders (the “Excess Charge”) on a monthly basis.

Each Subaccount declares a monthly subaccount adjustment and the Company deducts the Excess Charge from this monthly subaccount adjustment upon its reinvestment in the Subaccount. The Excess Charge is a percentage of your Contract Value allocated to the Subaccount as of the reinvestment date. The monthly subaccount adjustment is paid only for the purpose of collecting the Excess Charge. Assuming that you owe a charge above the minimum mortality and expense risk charge and the administration charge, your Contract Value will be reduced in the amount of your Excess Charge upon reinvestment of the Subaccount’s monthly adjustment. The Company reserves the right to compute and deduct the Excess Charge from each Subaccount on each Valuation Date.

The Company will declare a monthly subaccount adjustment for each Subaccount on one Valuation Date of each calendar month (“Record Date”). The Company will pay the monthly subaccount adjustment on a subsequent Valuation Date (“Reinvestment Date”) within five Valuation Dates of the Record Date. Such monthly subaccount adjustment will be declared as a dollar amount per Accumulation Unit.

For each Subaccount, any Owner as of the Record Date will receive on the Reinvestment Date a net subaccount adjustment equal to:

1.	the amount of subaccount adjustment per Accumulation Unit; times

2.	the number of Accumulation Units allocated to the Subaccount as of the Record Date; less

3.	the amount of the Excess Charge for that Subaccount; provided that the Company will not deduct any Excess Charge from the first subaccount adjustment following the Contract Date.

The monthly subaccount adjustment will be reinvested on the Reinvestment Date at the Accumulation Unit Value determined as of the close of that date in Accumulation Units of the Subaccount.

An example of this process is as follows. Assuming Contract Value of $50,000 allocated to the Guggenheim VIF StylePlus Large Cap Core Strategy Subaccount and no Riders, the Excess Charge would be computed as follows:

Mortality and Expense Risk Charge		0.70%
Plus: Optional Rider Charge	+	N/A
Less: Minimum Charge	-	0.60%
Excess Charge on an Annual Basis		0.10%

Further assuming 5,000 Accumulation Units with an Accumulation Unit Value of $10 per unit on December 30 and a gross subaccount adjustment of $0.025 per unit declared on December 31 (Record Date), the monthly subaccount adjustment amount would be as follows:

3

Accumulation Unit Value as of Valuation Date before Record Date		$10.00
Accumulation Unit Value as of Reinvestment Date		$ 9.975
Gross Subaccount Adjustment Per Unit		$ 0.025
Less: Excess Charge Per Unit	-	$ 0.00085
Net Subaccount Adjustment Per Unit		$ 0.02415
Times: Number of Accumulation Units	x	5,000
Net Subaccount Adjustment Amount		$ 120.75

The monthly subaccount adjustment amount would be reinvested on the Reinvestment Date in Accumulation Units of the Guggenheim VIF StylePlus Large Cap Core Strategy Subaccount, as follows: $0.02415 (net subaccount adjustment per unit) divided by $9.975 (Accumulation Unit value as of the Reinvestment Date) times 5,000 Units equals 12.105 Accumulation Units. On the Reinvestment Date, 12.105 Accumulation Units are added to Contract Value for a total of 5,012.105 Accumulation Units after the subaccount adjustment reinvestment. Contract Value on the Reinvestment Date is equal to 5,012.105 Accumulation Units times $9.975 (Accumulation Unit Value as of the Reinvestment Date) for a Contract Value of $49,995.75 after the subaccount adjustment reinvestment.

After the Annuity Start Date, the Company will deduct an annual mortality and expense risk charge of 1.25%. This charge is factored into the annuity unit values on each Valuation Date.

Limits on Purchase Payments Paid Under Tax-Qualified Retirement Plans

Section 403(b) — Contributions to 403(b) annuities are excludable from an employee’s gross income if they do not exceed the limits under Sections 402(g) and 415 of the Code. The applicable limit will depend upon whether the annuities are purchased with employer or employee contributions. Rollover contributions are not subject to these annual limits.

Section 402(g) generally limits an employee’s annual elective salary reduction contributions to a 403(b) annuity and any 401(k) arrangement to $18,000 for tax year 2015. The $18,000 limit may be adjusted for inflation in $500 increments for future tax years. If an individual is age 50 or over, catch-up contributions equal to $6,000, can be made to a 403(b) annuity during the 2015 tax year. The $6,000 limit may be adjusted for inflation in $500 increments for future tax years.

The contribution limits will be reduced by salary reduction contributions to other 403(b) or 401(k) arrangements. An employee under a 403(b) annuity with at least 15 years of service for a “qualified employer” (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed the limit by up to $3,000 per year, subject to an aggregate limit on the excess of $15,000 for all years.

Section 415(c) also provides an overall limit on the amount of employer and employee elective salary reduction contributions to a Section 403(b) annuity that will be excludable from an employee’s gross income in a given year. Generally, the Section 415(c) limit for 2015 is the lesser of (i) $53,000, or (ii) 100% of the employee’s annual compensation.

Sections 408 and 408A — Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual’s taxable compensation or $5,500. If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $1,000 for each tax year.

Spousal IRAs allow an Owner and his or her spouse to each contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of (i) $5,500 (for 2015) or (ii) 100% of that spouse’s compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) $5,000 (for

4

2015) or (ii) 100% of that spouse’s compensation plus the amount by which the higher compensated spouse’s compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an “active participant” in an employer-sponsored retirement plan.

Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 25% of the compensation of the participant in the Plan, or (b) $53,000. Salary reduction contributions, if any, are subject to additional annual limits.

Administrative Services Arrangements

The Company has entered into an administrative services agreement with its affiliate, Security Benefit Life Insurance Company (“SBL”). Pursuant to this agreement, SBL provides management and administrative services for the Separate Account and the Contract, including underwriting, claims, and actuarial services. The Company reimburses SBL for the services and facilities it provides to the Company. For the years ended December 31, 2014, 2013, and 2012, the Company paid $536,448, $500,216, and $190,798, respectively, under the agreement.

Performance Information

Performance information for the Subaccounts of the Separate Account, including the yield and effective yield of the Guggenheim VIF Money Market Subaccount, and the average annual total return and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

Quotations of yield for the Guggenheim VIF Money Market Subaccount will be based on the change in the value, exclusive of capital changes and income other than investment income, of a hypothetical investment in a Contract over a particular seven day period, less a hypothetical charge reflecting deductions from the Contract during the period (the “base period”) and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized based on the formula provided below , with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Guggenheim VIF Money Market Subaccount assume that all monthly subaccount adjustments received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] - 1

Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, five and ten years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula: P(1 + T) n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

Average annual total return figures (referred to as “Standardized Total Return”) are calculated from the inception date of the Subaccounts under the Contract, and reflect the deduction of the maximum mortality and expense risk charge of 0.85%, the maximum optional Rider charges of 1.70%, the administration charge of 0.15%, the account administration charge of $30, and the contingent deferred sales charge.

Other total return figures (referred to as “Non-Standardized Total Return”) may be quoted that do not assume a surrender and do not reflect deduction of the contingent deferred sales charge and account administration charge of $30; provided that such figures do not reflect the addition of any Credit Enhancement. The contingent deferred sales charge and account administration charge if reflected would lower the Non-Standardized Total Return. Total return figures that do not reflect deduction of all charges will be accompanied by Standardized Total Return that reflects such charges and which date from the Separate Account inception date.

5

Total return figures may also be shown for periods beginning prior to the availability of the Contract. Such total return figures are based upon the performance of the Underlying Funds, adjusted to reflect the maximum charges imposed under the Contract. Any quotation of performance that pre-dates the date of inception of the Separate Account (or a Subaccount thereof as applicable) will be accompanied by Standardized Total Return figures that reflect the deduction of the applicable contingent deferred sales charge and other fees and charges since the date of inception of the Separate Account or Subaccount.

Total return figures also may be quoted that assume the Owner has purchased an Extra Credit Rider and, as such, will reflect any applicable Credit Enhancements; however, such total return figures will also reflect the deduction of all applicable charges, including any contingent deferred sales charge and any account administration charge.

Quotations of total return for any Subaccount will be based on a hypothetical investment in the Subaccount over a certain period and will be computed by subtracting the initial value of the investment from the ending value and dividing the remainder by the initial value of the investment. Such quotations of total return will reflect the deduction of all applicable charges to the contract and the Separate Account (on an annual basis) except the applicable contingent deferred sales charge.

Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Contract Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Underlying Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

Independent Registered Public Accounting Firm

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, and the financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2014, and for each of the specified periods ended December 31, 2014 and 2013, included in this Statement of Additional Information have been audited by Ernst & Young, LLP, 1200 Main Street, Suite 2500, Kansas City, Missouri, 64105, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Financial Statements

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, and the financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2014, and for each of the specified periods ended December 31, 2014 and 2013, are set forth herein, following this section.

The financial statements of First Security Benefit Life Insurance and Annuity Company of New York, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

6

Financial Statements

Variable Annuity Account B -
SecureDesigns Variable Annuity
Year Ended December 31, 2014
With Report of Independent Registered Public Accounting Firm

Variable Annuity Account B -

SecureDesigns Variable Annuity

Financial Statements

Year Ended December 31, 2014

Contents

Report of Independent Registered Public Accounting Firm	1

Audited Financial Statements

Statements of Net Assets	3
Statements of Operations	19
Statements of Changes in Net Assets	36
Notes to Financial Statements	60
1. Organization and Significant Accounting Policies	60
2. Variable Annuity Contract Charges	70
3. Summary of Unit Transactions	71
4. Financial Highlights	75
5. Subsequent Events	90

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
First Security Benefit Life Insurance Company

We have audited the accompanying statements of net assets of Variable Annuity Account B – SecureDesigns Variable Annuity (the Account), a separate account of First Security Benefit Life Insurance and Annuity Company of New York comprised of the subaccounts as listed in Note 1, as of December 31, 2014, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for each of the two years or periods then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2014, by correspondence with the fund companies or their transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the subaccounts constituting Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2014, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

ERNST & YOUNG LLP
April 30, 2015

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets

December 31, 2014

	Alliance- Bernstein VPS Dynamic Asset Allocation (a)	Alliance- Bernstein VPS Small/Mid Cap Value (a)	American Century VP Mid Cap Value	American Century VP Ultra	American Century VP Value
Assets:
Mutual funds, at market value	$12,977	$7,576	$873,044	$309,476	$1,329,743
Investment income receivable	-	-	-	-	-
Net assets	$12,977	$7,576	$873,044	$309,476	$1,329,743

Units outstanding:
Total units	1,297	727	63,885	19,581	71,713
Unit value	$10.01	$10.42	$13.67	$15.82	$18.55

Mutual funds, at cost	$12,698	$7,817	$789,219	$248,645	$1,008,891
Mutual fund shares	1,112	348	43,982	19,452	141,162

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	American Funds IS Asset Allocation (a)	American Funds IS Global Bond (a)	American Funds IS Global Growth (a)	American Funds IS Growth- Income (a)	American Funds IS International (a)
Assets:
Mutual funds, at market value	$5,972	$32,253	$20,771	$171,484	$25,685
Investment income receivable	-	-	-	-	-
Net assets	$5,972	$32,253	$20,771	$171,484	$25,685

Units outstanding:
Total units	588	3,405	2,049	16,203	2,730
Unit value	$10.16	$9.47	$10.13	$10.59	$9.41

Mutual funds, at cost	$6,056	$33,164	$20,959	$170,634	$26,904
Mutual fund shares	270	2,757	760	3,273	1,270

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	American Funds IS New World (a)	BlackRock High Yield V.I. (a)	ClearBridge Variable Aggressive Growth	ClearBridge Variable Small Cap Growth	Dreyfus IP MidCap Stock (a)
Assets:
Mutual funds, at market value	$3,423	$6,943	$1,518,746	$205,087	$58,175
Investment income receivable	-	14	-	-	-
Net assets	$3,423	$6,957	$1,518,746	$205,087	$58,175

Units outstanding:
Total units	379	719	92,379	12,888	5,429
Unit value	$9.02	$9.68	$16.44	$15.93	$10.71

Mutual funds, at cost	$3,597	$7,005	$1,308,017	$206,406	$56,244
Mutual fund shares	166	934	51,102	9,156	2,533

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Dreyfus IP Small Cap Stock Index (a)	Dreyfus IP Technology Growth	Dreyfus VIF Appreciation (a)	Dreyfus VIF International Value	Fidelity VIP Equity-Income (a)
Assets:
Mutual funds, at market value	$83,663	$77,618	$27,661	$343,756	$2,043
Investment income receivable	-	-	-	-	-
Net assets	$83,663	$77,618	$27,661	$343,756	$2,043

Units outstanding:
Total units	7,995	5,036	2,694	36,270	199
Unit value	$10.47	$15.41	$10.27	$9.48	$10.23

Mutual funds, at cost	$80,026	$69,738	$27,157	$360,330	$2,079
Mutual fund shares	4,547	4,310	562	32,583	86

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Fidelity VIP Growth & Income (a)	Franklin Founding Funds Allocation VIP Fund (b)	Franklin Income VIP Fund (b)	Franklin Mutual Global Discovery VIP Fund (b)	Franklin Small Cap Value VIP Fund (b)
Assets:
Mutual funds, at market value	$42,470	$182,855	$1,078,221	$978,622	$361,086
Investment income receivable	-	-	-	-	-
Net assets	$42,470	$182,855	$1,078,221	$978,622	$361,086

Units outstanding:
Total units	4,017	17,073	99,330	86,796	30,816
Unit value	$10.57	$10.71	$10.85	$11.27	$11.71

Mutual funds, at cost	$41,585	$180,815	$1,057,094	$946,902	$302,659
Mutual fund shares	2,079	24,251	67,389	44,262	16,178

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Franklin Strategic Income VIP Fund (a)	Guggenheim VIF All Cap Value (b)	Guggenheim VIF Alpha Opportunity (b)(c)	Guggenheim VIF CLS AdvisorOne Amerigo (b)	Guggenheim VIF CLS AdvisorOne Clermont (b)
Assets:
Mutual funds, at market value	$5,286	$696,073	$524,243	$1,163,568	$510,565
Investment income receivable	-	-	-	-	-
Net assets	$5,286	$696,073	$524,243	$1,163,568	$510,565

Units outstanding:
Total units	545	43,915	25,712	106,772	53,626
Unit value	$9.69	$15.88	$20.39	$10.89	$9.52

Mutual funds, at cost	$5,419	$472,052	$309,099	$1,069,581	$485,225
Mutual fund shares	458	19,691	19,182	28,716	19,630

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Guggenheim VIF Global Managed Futures Strategy (b)	Guggenheim VIF High Yield (b)	Guggenheim VIF Large Cap Value (b)	Guggenheim VIF Long Short Equity (b)	Guggenheim VIF Macro Opportunities (a)(b)
Assets:
Mutual funds, at market value	$14,558	$2,630,410	$1,193,928	$169,496	$214,248
Investment income receivable	-	-	-	-	-
Net assets	$14,558	$2,630,410	$1,193,928	$169,496	$214,248

Units outstanding:
Total units	2,205	82,061	94,392	12,296	21,471
Unit value	$6.60	$32.05	$12.65	$13.79	$9.98

Mutual funds, at cost	$15,619	$1,950,597	$929,220	$145,811	$214,087
Mutual fund shares	698	77,708	28,839	11,240	8,057

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Guggenheim VIF Managed Asset Allocation (b)	Guggenheim VIF Mid Cap Value (b)	Guggenheim VIF Money Market (b)	Guggenheim VIF Multi-Hedge Strategies (b)	Guggenheim VIF Small Cap Value (b)
Assets:
Mutual funds, at market value	$504,178	$1,960,210	$1,468,639	$67,086	$519,131
Investment income receivable	-	-	-	-	-
Net assets	$504,178	$1,960,210	$1,468,639	$67,086	$519,131

Units outstanding:
Total units	43,449	65,067	206,253	9,531	15,815
Unit value	$11.60	$30.16	$7.10	$7.03	$32.83

Mutual funds, at cost	$366,907	$1,307,194	$1,476,778	$59,909	$380,186
Mutual fund shares	18,221	23,275	110,924	2,818	10,035

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Guggenheim VIF StylePlus Large Core (b)	Guggenheim VIF StylePlus Large Growth (b)	Guggenheim VIF StylePlus Mid Growth (b)	Guggenheim VIF StylePlus Small Growth (b)	Guggenheim VIF Total Return Bond (b)
Assets:
Mutual funds, at market value	$225,340	$305,457	$340,841	$148,131	$1,391,551
Investment income receivable	-	-	-	-	-
Net assets	$225,340	$305,457	$340,841	$148,131	$1,391,551

Units outstanding:
Total units	29,203	40,116	30,861	17,786	126,889
Unit value	$7.70	$7.64	$11.06	$8.32	$10.95

Mutual funds, at cost	$157,674	$167,506	$230,742	$94,518	$1,308,206
Mutual fund shares	6,004	19,606	6,939	4,663	87,574

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Guggenheim VIF World Equity Income (b)	Ibbotson Balanced ETF Asset Allocation (a)	Ibbotson Growth ETF Asset Allocation (a)	Invesco V.I. Comstock	Invesco V.I. Equity and Income
Assets:
Mutual funds, at market value	$1,599,911	$5,965	$5,957	$616,384	$1,286,203
Investment income receivable	-	-	-	-	-
Net assets	$1,599,911	$5,965	$5,957	$616,384	$1,286,203

Units outstanding:
Total units	165,655	599	596	47,410	97,967
Unit value	$9.66	$9.96	$9.99	$13.00	$13.13

Mutual funds, at cost	$1,308,597	$6,134	$6,050	$533,691	$1,131,478
Mutual fund shares	126,977	521	536	32,305	68,197

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities	Invesco V.I. International Growth	Invesco V.I. Mid Cap Core Equity
Assets:
Mutual funds, at market value	$213,949	$732,184	$2,933,483	$1,297,605	$261,309
Investment income receivable	-	-	-	-	-
Net assets	$213,949	$732,184	$2,933,483	$1,297,605	$261,309

Units outstanding:
Total units	10,001	34,052	308,595	82,074	14,958
Unit value	$21.40	$21.51	$9.50	$15.81	$17.49

Mutual funds, at cost	$166,297	$677,511	$2,989,852	$1,177,989	$268,850
Mutual fund shares	6,334	42,470	252,017	37,699	18,881

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Invesco V.I. Mid Cap Growth	Invesco V.I. Value Opportunities	Janus Aspen Enterprise	Janus Aspen Janus Portfolio	JPMorgan Insurance Trust Core Bond Portfolio (a)
Assets:
Mutual funds, at market value	$238,696	$300,552	$510,015	$184,610	$245,085
Investment income receivable	-	-	-	-	-
Net assets	$238,696	$300,552	$510,015	$184,610	$245,085

Units outstanding:
Total units	20,351	21,692	35,696	15,237	24,529
Unit value	$11.71	$13.85	$14.29	$12.10	$9.99

Mutual funds, at cost	$197,888	$265,520	$455,201	$146,945	$242,056
Mutual fund shares	41,585	30,700	8,606	5,243	22,080

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	MFS VIT Research International	MFS VIT Total Return	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Equity	Neuberger Berman AMT Socially Responsive
Assets:
Mutual funds, at market value	$309,550	$3,415,452	$1,258,935	$170,497	$806,012
Investment income receivable	-	-	-	-	-
Net assets	$309,550	$3,415,452	$1,258,935	$170,497	$806,012

Units outstanding:
Total units	34,653	287,163	70,643	21,608	39,248
Unit value	$8.94	$11.89	$17.82	$7.90	$20.51

Mutual funds, at cost	$305,516	$2,803,274	$1,111,626	$184,584	$588,442
Mutual fund shares	23,558	142,608	37,603	12,240	33,682

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Oppenheimer Core Bond Fund/VA	Oppenheimer Global Fund/VA (a)	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT All Asset	PIMCO VIT Commodity- RealReturn Strategy
Assets:
Mutual funds, at market value	$283,474	$7,700	$222,116	$211,915	$226,887
Investment income receivable	-	-	-	-	-
Net assets	$283,474	$7,700	$222,116	$211,915	$226,887

Units outstanding:
Total units	39,541	777	8,869	16,186	36,325
Unit value	$7.18	$9.91	$25.04	$13.12	$6.24

Mutual funds, at cost	$286,792	$7,713	$204,082	$226,005	$305,972
Mutual fund shares	36,065	197	8,458	20,455	46,685

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	PIMCO VIT Low Duration	PIMCO VIT Real Return	PIMCO VIT Total Return (a)
Assets:
Mutual funds, at market value	$10,539	$1,340,388	$839,389	$2,500,393	$117,347
Investment income receivable	-	-	-	-	-
Net assets	$10,539	$1,340,388	$839,389	$2,500,393	$117,347

Units outstanding:
Total units	933	108,308	87,754	216,926	11,765
Unit value	$11.29	$12.37	$9.57	$11.52	$9.97

Mutual funds, at cost	$11,604	$1,263,197	$832,615	$2,566,970	$117,685
Mutual fund shares	830	122,971	79,337	195,191	10,477

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Net Assets (continued)

December 31, 2014

	Royce Micro-Cap	T. Rowe Price Health Sciences (a)	Templeton Developing Markets VIP Fund (a)	Templeton Global Bond VIP Fund (a)	Western Asset Variable Global High Yield Bond
Assets:
Mutual funds, at market value	$574,565	$9,188	$2,381	$26,792	$416,200
Investment income receivable	-	-	-	-	-
Net assets	$574,565	$9,188	$2,381	$26,792	$416,200

Units outstanding:
Total units	54,057	742	259	2,723	37,638
Unit value	$10.64	$12.38	$9.19	$9.84	$11.05

Mutual funds, at cost	$559,881	$9,611	$2,710	$27,253	$461,687
Mutual fund shares	50,533	253	259	1,489	54,763

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations

Year Ended December 31, 2014

	Alliance- Bernstein VPS Dynamic Asset Allocation (a)	Alliance- Bernstein VPS Small/Mid Cap Value (a)	American Century VP Mid Cap Value	American Century VP Ultra	American Century VP Value
Investment income (loss):
Dividend distributions	$-	$17	$8,157	$589	$16,848
Expenses:
Mortality and expense risk charge	(8)	(14)	(4,579)	(1,691)	(7,334)
Other expense charge	(2)	(3)	(1,145)	(423)	(1,833)
Net investment income (loss)	(10)	-	2,433	(1,525)	7,681

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	418	43,672	-	-
Realized capital gain (loss) on sales of fund shares	1	(7)	44,827	23,180	54,429
Change in unrealized appreciation/depreciation on investments during the year	279	(241)	20,704	5,368	71,270
Net realized and unrealized capital gain (loss) on investments	280	170	109,203	28,548	125,699
Net increase (decrease) in net assets from operations	$270	$170	$111,636	$27,023	$133,380

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	American Funds IS Asset Allocation (a)	American Funds IS Global Bond (a)	American Funds IS Global Growth (a)	American Funds IS Growth- Income (a)	American Funds IS International (a)
Investment income (loss):
Dividend distributions	$79	$309	$152	$1,846	$360
Expenses:
Mortality and expense risk charge	(2)	(41)	(31)	(459)	(46)
Other expense charge	(1)	(11)	(7)	(114)	(11)
Net investment income (loss)	76	257	114	1,273	303

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	-	(9)	(1)	(2,367)	(3)
Change in unrealized appreciation/depreciation on investments during the year	(84)	(911)	(188)	850	(1,219)
Net realized and unrealized capital gain (loss) on investments	(84)	(920)	(189)	(1,517)	(1,222)
Net increase (decrease) in net assets from operations	$(8)	$(663)	$(75)	$(244)	$(919)

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	American Funds IS New World (a)	BlackRock High Yield V.I. (a)	ClearBridge Variable Aggressive Growth	ClearBridge Variable Small Cap Growth	Dreyfus IP MidCap Stock (a)
Investment income (loss):
Dividend distributions	$24	$14	$156	$-	$-
Expenses:
Mortality and expense risk charge	(1)	(2)	(7,536)	(1,365)	(66)
Other expense charge	(1)	-	(1,884)	(341)	(16)
Net investment income (loss)	22	12	(9,264)	(1,706)	(82)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	37	92,334	23,728	-
Realized capital gain (loss) on sales of fund shares	-	-	81,766	868	3
Change in unrealized appreciation/depreciation on investments during the year	(174)	(62)	37,717	(17,477)	1,931
Net realized and unrealized capital gain (loss) on investments	(174)	(25)	211,817	7,119	1,934
Net increase (decrease) in net assets from operations	$(152)	$(13)	$202,553	$5,413	$1,852

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Dreyfus IP Small Cap Stock Index (a)	Dreyfus IP Technology Growth	Dreyfus VIF Appreciation (a)	Dreyfus VIF International Value	Fidelity VIP Equity-Income (a)
Investment income (loss):
Dividend distributions	$-	$-	$114	$3,781	$54
Expenses:
Mortality and expense risk charge	(222)	(315)	(38)	(2,102)	(34)
Other expense charge	(55)	(79)	(10)	(526)	(9)
Net investment income (loss)	(277)	(394)	66	1,153	11

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	2,802	-	-	21
Realized capital gain (loss) on sales of fund shares	(1,808)	3,686	1	3,254	(149)
Change in unrealized appreciation/depreciation on investments during the year	3,637	(3,781)	504	(50,889)	(36)
Net realized and unrealized capital gain (loss) on investments	1,829	2,707	505	(47,635)	(164)
Net increase (decrease) in net assets from operations	$1,552	$2,313	$571	$(46,482)	$(153)

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014
	Fidelity VIP Growth & Income (a)	Fidelity VIP Growth Opportunities (a)	Franklin Founding Funds Allocation VIP Fund (b)	Franklin Income VIP Fund (b)	Franklin Mutual Global Discovery VIP Fund (b)
Investment income (loss):
Dividend distributions	$642	$-	$4,969	$58,830	$21,589
Expenses:
Mortality and expense risk charge	(114)	(70)	(1,163)	(6,686)	(5,730)
Other expense charge	(29)	(18)	(291)	(1,671)	(1,433)
Net investment income (loss)	499	(88)	3,515	50,473	14,426

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	155	-	66,814
Realized capital gain (loss) on sales of fund shares	32	2,809	1,540	13,716	11,896
Change in unrealized appreciation/depreciation on investments during the year	885	-	(588)	(29,650)	(52,302)
Net realized and unrealized capital gain (loss) on investments	917	2,809	1,107	(15,934)	26,408
Net increase (decrease) in net assets from operations	$1,416	$2,721	$4,622	$34,539	$40,834

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Franklin Small Cap Value VIP Fund (b)	Franklin Strategic Income VIP Fund (a)	Guggenheim VIF All Cap Value (b)	Guggenheim VIF Alpha Opportunity (b)(c)	Guggenheim VIF CLS AdvisorOne Amerigo (b)
Investment income (loss):
Dividend distributions	$1,318	$-	$6	$-	$3,169
Expenses:
Mortality and expense risk charge	(1,822)	(12)	(4,281)	(3,235)	(8,977)
Other expense charge	(456)	(3)	(1,070)	(809)	(2,244)
Net investment income (loss)	(960)	(15)	(5,345)	(4,044)	(8,052)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	15,898	-	-	-	86,023
Realized capital gain (loss) on sales of fund shares	37,953	(15)	35,876	26,262	195,017
Change in unrealized appreciation/depreciation on investments during the year	(47,504)	(133)	17,897	20,896	(238,379)
Net realized and unrealized capital gain (loss) on investments	6,347	(148)	53,773	47,158	42,661
Net increase (decrease) in net assets from operations	$5,387	$(163)	$48,428	$43,114	$34,609

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Guggenheim VIF CLS AdvisorOne Clermont (b)	Guggenheim VIF Global Managed Futures Strategy (b)	Guggenheim VIF High Yield (b)	Guggenheim VIF Large Cap Value (b)	Guggenheim VIF Long Short Equity (b)
Investment income (loss):
Dividend distributions	$2,799	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(3,845)	(95)	(16,545)	(7,065)	(1,046)
Other expense charge	(961)	(24)	(4,136)	(1,766)	(262)
Net investment income (loss)	(2,007)	(119)	(20,681)	(8,831)	(1,308)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	20,855	-	-	-	-
Realized capital gain (loss) on sales of fund shares	55,656	(1,208)	211,437	75,160	4,885
Change in unrealized appreciation/depreciation on investments during the year	(66,084)	2,729	(146,697)	30,494	(414)
Net realized and unrealized capital gain (loss) on investments	10,427	1,521	64,740	105,654	4,471
Net increase (decrease) in net assets from operations	$8,420	$1,402	$44,059	$96,823	$3,163

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Guggenheim VIF Macro Opportunities (a)(b)	Guggenheim VIF Managed Asset Allocation (b)	Guggenheim VIF Mid Cap Value (b)	Guggenheim VIF Money Market (b)	Guggenheim VIF Multi-Hedge Strategies (b)
Investment income (loss):
Dividend distributions	$-	$-	$58	$-	$-
Expenses:
Mortality and expense risk charge	(71)	(3,292)	(13,104)	(10,343)	(441)
Other expense charge	(18)	(823)	(3,276)	(2,585)	(110)
Net investment income (loss)	(89)	(4,115)	(16,322)	(12,928)	(551)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	-	54,921	419,462	(9,419)	2,103
Change in unrealized appreciation/depreciation on investments during the year	161	(17,356)	(379,079)	2,658	956
Net realized and unrealized capital gain (loss) on investments	161	37,565	40,383	(6,761)	3,059
Net increase (decrease) in net assets from operations	$72	$33,450	$24,061	$(19,689)	$2,508

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Guggenheim VIF Small Cap Value (b)	Guggenheim VIF StylePlus Large Core (b)	Guggenheim VIF StylePlus Large Growth (b)	Guggenheim VIF StylePlus Mid Growth (b)	Guggenheim VIF StylePlus Small Growth (b)
Investment income (loss):
Dividend distributions	$56	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(4,294)	(1,553)	(2,400)	(2,419)	(907)
Other expense charge	(1,073)	(388)	(600)	(605)	(227)
Net investment income (loss)	(5,311)	(1,941)	(3,000)	(3,024)	(1,134)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	149,584	48,361	224,169	168,640	25,690
Change in unrealized appreciation/depreciation on investments during the year	(170,213)	(12,522)	(164,958)	(114,917)	(12,327)
Net realized and unrealized capital gain (loss) on investments	(20,629)	35,839	59,211	53,723	13,363
Net increase (decrease) in net assets from operations	$(25,940)	$33,898	$56,211	$50,699	$12,229

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Guggenheim VIF Total Return Bond (b)	Guggenheim VIF World Equity Income (b)	Ibbotson Balanced ETF Asset Allocation (a)	Ibbotson Growth ETF Asset Allocation (a)	Invesco V.I. Comstock
Investment income (loss):
Dividend distributions	$-	$63	$69	$60	$7,205
Expenses:
Mortality and expense risk charge	(8,912)	(10,066)	(2)	(2)	(3,247)
Other expense charge	(2,228)	(2,516)	(1)	(1)	(812)
Net investment income (loss)	(11,140)	(12,519)	66	57	3,146

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	89	13	-
Realized capital gain (loss) on sales of fund shares	49,884	107,913	-	-	33,678
Change in unrealized appreciation/depreciation on investments during the year	56,823	(14,528)	(169)	(93)	(5,127)
Net realized and unrealized capital gain (loss) on investments	106,707	93,385	(80)	(80)	28,551
Net increase (decrease) in net assets from operations	$95,567	$80,866	$(14)	$(23)	$31,697

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Invesco V.I. Equity and Income	Invesco V.I. Global Health Care	Invesco V.I. Global Real Estate	Invesco V.I. Government Securities	Invesco V.I. International Growth
Investment income (loss):
Dividend distributions	$17,614	$-	$12,415	$83,532	$17,916
Expenses:
Mortality and expense risk charge	(7,505)	(1,700)	(4,217)	(15,353)	(7,130)
Other expense charge	(1,876)	(425)	(1,054)	(3,838)	(1,783)
Net investment income (loss)	8,233	(2,125)	7,144	64,341	9,003

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	54,324	9,204	-	-	-
Realized capital gain (loss) on sales of fund shares	96,056	73,991	12,317	(12,782)	37,105
Change in unrealized appreciation/depreciation on investments during the year	(58,863)	(39,329)	61,241	28,866	(61,207)
Net realized and unrealized capital gain (loss) on investments	91,517	43,866	73,558	16,084	(24,102)
Net increase (decrease) in net assets from operations	$99,750	$41,741	$80,702	$80,425	$(15,099)

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Invesco V.I. Mid Cap Core Equity	Invesco V.I. Mid Cap Growth	Invesco V.I. Value Opportunities	Janus Aspen Enterprise	Janus Aspen Janus Portfolio
Investment income (loss):
Dividend distributions	$-	$-	$4,059	$229	$384
Expenses:
Mortality and expense risk charge	(1,995)	(1,931)	(2,123)	(4,076)	(1,017)
Other expense charge	(499)	(483)	(531)	(1,019)	(254)
Net investment income (loss)	(2,494)	(2,414)	1,405	(4,866)	(887)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	31,698	-	-	47,708	12,334
Realized capital gain (loss) on sales of fund shares	52,381	50,435	9,892	81,850	6,262
Change in unrealized appreciation/depreciation on investments during the year	(72,962)	(34,534)	8,103	(40,984)	1,913
Net realized and unrealized capital gain (loss) on investments	11,117	15,901	17,995	88,574	20,509
Net increase (decrease) in net assets from operations	$8,623	$13,487	$19,400	$83,708	$19,622

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	JPMorgan Insurance Trust Core Bond Portfolio (a)	MFS VIT Research International	MFS VIT Total Return	MFS VIT Utilities	Morgan Stanley UIF Emerging Markets Equity
Investment income (loss):
Dividend distributions	$-	$4,562	$55,077	$25,608	$600
Expenses:
Mortality and expense risk charge	(671)	(2,458)	(20,480)	(7,443)	(1,063)
Other expense charge	(168)	(615)	(5,120)	(1,861)	(266)
Net investment income (loss)	(839)	1,489	29,477	16,304	(729)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	85,156	49,359	-
Realized capital gain (loss) on sales of fund shares	827	22,680	141,724	21,092	9,546
Change in unrealized appreciation/depreciation on investments during the year	3,029	(49,407)	(6,036)	33,207	(15,640)
Net realized and unrealized capital gain (loss) on investments	3,856	(26,727)	220,844	103,658	(6,094)
Net increase (decrease) in net assets from operations	$3,017	$(25,238)	$250,321	$119,962	$(6,823)

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	Neuberger Berman AMT Socially Responsive	Oppenheimer Core Bond Fund/VA	Oppenheimer Global Fund/VA (a)	Oppenheimer Main Street Small Cap Fund/VA	PIMCO VIT All Asset
Investment income (loss):
Dividend distributions	$866	$14,635	$-	$4,835	$10,689
Expenses:
Mortality and expense risk charge	(4,507)	(1,654)	(4)	(3,870)	(1,093)
Other expense charge	(1,127)	(413)	(1)	(967)	(274)
Net investment income (loss)	(4,768)	12,568	(5)	(2)	9,322

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	-	-	107,318	-
Realized capital gain (loss) on sales of fund shares	52,397	(1,876)	-	65,976	148
Change in unrealized appreciation/depreciation on investments during the year	26,269	4,290	(13)	(128,091)	(12,106)
Net realized and unrealized capital gain (loss) on investments	78,666	2,414	(13)	45,203	(11,958)
Net increase (decrease) in net assets from operations	$73,898	$14,982	$(18)	$45,201	$(2,636)

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	PIMCO VIT Commodity- RealReturn Strategy	PIMCO VIT Emerging Markets Bond	PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	PIMCO VIT Low Duration	PIMCO VIT Real Return
Investment income (loss):
Dividend distributions	$1,091	$3,773	$23,044	$11,578	$30,839
Expenses:
Mortality and expense risk charge	(1,758)	(440)	(7,648)	(6,304)	(13,387)
Other expense charge	(439)	(110)	(1,912)	(1,576)	(3,347)
Net investment income (loss)	(1,106)	3,223	13,484	3,698	14,105

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	219	8,598	-	-
Realized capital gain (loss) on sales of fund shares	(25,357)	(1,847)	9,282	14,031	(4,794)
Change in unrealized appreciation/depreciation on investments during the year	(44,141)	6,245	93,995	(13,920)	20,255
Net realized and unrealized capital gain (loss) on investments	(69,498)	4,617	111,875	111	15,461
Net increase (decrease) in net assets from operations	$(70,604)	$7,840	$125,359	$3,809	$29,566

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

	PIMCO VIT Total Return (a)	Royce Micro-Cap	T. Rowe Price Health Sciences (a)	Templeton Developing Markets VIP Fund (a)	Templeton Global Bond VIP Fund (a)
Investment income (loss):
Dividend distributions	$1,355	$-	$-	$-	$-
Expenses:
Mortality and expense risk charge	(262)	(3,589)	(9)	(6)	(25)
Other expense charge	(66)	(897)	(2)	(1)	(6)
Net investment income (loss)	1,027	(4,486)	(11)	(7)	(31)

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-	45,427	695	-	-
Realized capital gain (loss) on sales of fund shares	131	9,178	(21)	(37)	(1)
Change in unrealized appreciation/depreciation on investments during the year	(338)	(79,049)	(423)	(329)	(461)
Net realized and unrealized capital gain (loss) on investments	(207)	(24,444)	251	(366)	(462)
Net increase (decrease) in net assets from operations	$820	$(28,930)	$240	$(373)	$(493)

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Operations (continued)

Year Ended December 31, 2014

Western Asset Variable Global High Yield Bond
Investment income (loss):
Dividend distributions	$29,102
Expenses:
Mortality and expense risk charge	(3,000)
Other expense charge	(750)
Net investment income (loss)	25,352

Net realized and unrealized capital gain (loss) on investments:
Capital gain distributions	-
Realized capital gain (loss) on sales of fund shares	3,318
Change in unrealized appreciation/depreciation on investments during the year	(26,881)
Net realized and unrealized capital gain (loss) on investments	(23,563)
Net increase (decrease) in net assets from operations	$1,789

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets

Years Ended December 31, 2014 and 2013

	Alliance- Bernstein VPS Dynamic Asset Allocation (a)	Alliance- Bernstein VPS Small/Mid Cap Value (a)	American Century VP Mid Cap Value		American Century VP Ultra
	2014	2014	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(10)	$-	$2,433	$1,568	$(1,525)	$(502)
Capital gains distributions	-	418	43,672	2,173	-	-
Realized capital gain (loss) on sales of fund shares	1	(7)	44,827	22,163	23,180	38,041
Change in unrealized appreciation/depreciation on investments during the year	279	(241)	20,704	49,530	5,368	37,894
Net increase (decrease) in net assets from operations	270	170	111,636	75,434	27,023	75,433

From contract owner transactions:
Variable annuity deposits	12,717	2,573	208,368	111,534	70,021	22,283
Contract owner maintenance charges	(10)	(16)	(5,350)	(2,694)	(948)	(1,358)
Terminations and withdrawals	-	(22)	(65,211)	(14,564)	(12,074)	(51,502)
Transfers between subaccounts, net	-	4,871	(149,070)	484,772	848	(135,432)
Net increase (decrease) in net assets from contract owner transactions	12,707	7,406	(11,263)	579,048	57,847	(166,009)
Net increase (decrease) in net assets	12,977	7,576	100,373	654,482	84,870	(90,576)
Net assets at beginning of year	-	-	772,671	118,189	224,606	315,182
Net assets at end of year	$12,977	$7,576	$873,044	$772,671	$309,476	$224,606

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	American Century VP Value		American Funds IS Asset Allocation (a)	American Funds IS Global Bond (a)	American Funds IS Global Growth (a)	American Funds IS Growth- Income (a)
	2014	2013	2014	2014	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$7,681	$6,833	$76	$257	$114	$1,273
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	54,429	29,049	-	(9)	(1)	(2,367)
Change in unrealized appreciation/depreciation on investments during the year	71,270	205,070	(84)	(911)	(188)	850
Net increase (decrease) in net assets from operations	133,380	240,952	(8)	(663)	(75)	(244)

From contract owner transactions:
Variable annuity deposits	57,260	55,656	5,980	19,514	11,826	21,129
Contract owner maintenance charges	(6,271)	(4,915)	-	(40)	(31)	(528)
Terminations and withdrawals	(117,294)	(15,436)	-	(66)	(52)	(1,685)
Transfers between subaccounts, net	134,385	90,246	-	13,508	9,103	152,812
Net increase (decrease) in net assets from contract owner transactions	68,080	125,551	5,980	32,916	20,846	171,728
Net increase (decrease) in net assets	201,460	366,503	5,972	32,253	20,771	171,484
Net assets at beginning of year	1,128,283	761,780	-	-	-	-
Net assets at end of year	$1,329,743	$1,128,283	$5,972	$32,253	$20,771	$171,484

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	American Funds IS International (a)	American Funds IS New World (a)	BlackRock High Yield V.I. (a)	ClearBridge Variable Aggressive Growth
	2014	2014	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$303	$22	$12	$(9,264)	$(16,861)
Capital gains distributions	-	-	37	92,334	85,279
Realized capital gain (loss) on sales of fund shares	(3)	-	-	81,766	578,929
Change in unrealized appreciation/depreciation on investments during the year	(1,219)	(174)	(62)	37,717	66,612
Net increase (decrease) in net assets from operations	(919)	(152)	(13)	202,553	713,959

From contract owner transactions:
Variable annuity deposits	11,190	3,434	6,970	45,464	27,569
Contract owner maintenance charges	(50)	(1)	-	(6,997)	(66,173)
Terminations and withdrawals	(81)	-	-	(152,474)	(1,860,335)
Transfers between subaccounts, net	15,545	142	-	242,206	281,973
Net increase (decrease) in net assets from contract owner transactions	26,604	3,575	6,970	128,199	(1,616,966)
Net increase (decrease) in net assets	25,685	3,423	6,957	330,752	(903,007)
Net assets at beginning of year	-	-	-	1,187,994	2,091,001
Net assets at end of year	$25,685	$3,423	$6,957	$1,518,746	$1,187,994

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	ClearBridge Variable Small Cap Growth		Dreyfus IP MidCap Stock (a)	Dreyfus IP Small Cap Stock Index (a)	Dreyfus IP Technology Growth
	2014	2013	2014	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,706)	$(513)	$(82)	$(277)	$(394)	$(391)
Capital gains distributions	23,728	11,072	-	-	2,802	-
Realized capital gain (loss) on sales of fund shares	868	741	3	(1,808)	3,686	5,808
Change in unrealized appreciation/depreciation on investments during the year	(17,477)	14,498	1,931	3,637	(3,781)	9,688
Net increase (decrease) in net assets from operations	5,413	25,798	1,852	1,552	2,313	15,105

From contract owner transactions:
Variable annuity deposits	80,884	55,705	29,250	5,312	10,553	1,005
Contract owner maintenance charges	(1,243)	(415)	(35)	(264)	(254)	(286)
Terminations and withdrawals	(9,868)	(2,271)	-	(1,015)	(20,475)	(1,912)
Transfers between subaccounts, net	(127,353)	157,097	27,108	78,078	34,992	(6,272)
Net increase (decrease) in net assets from contract owner transactions	(57,580)	210,116	56,323	82,111	24,816	(7,465)
Net increase (decrease) in net assets	(52,167)	235,914	58,175	83,663	27,129	7,640
Net assets at beginning of year	257,254	21,340	-	-	50,489	42,849
Net assets at end of year	$205,087	$257,254	$58,175	$83,663	$77,618	$50,489

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Dreyfus VIF Appreciation (a)	Dreyfus VIF International Value		Fidelity VIP Equity-Income (a)	Fidelity VIP Growth & Income (a)	Fidelity VIP Growth Opportunities (a)
	2014	2014	2013	2014	2014	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$66	$1,153	$3,009	$11	$499	$(88)
Capital gains distributions	-	-	-	21	-	-
Realized capital gain (loss) on sales of fund shares	1	3,254	2,537	(149)	32	2,809
Change in unrealized appreciation/depreciation on investments during the year	504	(50,889)	49,799	(36)	885	-
Net increase (decrease) in net assets from operations	571	(46,482)	55,345	(153)	1,416	2,721

From contract owner transactions:
Variable annuity deposits	-	6,356	11,449	2,004	6,069	-
Contract owner maintenance charges	(17)	(2,093)	(1,764)	(16)	(89)	(58)
Terminations and withdrawals	-	(71,822)	(25,242)	-	(638)	(293)
Transfers between subaccounts, net	27,107	166,072	(4,534)	208	35,712	(2,370)
Net increase (decrease) in net assets from contract owner transactions	27,090	98,513	(20,091)	2,196	41,054	(2,721)
Net increase (decrease) in net assets	27,661	52,031	35,254	2,043	42,470	-
Net assets at beginning of year	-	291,725	256,471	-	-	-
Net assets at end of year	$27,661	$343,756	$291,725	$2,043	$42,470	$-

(a) New subaccount. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Franklin Founding Funds Allocation VIP Fund (b)		Franklin Income VIP Fund (b)		Franklin Mutual Global Discovery VIP Fund (b)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,515	$12,752	$50,473	$52,353	$14,426	$11,079
Capital gains distributions	155	23,053	-	-	66,814	70,666
Realized capital gain (loss) on sales of fund shares	1,540	(3,639)	13,716	22,593	11,896	23,189
Change in unrealized appreciation/depreciation on investments during the year	(588)	(2,995)	(29,650)	43,491	(52,302)	76,165
Net increase (decrease) in net assets from operations	4,622	29,171	34,539	118,437	40,834	181,099

From contract owner transactions:
Variable annuity deposits	4,843	41,011	152,248	93,421	236,935	160,174
Contract owner maintenance charges	(2,400)	(2,103)	(7,305)	(6,779)	(5,546)	(5,340)
Terminations and withdrawals	(22,037)	(33,762)	(186,970)	(75,129)	(135,126)	(33,379)
Transfers between subaccounts, net	-	70,903	83,401	(8,605)	(84,490)	8,177
Net increase (decrease) in net assets from contract owner transactions	(19,594)	76,049	41,374	2,908	11,773	129,632
Net increase (decrease) in net assets	(14,972)	105,220	75,913	121,345	52,607	310,731
Net assets at beginning of year	197,827	92,607	1,002,308	880,963	926,015	615,284
Net assets at end of year	$182,855	$197,827	$1,078,221	$1,002,308	$978,622	$926,015

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Franklin Small Cap Value VIP Fund (b)		Franklin Strategic Income VIP Fund (a)	Guggenheim VIF All Cap Value (b)
	2014	2013	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(960)	$1,208	$(15)	$(5,345)	$(6,424)
Capital gains distributions	15,898	3,933	-	-	-
Realized capital gain (loss) on sales of fund shares	37,953	21,255	(15)	35,876	166,820
Change in unrealized appreciation/depreciation on investments during the year	(47,504)	48,093	(133)	17,897	72,399
Net increase (decrease) in net assets from operations	5,387	74,489	(163)	48,428	232,795

From contract owner transactions:
Variable annuity deposits	27,823	4,227	6,022	31,677	60,629
Contract owner maintenance charges	(1,418)	(1,751)	(22)	(2,779)	(4,460)
Terminations and withdrawals	(77,023)	(6,059)	(551)	(76,891)	(101,583)
Transfers between subaccounts, net	145,816	(48,193)	-	(25,553)	(494,662)
Net increase (decrease) in net assets from contract owner transactions	95,198	(51,776)	5,449	(73,546)	(540,076)
Net increase (decrease) in net assets	100,585	22,713	5,286	(25,118)	(307,281)
Net assets at beginning of year	260,501	237,788	-	721,191	1,028,472
Net assets at end of year	$361,086	$260,501	$5,286	$696,073	$721,191

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Guggenheim VIF Alpha Opportunity (b)(c)		Guggenheim VIF CLS AdvisorOne Amerigo (b)		Guggenheim VIF CLS AdvisorOne Clermont (b)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(4,044)	$(3,817)	$(8,052)	$(16,810)	$(2,007)	$7,364
Capital gains distributions	-	-	86,023	-	20,855	22,497
Realized capital gain (loss) on sales of fund shares	26,262	10,087	195,017	10,023	55,656	5,734
Change in unrealized appreciation/depreciation on investments during the year	20,896	113,554	(238,379)	466,553	(66,084)	53,214
Net increase (decrease) in net assets from operations	43,114	119,824	34,609	459,766	8,420	88,809

From contract owner transactions:
Variable annuity deposits	227	-	49,293	-	39,990	-
Contract owner maintenance charges	(3,411)	(3,864)	(23,102)	(20,921)	(5,942)	(6,747)
Terminations and withdrawals	(60,463)	(28,196)	(1,257,545)	(217,873)	(555,303)	(52,909)
Transfers between subaccounts, net	(2,124)	-	(50,194)	30,115	15,116	(2,531)
Net increase (decrease) in net assets from contract owner transactions	(65,771)	(32,060)	(1,281,548)	(208,679)	(506,139)	(62,187)
Net increase (decrease) in net assets	(22,657)	87,764	(1,246,939)	251,087	(497,719)	26,622
Net assets at beginning of year	546,900	459,136	2,410,507	2,159,420	1,008,284	981,662
Net assets at end of year	$524,243	$546,900	$1,163,568	$2,410,507	$510,565	$1,008,284

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Guggenheim VIF Global Managed Futures Strategy (b)		Guggenheim VIF High Yield (b)		Guggenheim VIF Large Cap Value (b)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(119)	$(140)	$(20,681)	$(20,890)	$(8,831)	$(6,373)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(1,208)	(1,502)	211,437	244,028	75,160	68,254
Change in unrealized appreciation/depreciation on investments during the year	2,729	1,879	(146,697)	(43,630)	30,494	160,536
Net increase (decrease) in net assets from operations	1,402	237	44,059	179,508	96,823	222,417

From contract owner transactions:
Variable annuity deposits	3,011	-	194,029	30,198	123,425	5,040
Contract owner maintenance charges	(100)	(122)	(15,146)	(17,001)	(4,197)	(6,062)
Terminations and withdrawals	(5,909)	(253)	(340,837)	(167,201)	(160,047)	(79,601)
Transfers between subaccounts, net	-	(4,887)	105,209	(164,640)	149,593	193,971
Net increase (decrease) in net assets from contract owner transactions	(2,998)	(5,262)	(56,745)	(318,644)	108,774	113,348
Net increase (decrease) in net assets	(1,596)	(5,025)	(12,686)	(139,136)	205,597	335,765
Net assets at beginning of year	16,154	21,179	2,643,096	2,782,232	988,331	652,566
Net assets at end of year	$14,558	$16,154	$2,630,410	$2,643,096	$1,193,928	$988,331

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Guggenheim VIF Long Short Equity (b)		Guggenheim VIF Macro Opportunities (a)(b)	Guggenheim VIF Managed Asset Allocation (b)
	2014	2013	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(1,308)	$(1,692)	$(89)	$(4,115)	$(4,282)
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	4,885	3,942	-	54,921	26,055
Change in unrealized appreciation/depreciation on investments during the year	(414)	32,260	161	(17,356)	51,107
Net increase (decrease) in net assets from operations	3,163	34,510	72	33,450	72,880

From contract owner transactions:
Variable annuity deposits	2,381	1,102	-	8,241	10,001
Contract owner maintenance charges	(1,279)	(1,951)	(72)	(2,803)	(3,617)
Terminations and withdrawals	(40,814)	(43,995)	(975)	(76,724)	(49,233)
Transfers between subaccounts, net	2,201	(16,095)	215,223	(37,945)	(23,027)
Net increase (decrease) in net assets from contract owner transactions	(37,511)	(60,939)	214,176	(109,231)	(65,876)
Net increase (decrease) in net assets	(34,348)	(26,429)	214,248	(75,781)	7,004
Net assets at beginning of year	203,844	230,273	-	579,959	572,955
Net assets at end of year	$169,496	$203,844	$214,248	$504,178	$579,959

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Guggenheim VIF Mid Cap Value (b)		Guggenheim VIF Money Market (b)		Guggenheim VIF Multi-Hedge Strategies (b)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(16,322)	$(18,926)	$(12,928)	$(15,947)	$(551)	$(1,058)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	419,462	278,465	(9,419)	(16,947)	2,103	6,570
Change in unrealized appreciation/depreciation on investments during the year	(379,079)	429,093	2,658	5,644	956	(4,004)
Net increase (decrease) in net assets from operations	24,061	688,632	(19,689)	(27,250)	2,508	1,508

From contract owner transactions:
Variable annuity deposits	56,624	77,618	197,641	301,074	-	4,993
Contract owner maintenance charges	(10,597)	(14,677)	(16,137)	(34,645)	(971)	(2,569)
Terminations and withdrawals	(292,054)	(288,338)	(319,145)	(887,670)	(12,694)	(69,872)
Transfers between subaccounts, net	(414,542)	(21,064)	(309,815)	242,921	(14,635)	(15,326)
Net increase (decrease) in net assets from contract owner transactions	(660,569)	(246,461)	(447,456)	(378,320)	(28,300)	(82,774)
Net increase (decrease) in net assets	(636,508)	442,171	(467,145)	(405,570)	(25,792)	(81,266)
Net assets at beginning of year	2,596,718	2,154,547	1,935,784	2,341,354	92,878	174,144
Net assets at end of year	$1,960,210	$2,596,718	$1,468,639	$1,935,784	$67,086	$92,878

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Guggenheim VIF Small Cap Value (b)		Guggenheim VIF StylePlus Large Core (b)		Guggenheim VIF StylePlus Large Growth (b)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(5,311)	$(5,675)	$(1,941)	$(2,727)	$(3,000)	$(5,713)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	149,584	16,590	48,361	35,952	224,169	24,799
Change in unrealized appreciation/depreciation on investments during the year	(170,213)	212,919	(12,522)	54,754	(164,958)	165,102
Net increase (decrease) in net assets from operations	(25,940)	223,834	33,898	87,979	56,211	184,188

From contract owner transactions:
Variable annuity deposits	24,613	14,399	9,199	43,034	110	5,388
Contract owner maintenance charges	(2,883)	(4,384)	(2,640)	(2,480)	(1,640)	(2,006)
Terminations and withdrawals	(75,740)	(45,456)	(117,687)	(118,215)	(31,394)	(50,102)
Transfers between subaccounts, net	(329,844)	237,840	(33,364)	(38,736)	(540,531)	(20,163)
Net increase (decrease) in net assets from contract owner transactions	(383,854)	202,399	(144,492)	(116,397)	(573,455)	(66,883)
Net increase (decrease) in net assets	(409,794)	426,233	(110,594)	(28,418)	(517,244)	117,305
Net assets at beginning of year	928,925	502,692	335,934	364,352	822,701	705,396
Net assets at end of year	$519,131	$928,925	$225,340	$335,934	$305,457	$822,701

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Guggenheim VIF StylePlus Mid Growth (b)		Guggenheim VIF StylePlus Small Growth (b)		Guggenheim VIF Total Return Bond (b)
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(3,024)	$(4,599)	$(1,134)	$(1,258)	$(11,140)	$(13,787)
Capital gains distributions	-	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	168,640	39,079	25,690	9,979	49,884	149,803
Change in unrealized appreciation/depreciation on investments during the year	(114,917)	123,183	(12,327)	47,539	56,823	(56,728)
Net increase (decrease) in net assets from operations	50,699	157,663	12,229	56,260	95,567	79,288

From contract owner transactions:
Variable annuity deposits	19,162	9,218	1,049	-	104,331	27,439
Contract owner maintenance charges	(1,771)	(1,797)	(618)	(1,022)	(10,729)	(22,774)
Terminations and withdrawals	(73,995)	(107,418)	(23,256)	(20,606)	(272,042)	(463,088)
Transfers between subaccounts, net	(281,448)	(12,634)	(14,622)	(7,584)	171,211	338,006
Net increase (decrease) in net assets from contract owner transactions	(338,052)	(112,631)	(37,447)	(29,212)	(7,229)	(120,417)
Net increase (decrease) in net assets	(287,353)	45,032	(25,218)	27,048	88,338	(41,129)
Net assets at beginning of year	628,194	583,162	173,349	146,301	1,303,213	1,344,342
Net assets at end of year	$340,841	$628,194	$148,131	$173,349	$1,391,551	$1,303,213

(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Guggenheim VIF World Equity Income (b)		Ibbotson Balanced ETF Asset Allocation (a)	Ibbotson Growth ETF Asset Allocation (a)	Invesco V.I. Comstock
	2014	2013	2014	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(12,519)	$(12,306)	$66	$57	$3,146	$3,000
Capital gains distributions	-	-	89	13	-	-
Realized capital gain (loss) on sales of fund shares	107,913	70,381	-	-	33,678	51,150
Change in unrealized appreciation/depreciation on investments during the year	(14,528)	217,986	(169)	(93)	(5,127)	77,457
Net increase (decrease) in net assets from operations	80,866	276,061	(14)	(23)	31,697	131,607

From contract owner transactions:
Variable annuity deposits	78,938	18,859	5,979	5,980	36,054	9,217
Contract owner maintenance charges	(8,493)	(9,977)	-	-	(2,337)	(2,774)
Terminations and withdrawals	(203,728)	(85,544)	-	-	(42,783)	(31,230)
Transfers between subaccounts, net	33,139	(67,170)	-	-	94,021	8,926
Net increase (decrease) in net assets from contract owner transactions	(100,144)	(143,832)	5,979	5,980	84,955	(15,861)
Net increase (decrease) in net assets	(19,278)	132,229	5,965	5,957	116,652	115,746
Net assets at beginning of year	1,619,189	1,486,960	-	-	499,732	383,986
Net assets at end of year	$1,599,911	$1,619,189	$5,965	$5,957	$616,384	$499,732

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Invesco V.I. Equity and Income		Invesco V.I. Global Health Care		Invesco V.I. Global Real Estate
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$8,233	$6,236	$(2,125)	$(20)	$7,144	$17,437
Capital gains distributions	54,324	-	9,204	-	-	-
Realized capital gain (loss) on sales of fund shares	96,056	23,352	73,991	11,363	12,317	3,621
Change in unrealized appreciation/depreciation on investments during the year	(58,863)	150,029	(39,329)	77,550	61,241	(9,577)
Net increase (decrease) in net assets from operations	99,750	179,617	41,741	88,893	80,702	11,481

From contract owner transactions:
Variable annuity deposits	225,069	74,613	61,992	71,000	64,690	10,534
Contract owner maintenance charges	(6,764)	(5,839)	(920)	(1,838)	(3,016)	(3,153)
Terminations and withdrawals	(71,126)	(25,646)	(36,695)	(23,110)	(92,472)	(25,065)
Transfers between subaccounts, net	(171,417)	369,988	(240,102)	166,563	124,145	52,958
Net increase (decrease) in net assets from contract owner transactions	(24,238)	413,116	(215,725)	212,615	93,347	35,274
Net increase (decrease) in net assets	75,512	592,733	(173,984)	301,508	174,049	46,755
Net assets at beginning of year	1,210,691	617,958	387,933	86,425	558,135	511,380
Net assets at end of year	$1,286,203	$1,210,691	$213,949	$387,933	$732,184	$558,135

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Invesco V.I. Government Securities		Invesco V.I. International Growth		Invesco V.I. Mid Cap Core Equity
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$64,341	$51,545	$9,003	$2,377	$(2,494)	$(3,735)
Capital gains distributions	-	-	-	-	31,698	32,432
Realized capital gain (loss) on sales of fund shares	(12,782)	(6,465)	37,105	46,246	52,381	226,607
Change in unrealized appreciation/depreciation on investments during the year	28,866	(125,476)	(61,207)	104,554	(72,962)	4,709
Net increase (decrease) in net assets from operations	80,425	(80,396)	(15,099)	153,177	8,623	260,013

From contract owner transactions:
Variable annuity deposits	152,758	61,701	194,677	40,555	13,272	18,966
Contract owner maintenance charges	(13,947)	(14,864)	(5,604)	(6,374)	(2,581)	(6,234)
Terminations and withdrawals	(109,985)	(110,238)	(106,792)	(97,903)	(64,626)	(77,853)
Transfers between subaccounts, net	831,354	(173,712)	207,777	(42,259)	(229,310)	(1,857,243)
Net increase (decrease) in net assets from contract owner transactions	860,180	(237,113)	290,058	(105,981)	(283,245)	(1,922,364)
Net increase (decrease) in net assets	940,605	(317,509)	274,959	47,196	(274,622)	(1,662,351)
Net assets at beginning of year	1,992,878	2,310,387	1,022,646	975,450	535,931	2,198,282
Net assets at end of year	$2,933,483	$1,992,878	$1,297,605	$1,022,646	$261,309	$535,931

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Invesco V.I. Mid Cap Growth		Invesco V.I. Value Opportunities		Janus Aspen Enterprise
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2,414)	$(1,416)	$1,405	$1,607	$(4,866)	$(1,482)
Capital gains distributions	-	-	-	-	47,708	-
Realized capital gain (loss) on sales of fund shares	50,435	3,422	9,892	(3,509)	81,850	21,820
Change in unrealized appreciation/depreciation on investments during the year	(34,534)	79,328	8,103	97,495	(40,984)	72,795
Net increase (decrease) in net assets from operations	13,487	81,334	19,400	95,593	83,708	93,133

From contract owner transactions:
Variable annuity deposits	6,311	1,063	186	-	15,401	956
Contract owner maintenance charges	(1,781)	(1,756)	(840)	(1,100)	(14,171)	(3,410)
Terminations and withdrawals	(57,427)	(29,588)	(86,850)	(17,154)	(394,283)	(21,798)
Transfers between subaccounts, net	(48,491)	41,990	(2,814)	(23,696)	(165,964)	712,467
Net increase (decrease) in net assets from contract owner transactions	(101,388)	11,709	(90,318)	(41,950)	(559,017)	688,215
Net increase (decrease) in net assets	(87,901)	93,043	(70,918)	53,643	(475,309)	781,348
Net assets at beginning of year	326,597	233,554	371,470	317,827	985,324	203,976
Net assets at end of year	$238,696	$326,597	$300,552	$371,470	$510,015	$985,324

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Janus Aspen Janus Portfolio		JPMorgan Insurance Trust Core Bond Portfolio (a)	MFS VIT Research International
	2014	2013	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(887)	$(129)	$(839)	$1,489	$2,555
Capital gains distributions	12,334	-	-	-	-
Realized capital gain (loss) on sales of fund shares	6,262	19,367	827	22,680	20,862
Change in unrealized appreciation/depreciation on investments during the year	1,913	29,050	3,029	(49,407)	38,198
Net increase (decrease) in net assets from operations	19,622	48,288	3,017	(25,238)	61,615

From contract owner transactions:
Variable annuity deposits	24,443	62,519	36,720	7,682	2,229
Contract owner maintenance charges	(860)	(1,344)	(736)	(1,752)	(1,852)
Terminations and withdrawals	(28,934)	(6,108)	(2,576)	(27,983)	(9,569)
Transfers between subaccounts, net	(1,454)	(15,790)	208,660	(157,153)	(24,972)
Net increase (decrease) in net assets from contract owner transactions	(6,805)	39,277	242,068	(179,206)	(34,164)
Net increase (decrease) in net assets	12,817	87,565	245,085	(204,444)	27,451
Net assets at beginning of year	171,793	84,228	-	513,994	486,543
Net assets at end of year	$184,610	$171,793	$245,085	$309,550	$513,994

(a) New subaccount. See Note 1.
The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	MFS VIT Total Return		MFS VIT Utilities		Morgan Stanley UIF Emerging Markets Equity
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$29,477	$28,395	$16,304	$12,782	$(729)	$895
Capital gains distributions	85,156	-	49,359	17,892	-	-
Realized capital gain (loss) on sales of fund shares	141,724	83,456	21,092	13,285	9,546	(2,679)
Change in unrealized appreciation/depreciation on investments during the year	(6,036)	390,824	33,207	127,507	(15,640)	(2,086)
Net increase (decrease) in net assets from operations	250,321	502,675	119,962	171,466	(6,823)	(3,870)

From contract owner transactions:
Variable annuity deposits	124,950	53,007	4,456	5,886	17,613	1,018
Contract owner maintenance charges	(21,340)	(21,925)	(6,475)	(6,240)	(652)	(538)
Terminations and withdrawals	(160,364)	(122,600)	(143,631)	(64,867)	(6,037)	(1,653)
Transfers between subaccounts, net	(121,292)	361,338	265,913	8,838	(30,206)	141,467
Net increase (decrease) in net assets from contract owner transactions	(178,046)	269,820	120,263	(56,383)	(19,282)	140,294
Net increase (decrease) in net assets	72,275	772,495	240,225	115,083	(26,105)	136,424
Net assets at beginning of year	3,343,177	2,570,682	1,018,710	903,627	196,602	60,178
Net assets at end of year	$3,415,452	$3,343,177	$1,258,935	$1,018,710	$170,497	$196,602

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Neuberger Berman AMT Socially Responsive		Oppenheimer Core Bond Fund/VA		Oppenheimer Global Fund/VA (a)
	2014	2013	2014	2013	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(4,768)	$(3,205)	$12,568	$12,103	$(5)
Capital gains distributions	-	-	-	-	-
Realized capital gain (loss) on sales of fund shares	52,397	139,557	(1,876)	(2,035)	-
Change in unrealized appreciation/depreciation on investments during the year	26,269	124,756	4,290	(13,978)	(13)
Net increase (decrease) in net assets from operations	73,898	261,108	14,982	(3,910)	(18)

From contract owner transactions:
Variable annuity deposits	329,198	6,911	28,801	13,839	7,734
Contract owner maintenance charges	(7,143)	(6,626)	(949)	(1,348)	(2)
Terminations and withdrawals	(149,424)	(43,258)	(10,350)	(54,662)	-
Transfers between subaccounts, net	(72,749)	(612,815)	57,903	(270,285)	(14)
Net increase (decrease) in net assets from contract owner transactions	99,882	(655,788)	75,405	(312,456)	7,718
Net increase (decrease) in net assets	173,780	(394,680)	90,387	(316,366)	7,700
Net assets at beginning of year	632,232	1,026,912	193,087	509,453	-
Net assets at end of year	$806,012	$632,232	$283,474	$193,087	$7,700

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Oppenheimer Main Street Small Cap Fund/VA		PIMCO VIT All Asset		PIMCO VIT CommodityRealReturn Strategy
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(2)	$(1,016)	$9,322	$12,178	$(1,106)	$1,255
Capital gains distributions	107,318	4,874	-	-	-	-
Realized capital gain (loss) on sales of fund shares	65,976	37,693	148	9,421	(25,357)	(22,911)
Change in unrealized appreciation/depreciation on investments during the year	(128,091)	106,760	(12,106)	(24,643)	(44,141)	(5,510)
Net increase (decrease) in net assets from operations	45,201	148,311	(2,636)	(3,044)	(70,604)	(27,166)

From contract owner transactions:
Variable annuity deposits	3,518	15,710	2,615	3,572	20,315	7,168
Contract owner maintenance charges	(13,015)	(4,087)	(1,096)	(3,598)	(1,641)	(1,392)
Terminations and withdrawals	(458,385)	(56,315)	(16,856)	(51,453)	(58,641)	(9,994)
Transfers between subaccounts, net	(517,782)	692,312	70,076	(389,979)	89,234	114,591
Net increase (decrease) in net assets from contract owner transactions	(985,664)	647,620	54,739	(441,458)	49,267	110,373
Net increase (decrease) in net assets	(940,463)	795,931	52,103	(444,502)	(21,337)	83,207
Net assets at beginning of year	1,162,579	366,648	159,812	604,314	248,224	165,017
Net assets at end of year	$222,116	$1,162,579	$211,915	$159,812	$226,887	$248,224

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	PIMCO VIT Emerging Markets Bond		PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)		PIMCO VIT Low Duration
	2014	2013	2014	2013	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$3,223	$7,309	$13,484	$15,997	$3,698	$7,219
Capital gains distributions	219	1,484	8,598	73,078	-	-
Realized capital gain (loss) on sales of fund shares	(1,847)	5,479	9,282	16,012	14,031	7,132
Change in unrealized appreciation/depreciation on investments during the year	6,245	(28,219)	93,995	(111,807)	(13,920)	(22,548)
Net increase (decrease) in net assets from operations	7,840	(13,947)	125,359	(6,720)	3,809	(8,197)

From contract owner transactions:
Variable annuity deposits	366	-	25,963	32,272	37,444	61,912
Contract owner maintenance charges	(706)	(1,921)	(9,574)	(11,464)	(10,589)	(8,725)
Terminations and withdrawals	(19,507)	(24,629)	(154,946)	(95,244)	(301,165)	(88,015)
Transfers between subaccounts, net	(148,757)	(38,404)	235,531	(380,395)	(151,673)	312,259
Net increase (decrease) in net assets from contract owner transactions	(168,604)	(64,954)	96,974	(454,831)	(425,983)	277,431
Net increase (decrease) in net assets	(160,764)	(78,901)	222,333	(461,551)	(422,174)	269,234
Net assets at beginning of year	171,303	250,204	1,118,055	1,579,606	1,261,563	992,329
Net assets at end of year	$10,539	$171,303	$1,340,388	$1,118,055	$839,389	$1,261,563

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	PIMCO VIT Real Return		PIMCO VIT Total Return (a)	Royce Micro-Cap		T. Rowe Price Health Sciences (a)
	2014	2013	2014	2014	2013	2014
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$14,105	$19,863	$1,027	$(4,486)	$(1,586)	$(11)
Capital gains distributions	-	15,610	-	45,427	16,386	695
Realized capital gain (loss) on sales of fund shares	(4,794)	6,186	131	9,178	17,249	(21)
Change in unrealized appreciation/depreciation on investments during the year	20,255	(295,623)	(338)	(79,049)	84,168	(423)
Net increase (decrease) in net assets from operations	29,566	(253,964)	820	(28,930)	116,217	240

From contract owner transactions:
Variable annuity deposits	595,554	219,234	79,703	31,601	12,039	3,011
Contract owner maintenance charges	(12,216)	(19,189)	(161)	(3,310)	(4,170)	(12)
Terminations and withdrawals	(178,735)	(176,890)	(7,728)	(69,864)	(44,311)	(402)
Transfers between subaccounts, net	154,729	(557,009)	44,713	8,112	(111,907)	6,351
Net increase (decrease) in net assets from contract owner transactions	559,332	(533,854)	116,527	(33,461)	(148,349)	8,948
Net increase (decrease) in net assets	588,898	(787,818)	117,347	(62,391)	(32,132)	9,188
Net assets at beginning of year	1,911,495	2,699,313	-	636,956	669,088	-
Net assets at end of year	$2,500,393	$1,911,495	$117,347	$574,565	$636,956	$9,188

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Statements of Changes in Net Assets (continued)

Years Ended December 31, 2014 and 2013

	Templeton Developing Markets VIP Fund (a)	Templeton Global Bond VIP Fund (a)	Western Asset Variable Global High Yield Bond
	2014	2014	2014	2013
Increase (decrease) in net assets:
From operations:
Net investment income (loss)	$(7)	$(31)	$25,352	$31,892
Capital gains distributions	-	-	-	-
Realized capital gain (loss) on sales of fund shares	(37)	(1)	3,318	3,924
Change in unrealized appreciation/depreciation on investments during the year	(329)	(461)	(26,881)	(16,956)
Net increase (decrease) in net assets from operations	(373)	(493)	1,789	18,860

From contract owner transactions:
Variable annuity deposits	3,011	27,300	7,708	710
Contract owner maintenance charges	(10)	(15)	(5,305)	(5,501)
Terminations and withdrawals	(247)	-	(67,164)	(29,805)
Transfers between subaccounts, net	-	-	(159,206)	273,501
Net increase (decrease) in net assets from contract owner transactions	2,754	27,285	(223,967)	238,905
Net increase (decrease) in net assets	2,381	26,792	(222,178)	257,765
Net assets at beginning of year	-	-	638,378	380,613
Net assets at end of year	$2,381	$26,792	$416,200	$638,378

(a) New subaccount. See Note 1.

The accompanying notes are an integral part of these financial statements.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements

December 31, 2014

1. Organization and Significant Accounting Policies

Variable Annuity Account B - SecureDesigns Variable Annuity (the Account) is a deferred variable annuity contract offered by First Security Benefit Life Insurance and Annuity Company of New York (FSBL).  Purchase payments for SecureDesigns are allocated to one or more of the subaccounts that comprise the Account.  The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  As directed by the owners, amounts may be invested in a designated mutual fund as follows:

Mutual Fund	Class	Investment Adviser	Sub-Adviser

AllianceBernstein VPS Dynamic Asset Allocation	B	AllianceBernstein LP	-
AllianceBernstein VPS Small/Mid Cap Value	B	AllianceBernstein LP	-
American Century VP Mid Cap Value	II	American Century Investment Management, Inc.	-
American Century VP Ultra	II	American Century Investment Management, Inc.	-
American Century VP Value	II	American Century Investment Management, Inc.	-
American Funds IS Asset Allocation	Class 4	Capital Research and Management Company	-
American Funds IS Global Bond	Class 4	Capital Research and Management Company	-
American Funds IS Global Growth	Class 4	Capital Research and Management Company	-
American Funds IS Growth-Income	Class 4	Capital Research and Management Company	-
American Funds IS International	Class 4	Capital Research and Management Company	-
American Funds IS New World	Class 4	Capital Research and Management Company	-
BlackRock Equity Dividend V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock Global Allocation V.I.	Class 3	BlackRock Advisors LLC	-
BlackRock High Yield V.I.	Class 3	BlackRock Advisors LLC	-
ClearBridge Variable Aggressive Growth	Class II	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
ClearBridge Variable Small Cap Growth	Class I	Legg Mason Partners Fund Advisor, LLC	ClearBridge Investments, LLC
Dreyfus IP MidCap Stock	Service	The Dreyfus Corporation	Mellon Capital Management Corporation
Dreyfus IP Small Cap Stock Index	Service	The Dreyfus Corporation	-
Dreyfus IP Technology Growth	Service	The Dreyfus Corporation	-
Dreyfus VIF Appreciation	Service	The Dreyfus Corporation	Fayez Sarofim & Company
Dreyfus VIF International Value	Service	The Dreyfus Corporation	Boston Company Asset Mgmt LLC
Fidelity VIP Equity-Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Fidelity VIP Growth & Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Growth Opportunities	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP High Income	Service Class 2	Fidelity Management & Research Co.	Fidelity Management & Research (UK) Inc. Fidelity Management & Research (HK) Ltd Fidelity Management & Research (Japan) Inc. FMR Co., Inc. (FMRC)
Fidelity VIP Overseas	Service Class 2	Fidelity Management & Research Co.
Fidelity Management & Research (UK) Inc.
FIL Investments (Japan) Ltd
FIL Investment Advisors (FIA)
FIL Investment Advisors (U.K.) Ltd
Fidelity Management & Research (HK) Ltd
Fidelity Management & Research (Japan) Inc.
FMR Co., Inc. (FMRC)

Franklin Founding Funds Allocation VIP Fund	Class 4	Franklin Templeton Services, LLC	-
Franklin Income VIP Fund	Class 2	Franklin Advisers, Inc.	Templeton Investment Counsel LLC
Franklin Mutual Global Discovery VIP Fund	Class 2	Franklin Mutual Advisers, LLC	Franklin Templeton Investment Management Ltd
Franklin Small Cap Value VIP Fund	Class 2	Franklin Advisory Services, LLC	-
Franklin Strategic Income VIP Fund	Class 2	Franklin Advisers, Inc.	-
Guggenheim VIF All Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Alpha Opportunity	-	Guggenheim Investments	-
Guggenheim VIF CLS AdvisorOne Amerigo	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF CLS AdvisorOne Clermont	-	Guggenheim Investments	CLS Investments, LLC
Guggenheim VIF Floating Rate Strategies	-	Guggenheim Investments	-
Guggenheim VIF Global Managed Futures Strategy	-	Guggenheim Investments	-
Guggenheim VIF High Yield	-	Guggenheim Investments	-
Guggenheim VIF Large Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Long Short Equity	-	Guggenheim Investments	-

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

Guggenheim VIF Macro Opportunities	-	Guggenheim Investments	-
Guggenheim VIF Managed Asset Allocation	-	Guggenheim Investments	-
Guggenheim VIF Mid Cap Value	-	Guggenheim Investments	-
Guggenheim VIF Money Market	-	Guggenheim Investments	-
Guggenheim VIF Multi-Hedge Strategies	-	Guggenheim Investments	-
Guggenheim VIF Small Cap Value	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Core	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Large Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Mid Growth	-	Guggenheim Investments	-
Guggenheim VIF StylePlus Small Growth	-	Guggenheim Investments	-
Guggenheim VIF Total Return Bond	-	Guggenheim Investments	-
Guggenheim VIF World Equity Income	-	Guggenheim Investments	-
Ibbotson Aggressive Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation	Class II	ALPS Advisors, Inc.	Ibbotson Associates, Inc.
Invesco V.I. Comstock	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Equity and Income	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Global Health Care	Series I	Invesco Advisers, Inc.	-
Invesco V.I. Global Real Estate	Series I	Invesco Advisers, Inc.	Invesco Asset Management Ltd.
Invesco V.I. Government Securities	Series II	Invesco Advisers, Inc.	-
Invesco V.I. International Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Core Equity	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Mid Cap Growth	Series II	Invesco Advisers, Inc.	-
Invesco V.I. Value Opportunities	Series II	Invesco Advisers, Inc.	-
Ivy Funds VIP Asset Strategy	-	Waddell & Reed Investment Management Co.	-
Janus Aspen Enterprise	Service	Janus Capital Management LLC	-
Janus Aspen Janus Portfolio	Service	Janus Capital Management LLC	-
JPMorgan Insurance Trust Core Bond Portfolio	Class 2	J.P. Morgan Investment Management Inc.	-
Lord Abbett Series Bond-Debenture VC	VC	Lord, Abbett & Co. LLC	-
Lord Abbett Series Developing Growth VC	VC	Lord, Abbett & Co. LLC	-
MFS VIT Research International	Service	Massachusetts Financial Services Company	-
MFS VIT Total Return	Service	Massachusetts Financial Services Company	-

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Mutual Fund	Class	Investment Adviser	Sub-Adviser

MFS VIT Utilities	Service	Massachusetts Financial Services Company	-
Morgan Stanley UIF Emerging Markets Equity	II	Morgan Stanley Investment Management Inc	Morgan Stanley Investment Management Ltd.
Neuberger Berman AMT Socially Responsive	S	Neuberger Berman Management LLC	Neuberger Berman LLC
Oppenheimer Core Bond Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Global Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
Oppenheimer Main Street Small Cap Fund/VA	Service	OFI Global Asset Management	OppenheimerFunds Inc
PIMCO VIT All Asset	Administrative	Pacific Investment Management Company LLC	Research Affiliates, LLC
PIMCO VIT CommodityRealReturn Strategy	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Emerging Markets Bond	Advisor	Pacific Investment Management Company LLC	-
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Low Duration	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Real Return	Administrative	Pacific Investment Management Company LLC	-
PIMCO VIT Total Return	Advisor	Pacific Investment Management Company LLC	-
Putnam VT Small Cap Value	IB	Putnam Investment Management, LLC	Putnam Investments Limited
Royce Micro-Cap	Investment	Royce & Associates, LLC	-
T. Rowe Price Health Sciences	II	T. Rowe Price Associates, Inc.	-
Templeton Developing Markets VIP Fund	Class 2	Templeton Asset Management Ltd. (SG)	-
Templeton Global Bond VIP Fund	Class 2	Franklin Advisers, Inc.	-
Transparent Value Directional Allocation VI	Class II	Guggenheim Partners Investment Mgmt LLC	Transparent Value Advisors, LLC
Western Asset Variable Global High Yield Bond	II	Legg Mason Partners Fund Advisor, LLC	Western Asset Management Company Pte Ltd; Western Asset Management Company; Western Asset Management Company Limited

Under the terms of the investment advisory contracts, investment portfolios of certain underlying mutual funds are managed by Security Investors, LLC doing business as Guggenheim Investments, a limited liability company controlled by its member and affiliated with Security Benefit Corporation.  As disclosed in the above table, Guggenheim Investments serves as investment adviser for certain mutual funds.  The advisory agreement provides for a fee at annual rates up to 0.60% of the average net assets of each respective fund.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from FSBL’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business FSBL may conduct.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Ninety-four subaccounts are currently offered by the Separate Account, the following had no activity as indicated:
Subaccounts with No Activity	2014	2013

BlackRock Equity Dividend V.I.	X
BlackRock Global Allocation V.I.	X
Fidelity VIP High Income	X
Fidelity VIP Overseas	X
Guggenheim VIF Floating Rate Strategies	X
Ibbotson Aggressive Growth ETF Asset Allocation	X
Ibbotson Conservative ETF Asset Allocation	X
Ibbotson Income and Growth ETF Asset Allocation	X
Ivy Funds VIP Asset Strategy	X
Lord Abbett Series Bond-Debenture VC	X
Lord Abbett Series Developing Growth VC	X
Putnam VT Small Cap Value	X
Transparent Value Directional Allocation VI	X

All subaccounts reported a full twelve month period except for the following as indicated:
Inception Date	Subaccount

July 1, 2014	Transparent Value Directional Allocation VI
May 1, 2014	AllianceBernstein VPS Dynamic Asset Allocation
May 1, 2014	AllianceBernstein VPS Small/Mid Cap Value
May 1, 2014	American Funds IS Asset Allocation
May 1, 2014	American Funds IS Global Bond
May 1, 2014	American Funds IS Global Growth
May 1, 2014	American Funds IS Growth-Income
May 1, 2014	American Funds IS International
May 1, 2014	American Funds IS New World
May 1, 2014	BlackRock Equity Dividend V.I.
May 1, 2014	BlackRock Global Allocation V.I.
May 1, 2014	BlackRock High Yield V.I.
May 1, 2014	Dreyfus IP MidCap Stock
May 1, 2014	Dreyfus IP Small Cap Stock Index
May 1, 2014	Dreyfus VIF Appreciation
May 1, 2014	Fidelity VIP Equity-Income
May 1, 2014	Fidelity VIP Growth & Income
May 1, 2014	Fidelity VIP Growth Opportunities
May 1, 2014	Fidelity VIP High Income
May 1, 2014	Fidelity VIP Overseas
May 1, 2014	Franklin Strategic Income VIP Fund
May 1, 2014	Guggenheim VIF Floating Rate Strategies
May 1, 2014	Guggenheim VIF Macro Opportunities
May 1, 2014	Ibbotson Aggressive Growth ETF Asset Allocation
May 1, 2014	Ibbotson Balanced ETF Asset Allocation
May 1, 2014	Ibbotson Conservative ETF Asset Allocation
May 1, 2014	Ibbotson Growth ETF Asset Allocation
May 1, 2014	Ibbotson Income and Growth ETF Asset Allocation
May 1, 2014	Ivy Funds VIP Asset Strategy

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Inception Date	Subaccount

May 1, 2014	JPMorgan Insurance Trust Core Bond Portfolio
May 1, 2014	Lord Abbett Series Bond-Debenture VC
May 1, 2014	Lord Abbett Series Developing Growth VC
May 1, 2014	Oppenheimer Global Fund/VA
May 1, 2014	PIMCO VIT Total Return
May 1, 2014	Putnam VT Small Cap Value
May 1, 2014	T. Rowe Price Health Sciences
May 1, 2014	Templeton Developing Markets VIP Fund
May 1, 2014	Templeton Global Bond VIP Fund

During the current year the following subaccount name changes were made effective:
Date	New Name	Old Name

May 1, 2014	Franklin Founding Funds Allocation VIP Fund	Franklin Templeton VIP Founding Funds Allocation
May 1, 2014	Franklin Income VIP Fund	Franklin Income Securities
May 1, 2014	Franklin Mutual Global Discovery VIP Fund	Franklin Mutual Global Discovery Securities
May 1, 2014	Franklin Small Cap Value VIP Fund	Franklin Small Cap Value Securities
June 6, 2014	Guggenheim VIF All Cap Value	Guggenheim VT All Cap Value
June 6, 2014	Guggenheim VIF Alpha Opportunity	Guggenheim VT Alpha Opportunity
June 6, 2014	Guggenheim VIF CLS AdvisorOne Amerigo	Guggenheim VT CLS AdvisorOne Amerigo
June 6, 2014	Guggenheim VIF CLS AdvisorOne Clermont	Guggenheim VT CLS AdvisorOne Clermont
June 6, 2014	Guggenheim VIF Floating Rate Strategies	Guggenheim VT Floating Rate Strategies
June 6, 2014	Guggenheim VIF Global Managed Futures Strategy	Guggenheim VT Global Managed Futures Strategy
June 6, 2014	Guggenheim VIF High Yield	Guggenheim VT High Yield
June 6, 2014	Guggenheim VIF Large Cap Value	Guggenheim VT Large Cap Value
June 6, 2014	Guggenheim VIF Long Short Equity	Guggenheim VT Long Short Equity
June 6, 2014	Guggenheim VIF Macro Opportunities	Guggenheim VT Macro Opportunities
June 6, 2014	Guggenheim VIF Managed Asset Allocation	Guggenheim VT Managed Asset Allocation
June 6, 2014	Guggenheim VIF Mid Cap Value	Guggenheim VT Mid Cap Value
June 6, 2014	Guggenheim VIF Money Market	Guggenheim VT Money Market
June 6, 2014	Guggenheim VIF Multi-Hedge Strategies	Guggenheim VT Multi-Hedge Strategies
June 6, 2014	Guggenheim VIF Small Cap Value	Guggenheim VT Small Cap Value
June 6, 2014	Guggenheim VIF StylePlus Large Core	Guggenheim VT StylePlus Large Core
June 6, 2014	Guggenheim VIF StylePlus Large Growth	Guggenheim VT StylePlus Large Growth
June 6, 2014	Guggenheim VIF StylePlus Mid Growth	Guggenheim VT StylePlus Mid Growth
June 6, 2014	Guggenheim VIF StylePlus Small Growth	Guggenheim VT StylePlus Small Growth
June 6, 2014	Guggenheim VIF Total Return Bond	Guggenheim VT Total Return Bond
June 6, 2014	Guggenheim VIF World Equity Income	Guggenheim VT World Equity Income

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

The following subaccount is no longer available for new investment:
Subaccount Closed to New Investments

Guggenheim VIF Alpha Opportunity

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund).  Investment transactions are accounted for on the trade date.  Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold.  The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

The cost of investment purchases and proceeds from investments sold for the year ended December 31, 2014, were as follows:

Subaccount	Cost of Purchases	Proceeds from Sales

AllianceBernstein VPS Dynamic Asset Allocation (a)	$ 12,717	$ 20
AllianceBernstein VPS Small/Mid Cap Value (a)	7,952	128
American Century VP Mid Cap Value	651,591	616,749
American Century VP Ultra	177,270	120,948
American Century VP Value	320,837	245,076
American Funds IS Asset Allocation (a)	6,059	3
American Funds IS Global Bond (a)	33,545	372
American Funds IS Global Growth (a)	21,121	161
American Funds IS Growth-Income (a)	241,328	68,327
American Funds IS International (a)	27,039	132
American Funds IS New World (a)	3,599	2
BlackRock High Yield V.I. (a)	7,007	2
ClearBridge Variable Aggressive Growth	630,771	419,502
ClearBridge Variable Small Cap Growth	139,469	175,027
Dreyfus IP MidCap Stock (a)	56,357	116
Dreyfus IP Small Cap Stock Index (a)	107,177	25,343
Dreyfus IP Technology Growth	47,586	20,362
Dreyfus VIF Appreciation (a)	27,222	66
Dreyfus VIF International Value	213,156	113,490
Fidelity VIP Equity-Income (a)	20,314	18,086
Fidelity VIP Growth & Income (a)	42,397	844
Fidelity VIP Growth Opportunities (a)	33,848	36,657
Franklin Founding Funds Allocation VIP Fund (b)	9,843	25,767
Franklin Income VIP Fund (b)	355,026	263,179
Franklin Mutual Global Discovery VIP Fund (b)	279,412	186,399
Franklin Small Cap Value VIP Fund (b)	246,731	136,595

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

Franklin Strategic Income VIP Fund (a)	$ 6,022	$ 588
Guggenheim VIF All Cap Value (b)	32,377	111,268
Guggenheim VIF Alpha Opportunity (b)(c)	-	69,815
Guggenheim VIF CLS AdvisorOne Amerigo (b)	199,034	1,402,611
Guggenheim VIF CLS AdvisorOne Clermont (b)	80,248	567,539
Guggenheim VIF Global Managed Futures Strategy (b)	3,004	6,121
Guggenheim VIF High Yield (b)	632,741	710,167
Guggenheim VIF Large Cap Value (b)	450,564	350,621
Guggenheim VIF Long Short Equity (b)	4,748	43,567
Guggenheim VIF Macro Opportunities (a)(b)	215,223	1,136
Guggenheim VIF Managed Asset Allocation (b)	96,520	209,866
Guggenheim VIF Mid Cap Value (b)	394,372	1,071,263
Guggenheim VIF Money Market (b)	1,082,094	1,542,478
Guggenheim VIF Multi-Hedge Strategies (b)	1,942	30,793
Guggenheim VIF Small Cap Value (b)	132,094	521,259
Guggenheim VIF StylePlus Large Core (b)	47,139	193,572
Guggenheim VIF StylePlus Large Growth (b)	84	576,539
Guggenheim VIF StylePlus Mid Growth (b)	122,653	463,729
Guggenheim VIF StylePlus Small Growth (b)	37,666	76,247
Guggenheim VIF Total Return Bond (b)	1,046,691	1,065,060
Guggenheim VIF World Equity Income (b)	368,317	480,980
Ibbotson Balanced ETF Asset Allocation (a)	6,137	3
Ibbotson Growth ETF Asset Allocation (a)	6,053	3
Invesco V.I. Comstock	340,310	252,209
Invesco V.I. Equity and Income	604,338	566,019
Invesco V.I. Global Health Care	123,901	332,547
Invesco V.I. Global Real Estate	345,821	245,330
Invesco V.I. Government Securities	1,682,394	757,873
Invesco V.I. International Growth	560,717	261,656
Invesco V.I. Mid Cap Core Equity	302,435	556,476
Invesco V.I. Mid Cap Growth	248,745	352,547
Invesco V.I. Value Opportunities	5,451	94,364
Janus Aspen Enterprise	416,345	932,520
Janus Aspen Janus Portfolio	36,570	31,928
JPMorgan Insurance Trust Core Bond Portfolio (a)	345,490	104,261
MFS VIT Research International	40,856	218,573
MFS VIT Total Return	641,210	704,623
MFS VIT Utilities	353,304	167,378
Morgan Stanley UIF Emerging Markets Equity	201,964	221,975
Neuberger Berman AMT Socially Responsive	321,247	226,133
Oppenheimer Core Bond Fund/VA	201,963	113,990
Oppenheimer Global Fund/VA (a)	7,733	20
Oppenheimer Main Street Small Cap Fund/VA	115,826	994,174

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Subaccount	Cost of Purchases	Proceeds from Sales

PIMCO VIT All Asset	$ 123,917	$ 59,856
PIMCO VIT CommodityRealReturn Strategy	216,681	168,520
PIMCO VIT Emerging Markets Bond	4,355	169,517
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	435,378	316,322
PIMCO VIT Low Duration	348,727	771,012
PIMCO VIT Real Return	1,028,950	455,513
PIMCO VIT Total Return (a)	135,723	18,169
Royce Micro-Cap	103,307	95,827
T. Rowe Price Health Sciences (a)	10,058	426
Templeton Developing Markets VIP Fund (a)	3,011	264
Templeton Global Bond VIP Fund (a)	27,300	46
Western Asset Variable Global High Yield Bond	227,645	426,260

(a) New subaccount. See Note 1.

Annuity Reserves

As of December 31, 2014, annuity reserves have not been established, as there are no contracts that have matured and are in the payout stage. Such reserves would be computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, FSBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to FSBL and not to the Account.

Reinvestment of Dividends

Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of FSBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, FSBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. FSBL will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Recently Issued Accounting Standards

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2013-08, Financial Services - Investment Companies Measurement, and Disclosure Requirements, which provides comprehensive guidance for assessing whether an entity is an investment company and requires an investment company to measure noncontrolling ownership interests in other investment companies at fair value.  ASU 2013-08 also requires an entity to disclose that it is an investment company and any changes to that status, as well as information about financial support provided or required to be provided to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore will continue to apply the accounting requirements of ASC 946.  The adoption of ASU 2013-08 had no impact on the Account’s financial statements.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels:
• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.
• Level 2 – Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
• Level 3 – Unobservable inputs for the asset or liability reflecting internal assumptions.

The Account invests in shares of open-end mutual funds, which process contract owner-directed purchases, sales and transfers on a daily basis at the fund’s computed net asset values (NAV).  The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments.  The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund.  That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.  As a result, management considers, the quoted NAV of the mutual fund to be quoted prices in active markets.

The Account’s financial assets are recorded at fair value on the statements of net assets and are categorized as Level 1 as of December 31, 2014, based on the priority of the inputs to the valuation technique above.  There were no transfers between levels during the year ended December 31, 2014.  The Account had no financial liabilities as of December 31, 2014.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

2. Variable Annuity Contract Charges

Mortality and Expense Risk Charge: Mortality and expense risks assumed by FSBL are compensated for by a fee equivalent to a minimum annual rate of 0.60% of the average daily net asset. The mortality and expense risk charge is based on the daily value of the individual contract.

Administrative Charge: FSBL deducts a daily administrative charge equivalent to an annual rate of 0.15% of the average daily net asset value.

Premium Tax Charge: When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from the purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

Contract owner maintenance charges on the statements of changes in net assets may include the following charges:

·
Mortality and Expense Risk Charge:  If the net asset value of an individual contract is less than $100,000, FSBL deducts an additional mortality and expense risk charge of 0.25% on contracts with a net asset value less than $25,000 and 0.10% on contracts with a net asset value of at least $25,000 but less than $100,000, as a contract level deduction.

·
Account Administrative Charge: FSBL deducts an account administration charge of $30 annually, except for certain contracts based on a minimum account value and the period of time the contract has been in force.

·
Contingent Deferred Sales Charge (CDSC): FSBL deducts a CDSC (also referred to as a “withdrawal charge”) of up to 7% of any portion of a withdrawal, consisting of purchase payments, that exceed the free withdrawal amount for units withdrawn in the first seven years of the contract.

·	Rider Charge: FSBL deducts a monthly amount for each rider, equal to a percentage of contract value, not to exceed a total charge of 1.70% of the contract value.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2014 and 2013, were as follows:

		2014			2013
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

AllianceBernstein VPS Dynamic Asset Allocation (a)	1,298	(1)	1,297	-	-	-
AllianceBernstein VPS Small/Mid Cap Value (a)	738	(11)	727	-	-	-
American Century VP Mid Cap Value	50,202	(49,609)	593	85,936	(34,754)	51,182
American Century VP Ultra	14,691	(10,149)	4,542	13,342	(26,117)	(12,775)
American Century VP Value	19,538	(13,992)	5,546	20,832	(11,240)	9,592
American Funds IS Asset Allocation (a)	588	-	588	-	-	-
American Funds IS Global Bond (a)	3,861	(456)	3,405	-	-	-
American Funds IS Global Growth (a)	2,159	(110)	2,049	-	-	-
American Funds IS Growth-Income (a)	23,006	(6,803)	16,203	-	-	-
American Funds IS International (a)	2,748	(18)	2,730	-	-	-
American Funds IS New World (a)	379	-	379	-	-	-
BlackRock High Yield V.I. (a)	903	(184)	719	-	-	-
ClearBridge Variable Aggressive Growth	37,203	(28,405)	8,798	318,623	(443,770)	(125,147)
ClearBridge Variable Small Cap Growth	9,331	(12,644)	(3,313)	14,691	(400)	14,291
Dreyfus IP MidCap Stock (a)	5,432	(3)	5,429	-	-	-
Dreyfus IP Small Cap Stock Index (a)	10,986	(2,991)	7,995	-	-	-
Dreyfus IP Technology Growth	3,116	(1,443)	1,673	3,616	(3,912)	(296)
Dreyfus VIF Appreciation (a)	2,696	(2)	2,694	-	-	-
Dreyfus VIF International Value	20,597	(11,136)	9,461	4,392	(5,437)	(1,045)
Fidelity VIP Equity-Income (a)	1,995	(1,796)	199	-	-	-
Fidelity VIP Growth & Income (a)	4,660	(643)	4,017	-	-	-
Fidelity VIP Growth Opportunities (a)	3,276	(3,276)	-	-	-	-
Franklin Founding Funds Allocation VIP Fund (b)	967	(2,174)	(1,207)	13,560	(5,475)	8,085

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2014			2013
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Franklin Income VIP Fund (b)	31,285	(24,989)	6,296	57,247	(53,929)	3,318
Franklin Mutual Global Discovery VIP Fund (b)	27,109	(23,931)	3,178	42,104	(26,770)	15,334
Franklin Small Cap Value VIP Fund (b)	20,911	(11,623)	9,288	1,637	(5,899)	(4,262)
Franklin Strategic Income VIP Fund (a)	1,202	(657)	545	-	-	-
Guggenheim VIF All Cap Value (b)	3,554	(6,793)	(3,239)	15,245	(54,311)	(39,066)
Guggenheim VIF Alpha Opportunity (b)(c)	830	(3,373)	(2,543)	858	(1,808)	(950)
Guggenheim VIF CLS AdvisorOne Amerigo (b)	16,143	(129,919)	(113,776)	9,679	(24,028)	(14,349)
Guggenheim VIF CLS AdvisorOne Clermont (b)	9,698	(59,900)	(50,202)	3,280	(6,708)	(3,428)
Guggenheim VIF Global Managed Futures Strategy (b)	1,060	(1,496)	(436)	91	(885)	(794)
Guggenheim VIF High Yield (b)	25,062	(24,413)	649	18,343	(25,566)	(7,223)
Guggenheim VIF Large Cap Value (b)	39,949	(27,949)	12,000	51,781	(38,524)	13,257
Guggenheim VIF Long Short Equity (b)	1,082	(3,427)	(2,345)	1,530	(5,600)	(4,070)
Guggenheim VIF Macro Opportunities (a)(b)	21,576	(105)	21,471	-	-	-
Guggenheim VIF Managed Asset Allocation (b)	9,842	(17,769)	(7,927)	5,988	(10,503)	(4,515)
Guggenheim VIF Mid Cap Value (b)	16,473	(35,168)	(18,695)	22,852	(28,332)	(5,480)
Guggenheim VIF Money Market (b)	168,978	(223,652)	(54,674)	265,595	(307,146)	(41,551)
Guggenheim VIF Multi-Hedge Strategies (b)	680	(4,455)	(3,775)	2,878	(14,011)	(11,133)
Guggenheim VIF Small Cap Value (b)	4,687	(15,753)	(11,066)	10,297	(2,582)	7,715
Guggenheim VIF StylePlus Large Core (b)	7,802	(27,065)	(19,263)	19,113	(35,924)	(16,811)
Guggenheim VIF StylePlus Large Growth (b)	1,678	(81,186)	(79,508)	8,085	(15,177)	(7,092)
Guggenheim VIF StylePlus Mid Growth (b)	12,910	(43,955)	(31,045)	5,385	(15,719)	(10,334)
Guggenheim VIF StylePlus Small Growth (b)	5,278	(9,311)	(4,033)	1,848	(5,101)	(3,253)
Guggenheim VIF Total Return Bond (b)	102,541	(99,390)	3,151	511,972	(513,490)	(1,518)
Guggenheim VIF World Equity Income (b)	46,361	(50,276)	(3,915)	50,296	(59,639)	(9,343)
Ibbotson Balanced ETF Asset Allocation (a)	599	-	599	-	-	-

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2014			2013
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Ibbotson Growth ETF Asset Allocation (a)	596	-	596	-	-	-
Invesco V.I. Comstock	28,132	(21,116)	7,016	51,510	(51,670)	(160)
Invesco V.I. Equity and Income	46,137	(44,790)	1,347	57,071	(19,768)	37,303
Invesco V.I. Global Health Care	6,339	(17,240)	(10,901)	18,228	(3,633)	14,595
Invesco V.I. Global Real Estate	19,693	(14,300)	5,393	13,414	(10,732)	2,682
Invesco V.I. Government Securities	184,930	(86,052)	98,878	137,815	(155,616)	(17,801)
Invesco V.I. International Growth	40,145	(20,433)	19,712	31,482	(37,144)	(5,662)
Invesco V.I. Mid Cap Core Equity	15,687	(31,490)	(15,803)	11,699	(136,950)	(125,251)
Invesco V.I. Mid Cap Growth	22,860	(31,415)	(8,555)	5,947	(4,240)	1,707
Invesco V.I. Value Opportunities	937	(6,720)	(5,783)	1,976	(4,676)	(2,700)
Janus Aspen Enterprise	29,730	(68,582)	(38,852)	67,542	(12,630)	54,912
Janus Aspen Janus Portfolio	3,286	(3,448)	(162)	16,338	(10,388)	5,950
JPMorgan Insurance Trust Core Bond Portfolio (a)	35,691	(11,162)	24,529	-	-	-
MFS VIT Research International	5,677	(22,499)	(16,822)	32,797	(37,005)	(4,208)
MFS VIT Total Return	58,729	(64,597)	(5,868)	116,795	(81,438)	35,357
MFS VIT Utilities	17,888	(9,167)	8,721	7,197	(8,873)	(1,676)
Morgan Stanley UIF Emerging Markets Equity	24,419	(25,709)	(1,290)	29,834	(13,623)	16,211
Neuberger Berman AMT Socially Responsive	19,350	(12,750)	6,600	9,828	(47,405)	(37,577)
Oppenheimer Core Bond Fund/VA	27,489	(15,702)	11,787	4,538	(46,911)	(42,373)
Oppenheimer Global Fund/VA (a)	801	(24)	777	-	-	-
Oppenheimer Main Street Small Cap Fund/VA	1,075	(42,138)	(41,063)	40,207	(11,606)	28,601
PIMCO VIT All Asset	8,855	(4,488)	4,367	9,549	(40,816)	(31,267)
PIMCO VIT CommodityRealReturn Strategy	28,142	(23,043)	5,099	28,912	(14,741)	14,171
PIMCO VIT Emerging Markets Bond	208	(14,078)	(13,870)	1,847	(6,408)	(4,561)
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)	43,644	(32,065)	11,579	20,865	(56,420)	(35,555)
PIMCO VIT Low Duration	38,322	(78,675)	(40,353)	66,096	(34,906)	31,190
PIMCO VIT Real Return	97,091	(44,799)	52,292	76,464	(115,103)	(38,639)

(a) New subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

3. Summary of Unit Transactions (continued)

		2014			2013
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

PIMCO VIT Total Return (a)	13,846	(2,081)	11,765	-	-	-
Royce Micro-Cap	7,762	(9,356)	(1,594)	6,808	(19,269)	(12,461)
T. Rowe Price Health Sciences (a)	1,040	(298)	742	-	-	-
Templeton Developing Markets VIP Fund (a)	571	(312)	259	-	-	-
Templeton Global Bond VIP Fund (a)	2,725	(2)	2,723	-	-	-
Western Asset Variable Global High Yield Bond	19,161	(36,286)	(17,125)	50,911	(29,491)	21,420

(a) New subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the five years in the period ended December 31, 2014, were as follows:

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

AllianceBernstein VPS Dynamic Asset Allocation (a)
2014	1,297	10.01	12,977	-	0.75	0.10
AllianceBernstein VPS Small/Mid Cap Value (a)
2014	727	10.42	7,576	0.45	0.75	4.20
American Century VP Mid Cap Value
2014	63,885	13.67	873,044	0.99	0.75	11.96
2013	63,292	12.21	772,671	0.90	0.75	25.10
2012	12,110	9.76	118,189	1.91	0.75	11.93
2011	12,239	8.72	106,713	0.94	0.75	(4.49)
2010	5,775	9.13	52,720	2.17	0.75	14.55
American Century VP Ultra
2014	19,581	15.82	309,476	0.22	0.75	5.75
2013	15,039	14.96	224,606	0.57	0.75	31.92
2012	27,814	11.34	315,182	-	0.75	9.57
2011	35,613	10.35	368,372	-	0.75	(2.82)
2010	17,981	10.65	191,434	0.37	0.75	11.52
American Century VP Value
2014	71,713	18.55	1,329,743	1.37	0.75	8.80
2013	66,167	17.05	1,128,283	1.48	0.75	26.58
2012	56,575	13.47	761,780	1.76	0.75	10.41
2011	62,131	12.20	758,136	1.75	0.75	(2.87)
2010	63,089	12.56	792,369	1.98	0.75	8.84
American Funds IS Asset Allocation (a)
2014	588	10.16	5,972	2.65	0.75	1.60

(a) New subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

American Funds IS Global Bond (a)
2014	3,405	9.47	32,253	1.92	0.75	(5.30)
American Funds IS Global Growth (a)
2014	2,049	10.13	20,771	1.46	0.75	1.30
American Funds IS Growth-Income (a)
2014	16,203	10.59	171,484	2.15	0.75	5.90
American Funds IS International (a)
2014	2,730	9.41	25,685	2.80	0.75	(5.90)
American Funds IS New World (a)
2014	379	9.02	3,423	1.40	0.75	(9.80)
BlackRock High Yield V.I. (a)
2014	719	9.68	6,957	0.40	0.75	(3.20)
ClearBridge Variable Aggressive Growth
2014	92,379	16.44	1,518,746	0.01	0.75	15.61
2013	83,581	14.22	1,187,994	0.06	0.75	41.92
2012	208,728	10.02	2,091,001	0.23	0.75	14.12
2011	95,262	8.78	836,451	-	0.75	(1.57)
2010	169,017	8.92	1,507,893	-	0.75	20.05
ClearBridge Variable Small Cap Growth
2014	12,888	15.93	205,087	-	0.75	0.25
2013	16,201	15.89	257,254	0.01	0.75	41.62
2012	1,910	11.22	21,340	0.13	0.75	15.08
2011	9,522	9.75	92,774	-	0.75	(2.30)
2010	12,419	9.98	123,940	-	0.75	20.53
Dreyfus IP MidCap Stock (a)
2014	5,429	10.71	58,175	-	0.75	7.10
Dreyfus IP Small Cap Stock Index (a)
2014	7,995	10.47	83,663	-	0.75	4.70

(a) New subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Dreyfus IP Technology Growth
2014	5,036	15.41	77,618	-	0.75	2.66
2013	3,363	15.01	50,489	-	0.75	27.64
2012	3,659	11.76	42,849	-	0.75	11.05
2011	4,678	10.59	49,350	-	0.75	(11.38)
2010	33,278	11.95	397,676	-	0.75	24.87
Dreyfus VIF Appreciation (a)
2014	2,694	10.27	27,661	0.82	0.75	2.70
Dreyfus VIF International Value
2014	36,270	9.48	343,756	1.19	0.75	(12.87)
2013	26,809	10.88	291,725	1.87	0.75	18.13
2012	27,854	9.21	256,471	3.56	0.75	8.35
2011	39,356	8.50	334,634	2.70	0.75	(21.73)
2010	90,582	10.86	984,202	1.26	0.75	0.37
Fidelity VIP Equity-Income (a)
2014	199	10.23	2,043	5.29	0.75	2.30
Fidelity VIP Growth & Income (a)
2014	4,017	10.57	42,470	3.02	0.75	5.70
Fidelity VIP Growth Opportunities (a)
2014	-	11.09	-	-	0.75	10.90
Franklin Founding Funds Allocation VIP Fund (b)
2014	17,073	10.71	182,855	2.61	0.75	(1.02)
2013	18,280	10.82	197,827	9.59	0.75	19.03
2012	10,195	9.09	92,607	1.79	0.75	10.99
2011	5,192	8.19	42,498	0.04	0.75	(5.32)
2010	4,357	8.65	37,673	2.11	0.75	6.27

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Franklin Income VIP Fund (b)
2014	99,330	10.85	1,078,221	5.66	0.75	0.84
2013	93,034	10.76	1,002,308	6.32	0.75	9.68
2012	89,716	9.81	880,963	6.06	0.75	8.52
2011	85,887	9.04	777,281	5.94	0.75	(1.42)
2010	106,684	9.17	978,804	6.37	0.75	8.52
Franklin Mutual Global Discovery VIP Fund (b)
2014	86,796	11.27	978,622	2.27	0.75	1.81
2013	83,618	11.07	926,015	2.21	0.75	23.00
2012	68,284	9.00	615,284	2.59	0.75	9.09
2011	67,969	8.25	560,948	2.10	0.75	(6.46)
2010	81,261	8.82	717,369	1.15	0.75	7.82
Franklin Small Cap Value VIP Fund (b)
2014	30,816	11.71	361,086	0.42	0.75	(3.14)
2013	21,528	12.09	260,501	1.22	0.75	31.27
2012	25,790	9.21	237,788	0.72	0.75	13.99
2011	30,066	8.08	243,062	0.53	0.75	(7.34)
2010	42,503	8.72	370,574	0.54	0.75	23.51
Franklin Strategic Income VIP Fund (a)
2014	545	9.69	5,286	-	0.75	(3.10)
Guggenheim VIF All Cap Value (b)
2014	43,915	15.88	696,073	-	0.75	3.66
2013	47,154	15.32	721,191	-	0.75	28.31
2012	86,220	11.94	1,028,472	-	0.75	11.28
2011	97,544	10.73	1,046,123	-	0.75	(7.90)
2010	116,481	11.65	1,355,943	-	0.75	12.34

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF Alpha Opportunity (b)(c)
2014	25,712	20.39	524,243	-	0.75	5.32
2013	28,255	19.36	546,900	-	0.75	23.16
2012	29,205	15.72	459,136	-	0.75	9.17
2011	36,237	14.40	521,601	-	0.75	(1.91)
2010	36,441	14.68	535,094	-	0.75	16.23
Guggenheim VIF CLS AdvisorOne Amerigo (b)
2014	106,772	10.89	1,163,568	0.18	0.75	(0.37)
2013	220,548	10.93	2,410,507	0.01	0.75	18.93
2012	234,897	9.19	2,159,420	-	0.75	9.54
2011	255,124	8.39	2,141,477	-	0.75	(10.74)
2010	288,247	9.40	2,709,662	0.09	0.75	10.98
Guggenheim VIF CLS AdvisorOne Clermont (b)
2014	53,626	9.52	510,565	0.37	0.75	(1.96)
2013	103,828	9.71	1,008,284	1.49	0.75	6.12
2012	107,256	9.15	981,662	1.61	0.75	6.64
2011	118,605	8.58	1,017,294	1.97	0.75	(3.92)
2010	97,756	8.93	872,934	1.73	0.75	6.95
Guggenheim VIF Global Managed Futures Strategy (b)
2014	2,205	6.60	14,558	-	0.75	8.02
2013	2,641	6.11	16,154	-	0.75	(1.29)
2012	3,435	6.19	21,179	-	0.75	(14.38)
2011	4,464	7.23	32,215	-	0.75	(12.04)
2010	2,780	8.22	22,765	-	0.75	(7.12)

(b) Name change. See Note 1.
(c) Closed to new investments. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF High Yield (b)
2014	82,061	32.05	2,630,410	-	0.75	(1.26)
2013	81,412	32.46	2,643,096	-	0.75	3.44
2012	88,635	31.38	2,782,232	-	0.75	10.61
2011	95,655	28.37	2,713,828	-	0.75	(3.70)
2010	95,275	29.46	2,807,569	-	0.75	11.17
Guggenheim VIF Large Cap Value (b)
2014	94,392	12.65	1,193,928	-	0.75	5.42
2013	82,392	12.00	988,331	-	0.75	27.12
2012	69,135	9.44	652,566	-	0.75	11.32
2011	86,934	8.48	736,906	-	0.75	(7.42)
2010	96,296	9.16	881,585	-	0.75	11.98
Guggenheim VIF Long Short Equity (b)
2014	12,296	13.79	169,496	-	0.75	(0.93)
2013	14,641	13.92	203,844	-	0.75	13.08
2012	18,711	12.31	230,273	-	0.75	0.57
2011	20,593	12.24	251,975	-	0.75	(10.00)
2010	23,729	13.60	322,624	-	0.75	7.17
Guggenheim VIF Macro Opportunities (a)(b)
2014	21,471	9.98	214,248	-	0.75	(0.20)
Guggenheim VIF Managed Asset Allocation (b)
2014	43,449	11.60	504,178	-	0.75	2.75
2013	51,376	11.29	579,959	-	0.75	10.15
2012	55,891	10.25	572,955	-	0.75	9.04
2011	68,118	9.40	640,002	-	0.75	(2.99)
2010	73,988	9.69	717,038	-	0.75	6.48

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF Mid Cap Value (b)
2014	65,067	30.16	1,960,210	-	0.75	(2.77)
2013	83,762	31.02	2,596,718	-	0.75	28.39
2012	89,242	24.16	2,154,547	-	0.75	12.79
2011	100,833	21.42	2,158,233	-	0.75	(10.90)
2010	127,082	24.04	3,053,102	-	0.75	13.50
Guggenheim VIF Money Market (b)
2014	206,253	7.10	1,468,639	-	0.75	(4.05)
2013	260,927	7.40	1,935,784	-	0.75	(4.27)
2012	302,478	7.73	2,341,354	-	0.75	(4.21)
2011	414,754	8.07	3,348,875	-	0.75	(4.16)
2010	441,813	8.42	3,720,094	-	0.75	(4.10)
Guggenheim VIF Multi-Hedge Strategies (b)
2014	9,531	7.03	67,086	-	0.75	0.86
2013	13,306	6.97	92,878	-	0.75	(2.11)
2012	24,439	7.12	174,144	0.39	0.75	(1.52)
2011	47,306	7.23	342,258	-	0.75	(0.55)
2010	62,330	7.27	452,868	-	0.75	2.39
Guggenheim VIF Small Cap Value (b)
2014	15,815	32.83	519,131	0.01	0.75	(5.01)
2013	26,881	34.56	928,925	-	0.75	31.76
2012	19,166	26.23	502,692	-	0.75	15.09
2011	27,326	22.79	622,667	-	0.75	(8.10)
2010	34,758	24.80	862,011	-	0.75	17.42

(b) Name change. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF StylePlus Large Core (b)
2014	29,203	7.70	225,340	-	0.75	11.27
2013	48,466	6.92	335,934	-	0.75	24.01
2012	65,277	5.58	364,352	-	0.75	8.98
2011	96,838	5.12	496,292	-	0.75	(7.58)
2010	115,704	5.54	641,307	-	0.75	12.15
Guggenheim VIF StylePlus Large Growth (b)
2014	40,116	7.64	305,457	-	0.75	11.05
2013	119,624	6.88	822,701	-	0.75	23.52
2012	126,716	5.57	705,396	-	0.75	6.70
2011	126,458	5.22	660,219	-	0.75	(7.94)
2010	129,704	5.67	734,848	-	0.75	12.28
Guggenheim VIF StylePlus Mid Growth (b)
2014	30,861	11.06	340,841	-	0.75	8.97
2013	61,906	10.15	628,194	-	0.75	25.62
2012	72,240	8.08	583,162	-	0.75	11.60
2011	84,509	7.24	611,731	-	0.75	(7.89)
2010	93,959	7.86	738,141	-	0.75	19.63
Guggenheim VIF StylePlus Small Growth (b)
2014	17,786	8.32	148,131	-	0.75	4.79
2013	21,819	7.94	173,349	-	0.75	36.19
2012	25,072	5.83	146,301	-	0.75	7.37
2011	27,577	5.43	149,710	-	0.75	(5.57)
2010	46,088	5.75	264,822	-	0.75	25.27

(b) Name change. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Guggenheim VIF Total Return Bond (b)
2014	126,889	10.95	1,391,551	-	0.75	4.09
2013	123,738	10.52	1,303,213	-	0.75	(1.96)
2012	125,256	10.73	1,344,342	-	0.75	1.90
2011	113,920	10.53	1,199,253	-	0.75	1.35
2010	138,648	10.39	1,440,834	-	0.75	2.16
Guggenheim VIF World Equity Income (b)
2014	165,655	9.66	1,599,911	-	0.75	1.15
2013	169,570	9.55	1,619,189	-	0.75	14.92
2012	178,913	8.31	1,486,960	-	0.75	12.30
2011	195,762	7.40	1,449,133	-	0.75	(18.95)
2010	215,743	9.13	1,969,134	-	0.75	11.48
Ibbotson Balanced ETF Asset Allocation (a)
2014	599	9.96	5,965	2.31	0.75	(0.40)
Ibbotson Growth ETF Asset Allocation (a)
2014	596	9.99	5,957	2.01	0.75	(0.10)
Invesco V.I. Comstock
2014	47,410	13.00	616,384	1.29	0.75	5.09
2013	40,394	12.37	499,732	1.45	0.75	30.62
2012	40,554	9.47	383,986	0.46	0.75	14.51
2011	15,840	8.27	130,946	1.55	0.75	(5.70)
2010	15,024	8.77	131,723	0.12	0.75	11.44
Invesco V.I. Equity and Income
2014	97,967	13.13	1,286,203	1.41	0.75	4.79
2013	96,620	12.53	1,210,691	1.39	0.75	20.25
2012	59,317	10.42	617,958	1.97	0.75	8.32
2011	61,433	9.62	591,269	1.96	0.75	(4.94)
2010	56,763	10.12	574,697	2.07	0.75	7.89

(a) New subaccount. See Note 1.
(b) Name change. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Invesco V.I. Global Health Care
2014	10,001	21.40	213,949	-	0.75	15.30
2013	20,902	18.56	387,933	0.91	0.75	35.38
2012	6,307	13.71	86,425	-	0.75	16.38
2011	6,485	11.78	76,328	-	0.75	0.17
2010	7,247	11.76	85,202	-	0.75	1.38
Invesco V.I. Global Real Estate
2014	34,052	21.51	732,184	1.92	0.75	10.42
2013	28,659	19.48	558,135	4.06	0.75	(1.07)
2012	25,977	19.69	511,380	0.52	0.75	23.37
2011	29,189	15.96	465,699	3.54	0.75	(9.93)
2010	34,981	17.72	619,712	4.77	0.75	13.23
Invesco V.I. Government Securities
2014	308,595	9.50	2,933,483	3.39	0.75	-
2013	209,717	9.50	1,992,878	3.17	0.75	(6.40)
2012	227,518	10.15	2,310,387	3.03	0.75	(1.55)
2011	222,811	10.31	2,298,168	4.01	0.75	3.72
2010	179,840	9.94	1,787,475	0.22	0.75	1.02
Invesco V.I. International Growth
2014	82,074	15.81	1,297,605	1.54	0.75	(3.60)
2013	62,362	16.40	1,022,646	1.01	0.75	14.37
2012	68,024	14.34	975,450	1.23	0.75	10.99
2011	76,755	12.92	991,559	1.38	0.75	(10.40)
2010	80,038	14.42	1,154,104	1.08	0.75	8.42
Invesco V.I. Mid Cap Core Equity
2014	14,958	17.49	261,309	-	0.75	0.34
2013	30,761	17.43	535,931	0.17	0.75	23.70
2012	156,012	14.09	2,198,282	-	0.75	6.58
2011	79,541	13.22	1,051,787	0.02	0.75	(9.95)
2010	43,883	14.68	644,283	0.13	0.75	9.55

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Invesco V.I. Mid Cap Growth
2014	20,351	11.71	238,696	-	0.75	3.72
2013	28,906	11.29	326,597	0.23	0.75	31.59
2012	27,199	8.58	233,554	-	0.75	7.79
2011	29,934	7.96	238,461	-	0.75	(10.86)
2010	29,012	8.93	259,053	-	0.75	14.19
Invesco V.I. Value Opportunities
2014	21,692	13.85	300,552	1.21	0.75	2.44
2013	27,475	13.52	371,470	1.22	0.75	28.40
2012	30,175	10.53	317,827	1.32	0.75	13.23
2011	31,725	9.30	294,901	0.63	0.75	(6.91)
2010	31,174	9.99	311,410	0.32	0.75	2.99
Janus Aspen Enterprise
2014	35,696	14.29	510,015	0.03	0.75	8.09
2013	74,548	13.22	985,324	0.17	0.75	27.12
2012	19,636	10.40	203,976	-	0.75	12.68
2011	15,055	9.23	138,801	-	0.75	(5.24)
2010	28,317	9.74	275,664	-	0.75	20.84
Janus Aspen Janus Portfolio
2014	15,237	12.10	184,610	0.22	0.75	8.62
2013	15,399	11.14	171,793	1.04	0.75	25.17
2012	9,449	8.90	84,228	0.63	0.75	13.96
2011	31,752	7.81	248,167	0.42	0.75	(9.08)
2010	46,054	8.59	394,384	0.33	0.75	10.13
JPMorgan Insurance Trust Core Bond Portfolio (a)
2014	24,529	9.99	245,085	-	0.75	(0.10)

(a) New subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

MFS VIT Research International
2014	34,653	8.94	309,550	1.11	0.75	(10.51)
2013	51,475	9.99	513,994	1.13	0.75	14.30
2012	55,683	8.74	486,543	1.55	0.75	12.05
2011	43,620	7.80	339,892	0.80	0.75	(14.29)
2010	83,170	9.10	756,743	0.86	0.75	6.43
MFS VIT Total Return
2014	287,163	11.89	3,415,452	1.63	0.75	4.21
2013	293,031	11.41	3,343,177	1.74	0.75	14.44
2012	257,674	9.97	2,570,682	2.81	0.75	6.75
2011	255,015	9.34	2,381,106	2.61	0.75	(2.10)
2010	255,042	9.54	2,433,513	2.70	0.75	5.53
MFS VIT Utilities
2014	70,643	17.82	1,258,935	2.25	0.75	8.33
2013	61,922	16.45	1,018,710	2.09	0.75	15.76
2012	63,598	14.21	903,627	6.30	0.75	9.06
2011	77,710	13.03	1,012,556	3.56	0.75	2.60
2010	73,349	12.70	931,603	2.85	0.75	9.39
Morgan Stanley UIF Emerging Markets Equity
2014	21,608	7.90	170,497	0.33	0.75	(8.03)
2013	22,898	8.59	196,602	1.34	0.75	(4.77)
2012	6,687	9.02	60,178	-	0.75	15.49
2011	9,344	7.81	72,916	0.74	0.75	(21.27)
2010	59,618	9.92	591,460	0.30	0.75	14.55
Neuberger Berman AMT Socially Responsive
2014	39,248	20.51	806,012	0.12	0.75	6.05
2013	32,648	19.34	632,232	0.40	0.75	32.38
2012	70,225	14.61	1,026,912	0.09	0.75	6.64
2011	147,865	13.70	2,026,325	0.35	0.75	(6.74)
2010	59,550	14.69	874,684	0.02	0.75	18.28

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Oppenheimer Core Bond Fund/VA
2014	39,541	7.18	283,474	6.14	0.75	2.87
2013	27,754	6.98	193,087	4.09	0.75	(3.99)
2012	70,127	7.27	509,453	4.63	0.75	6.13
2011	66,187	6.85	452,951	5.17	0.75	3.95
2010	59,300	6.59	390,345	2.04	0.75	7.15
Oppenheimer Global Fund/VA (a)
2014	777	9.91	7,700	-	0.75	(0.90)
Oppenheimer Main Street Small Cap Fund/VA
2014	8,869	25.04	222,116	0.70	0.75	7.51
2013	49,932	23.29	1,162,579	0.37	0.75	35.49
2012	21,331	17.19	366,648	0.30	0.75	13.32
2011	18,690	15.17	283,478	0.42	0.75	(5.95)
2010	19,851	16.13	320,219	0.39	0.75	18.52
PIMCO VIT All Asset
2014	16,186	13.12	211,915	5.75	0.75	(3.24)
2013	11,819	13.56	159,812	4.01	0.75	(3.42)
2012	43,086	14.04	604,314	5.57	0.75	10.73
2011	31,142	12.68	394,499	6.69	0.75	(1.78)
2010	44,095	12.91	568,934	6.97	0.75	8.95
PIMCO VIT CommodityRealReturn Strategy
2014	36,325	6.24	226,887	0.46	0.75	(21.51)
2013	31,226	7.95	248,224	1.30	0.75	(17.79)
2012	17,055	9.67	165,017	2.50	0.75	1.47
2011	20,107	9.53	191,664	13.16	0.75	(10.93)
2010	26,023	10.70	278,530	10.66	0.75	19.96

(a) New subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

PIMCO VIT Emerging Markets Bond
2014	933	11.29	10,539	4.15	0.75	(2.34)
2013	14,803	11.56	171,303	4.10	0.75	(10.46)
2012	19,364	12.91	250,204	4.64	0.75	13.35
2011	14,520	11.39	165,449	5.10	0.75	2.34
2010	31,097	11.13	346,222	6.12	0.75	7.85
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)
2014	108,308	12.37	1,340,388	1.87	0.75	7.01
2013	96,729	11.56	1,118,055	1.99	0.75	(3.18)
2012	132,284	11.94	1,579,606	2.26	0.75	6.80
2011	134,571	11.18	1,505,124	2.11	0.75	2.76
2010	135,165	10.88	1,470,191	1.97	0.75	4.51
PIMCO VIT Low Duration
2014	87,754	9.57	839,389	1.10	0.75	(2.84)
2013	128,107	9.85	1,261,563	1.36	0.75	(3.81)
2012	96,917	10.24	992,329	2.01	0.75	1.99
2011	107,709	10.04	1,081,756	1.59	0.75	(2.62)
2010	160,132	10.31	1,651,598	1.71	0.75	1.38
PIMCO VIT Real Return
2014	216,926	11.52	2,500,393	1.40	0.75	(0.78)
2013	164,634	11.61	1,911,495	1.67	0.75	(12.58)
2012	203,273	13.28	2,699,313	1.01	0.75	4.81
2011	219,337	12.67	2,780,407	2.09	0.75	7.56
2010	223,783	11.78	2,637,460	1.55	0.75	4.06
PIMCO VIT Total Return (a)
2014	11,765	9.97	117,347	2.31	0.75	(0.30)

(a) New subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

Subaccount	Units	Unit Values ($) (4)	Net Assets ($)	Investment Income Ratios (%) (1)	Expense Ratios (%) (2)	Total Returns (%) (3)(4)

Royce Micro-Cap
2014	54,057	10.64	574,565	-	0.75	(7.07)
2013	55,651	11.45	636,956	0.48	0.75	16.48
2012	68,112	9.83	669,088	-	0.75	3.69
2011	75,262	9.48	713,363	2.29	0.75	(15.36)
2010	85,440	11.20	956,574	1.95	0.75	25.14
T. Rowe Price Health Sciences (a)
2014	742	12.38	9,188	-	0.75	23.80
Templeton Developing Markets VIP Fund (a)
2014	259	9.19	2,381	-	0.75	(8.10)
Templeton Global Bond VIP Fund (a)
2014	2,723	9.84	26,792	-	0.75	(1.60)
Western Asset Variable Global High Yield Bond
2014	37,638	11.05	416,200	5.52	0.75	(5.15)
2013	54,763	11.65	638,378	7.00	0.75	2.10
2012	33,343	11.41	380,613	2.17	0.75	13.76
2011	232,566	10.03	2,333,355	9.06	0.75	(2.53)
2010	139,573	10.29	1,435,033	14.45	0.75	10.53

(a) New subaccount. See Note 1.

Variable Annuity Account B - SecureDesigns Variable Annuity

Notes to Financial Statements (continued)

4. Financial Highlights (continued)

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2)  These ratios represent the annualized contract expenses of the Account, consisting primarily of administrative and mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to the unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.  The additional fees for the mortality and expense risk charges applied to policies whose contract values are less than $100,000 are excluded from these ratios because they result in reductions of contract owner units, rather than direct reductions to the unit values.  See Note 2.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contractholders.

5. Subsequent Events

The Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

Financial Statements

First Security Benefit Life Insurance and Annuity
Company of New York (A Wholly Owned
Subsidiary of Security Benefit Corporation)
Years Ended December 31, 2014, 2013, and 2012
With Report of Independent Auditors

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Financial Statements

Years Ended December 31, 2014, 2013, and 2012

Contents

Report of Independent Auditors	1

Financial Statements

Balance Sheets	3
Statements of Operations	5
Statements of Comprehensive Income	6
Statements of Changes in Stockholder’s Equity	7
Statements of Cash Flows	8
Notes to Financial Statements	9

Report of Independent Auditors

The Board of Directors
First Security Benefit Life Insurance
and Annuity Company of New York

We have audited the accompanying financial statements of First Security Benefit Life Insurance and Annuity Company of New York (the Company), a wholly owned subsidiary of Security Benefit Corporation, which comprise the balance sheets as of December 31, 2014 and 2013, and the related statements of operations, comprehensive income, changes in stockholder’s equity and cash flows for the years ended December 31, 2014, 2013, and 2012, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with U.S. generally accepted accounting principles; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

 1

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2014 and 2013, and the results of its operations and its cash flows for the years ended December 31, 2014, 2013, and 2012 in conformity with U.S. generally accepted accounting principles.

ERNST & YOUNG LLP

April 28, 2015

2

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Balance Sheets

	December 31
	2014	2013
	(In Thousands,
	Except Share Amounts)
Assets
Investments:
Securities available for sale:
Fixed maturities	$320,890	$143,106
Equities	2,809	3,362
Securities fair value option:
Fixed maturities	158,743	144,714
Equities	2,085	1,756
Policy loans	125	99
Short-term investments	–	630
Cash and cash equivalents	66,926	162,790
Total investments	551,578	456,457

Accrued investment income	2,867	2,035
Deferred income tax asset	1,253	2,629
Reinsurance recoverable	166,023	155,613
Deferred policy acquisition costs	12,021	10,239
Value of business acquired	3,215	3,656
Other assets	476	5,966
Separate account assets	141,699	146,255
Total assets	$879,132	$782,850

3

	December 31
	2014	2013
	(In Thousands,
	Except Share Amounts)
Liabilities and stockholder’s equity
Liabilities:
Policy reserves and annuity account values	$519,998	$440,689
Funds withheld	167,391	157,082
Other liabilities	9,916	3,518
Separate account liabilities	141,699	146,255
Total liabilities	839,004	747,544

Stockholder’s equity:
Common stock ($10 par value; 200,000 non-convertible
shares authorized, issued, and outstanding)	2,000	2,000
Additional paid-in capital	34,547	34,547
Accumulated other comprehensive income (loss)	386	(3,106)
Retained earnings	3,195	1,865
Total stockholder’s equity	40,128	35,306

Total liabilities and stockholder’s equity	$879,132	$782,850

See accompanying notes.

4

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Statements of Operations

	Year Ended December 31
	2014	2013	2012
	(In Thousands)
Revenues:
Net investment income	$8,462	$3,372	$396
Asset-based fees	1,389	1,348	1,354
Other product charges	1,199	1,251	$1,348
Net realized/unrealized gains (losses)	35	(524)	18
Other revenues	100	104	91
Total revenues	11,185	5,551	3,207

Benefits and expenses:
Interest credited to annuity account balances	7,051	3,353	592
Other benefits	14	169	38
Total benefits	7,065	3,522	630

Commissions and other operating expenses	1,953	1,808	1,071
Amortization of deferred policy acquisition costs,
and value of business acquired	318	876	722
Total benefits and expenses	9,336	6,206	2,423

Income (loss) before income tax expense (benefit)	1,849	(655)	784
Income tax expense (benefit)	519	(291)	(227)
Net income (loss)	$1,330	$(364)	$1,011

See accompanying notes.

5

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Statements of Comprehensive Income

	Year Ended December 31
	2014	2013	2012
	(In Thousands)
Net income (loss)	$1,330	$(364)	$1,011
Other comprehensive income (loss), net of income tax
Net unrealized and realized gains (losses)
on available-for-sale securities	4,018	(3,352)	95
Net effect of unrealized gains (losses) on:
Deferred policy acquisition costs and
value of business acquired	(533)	126	(85)
Policy reserves and annuity account values	7	(19)	14
Other comprehensive income (loss)	3,492	(3,245)	24
Comprehensive income (loss)	$4,822	$(3,609)	$1,035

See accompanying notes.

6

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Statements of Changes in Stockholder’s Equity

			Accumulated
		Additional	Other		Total
	Common	Paid-In	Comprehensive	Retained	Stockholder’s
	Stock	Capital	Income (Loss)	Earnings	Equity
	(In Thousands)
Balance at January 1, 2012	$2,000	$9,547	$115	$1,218	$12,880
Net income	–	–	–	1,011	1,011
Other comprehensive income	–	–	24	–	24
Balance at December 31, 2012	2,000	9,547	139	2,229	13,915
Capital contribution from parent	–	25,000	–	–	25,000
Net loss	–	–	–	(364)	(364)
Other comprehensive loss	–	–	(3,245)	–	(3,245)
Balance at December 31, 2013	2,000	34,547	(3,106)	1,865	35,306
Net income	–	–	–	1,330	1,330
Other comprehensive income	–	–	3,492	–	3,492
Balance at December 31, 2014	$2,000	$34,547	$386	$3,195	$40,128

See accompanying notes.

7

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Statements of Cash Flows

	Year Ended December 31
	2014	2013	2012
		(In Thousands)
Operating activities
Net income (loss)	$1,330	$(364)	$1,011
Adjustments to reconcile net income (loss) to net cash and cash equivalents provided by (used in) operating activities:
Interest credited to annuity account balances	7,051	3,353	592
Policy acquisition costs deferred	(2,662)	(7,125)	(2,983)
Amortization of deferred policy acquisition costs,
and value of business acquired	318	876	722
Amortization of investment premiums and discounts	(1,723)	(1,324)	(19)
Deferred income taxes	(503)	237	(817)
Net purchases of securities, fair value option	(3,679)	(56,469)	(91,983)
Net realized/unrealized losses (gains)	(156)	471	(1,128)
Other changes in operating assets and liabilities	992	729	(750)
Change in funds withheld	10,309	2,941	153,986
Net cash and cash equivalents provided by (used in) operating activities	11,277	(56,675)	58,631

Investing activities
Sales, maturities, or repayments of investments:
Bonds available for sale	69,316	56,511	8,934
Equity securities available for sale	695	2,053	–
	70,011	58,564	8,934
Acquisitions of investments:
Bonds available for sale	(240,117)	(194,276)	(1,499)
Equity securities available for sale	–	(5,681)	–
	(240,117)	(199,957)	(1,499)

Net sales (purchases) of short-term investments	625	(626)	–
Net (increase) decrease in policy loans	(26)	(31)	22
Net cash and cash equivalents provided by (used in) investing activities	(169,507)	(142,050)	7,457

Financing activities
Deposits to annuity account balances	80,956	204,854	69,242
Withdrawals from annuity account balances	(18,590)	(5,707)	(1,082)
Capital contribution from parent	–	25,000	–
Net cash and cash equivalents provided by financing activities	62,366	224,147	68,160

Increase (decrease) in cash and cash equivalents	(95,864)	25,422	134,248
Cash and cash equivalents at beginning of year	162,790	137,368	3,120
Cash and cash equivalents at end of year	$66,926	$162,790	$137,368

Supplemental disclosures of cash flow information
Cash paid during the year for:
Income taxes	$560	$–	$883

See accompanying notes.

8

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements

December 31, 2014

1. Nature of Operations and Significant Accounting Policies

Organization and Operations

First Security Benefit Life Insurance and Annuity Company of New York (the Company) is licensed to transact life insurance business in New York and Kansas and was organized to offer insurance products in New York. The Company’s business activities are concentrated in the sale of fixed annuity products and variable annuity products supported by separate account assets. The Company is a wholly owned subsidiary of Security Benefit Corporation (SBC).

Use of Estimates

The preparation of financial statements and accompanying notes in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect amounts reported and disclosed. Significant estimates and assumptions include the valuation of investments; amortization of deferred policy acquisition costs (DAC) and the value of business acquired (VOBA); calculation of liabilities for future policy benefits; and the calculation of income taxes and the recognition of deferred income tax assets and liabilities. Management believes that the estimates used in preparing its financial statements are reasonable and prudent.

Recently Issued Accounting Pronouncement

In May 2014, the Financial Accounting Standards Board (FASB) issued ASU 2014-09, Revenue from Contracts with Customers. This authoritative guidance outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers, and supersedes most current revenue recognition guidance, including industry-specific guidance.  The core principle of the revenue standard is that an entity recognize revenue to reflect the transfer of a promised good or service to customers in an amount that reflects the consideration to which the entity expects to be entitled to in exchange for the good or service.  The guidance also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to fulfill a contract.  Entities have the option of using either a full retrospective or a modified retrospective approach for the adoption of the new standard, which becomes effective for fiscal years beginning after December 15, 2016; early adoption is not permitted.  Therefore, ASU 2014-09 will be effective for the Company’s fiscal year beginning January 1, 2017.  The Company is currently evaluating the impacts of this new guidance on the financial statements.

9

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Investments

Fixed maturities include bonds and asset-backed securities.  Fixed maturities are classified as available for sale and carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income (AOCI) in the statement of comprehensive income, with the corresponding adjustments related to DAC, VOBA, policy reserves and annuity account values and net of applicable income taxes. The adjustment related to DAC, VOBA, and policy reserves and annuity account values represents the impact from treating the unrealized gains or losses as if they were realized.

Equity securities include common stocks and non-redeemable preferred stocks. Equity securities are classified as available for sale and are carried at fair value, with related unrealized gains and losses reflected as a component of AOCI, net of applicable income taxes.

The Company utilizes the fair value option for certain fixed maturities segregated to support the funds withheld reinsurance liability (see Note 10) and certain fixed maturity securities that have embedded derivative features.  The change in fair value of these financial instruments is recognized through net realized/unrealized gains (losses) in the statement of operations.

Realized capital gains and losses on sales of investments are determined using the average cost method. In addition, unrealized capital gains and losses related to the fair value option securities are reported as a component of net realized/unrealized gains (losses) in the statement of operations.

Cash and cash equivalents includes operating cash, other investments with original maturities of 90 days or less, and money market funds principally supported with cash and cash equivalent funds. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

Policy loans are reported at unpaid principal.

10

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Asset and Liability Derivatives

The Company has entered into a coinsurance with funds withheld reinsurance arrangement containing an embedded derivative whose fair value is based on the change in the fair value of the underlying segregated assets. The embedded derivative within the coinsurance funds withheld reinsurance arrangement is included in the other assets and other liabilities in the balance sheets.

The Company issues certain products that contain a derivative that is embedded in the product and must be accounted for under Accounting Standards Codification (ASC) 815, Derivatives and Hedging. Under ASC 815, the Company assesses whether the embedded derivative is clearly and closely related to the host contract. The Company bifurcates embedded derivatives from the host instrument for measurement purposes when the embedded derivative possesses economic characteristics that are not clearly or closely related to the economic characteristics of the host contract and a separate instrument with the same terms would qualify as a derivative instrument.  Embedded derivatives, which are reported with the host instrument in the balance sheets in policy reserves and annuity account values, are reported at fair value, with changes in fair value recognized in the statements of operations.

Deferred Policy Acquisition Costs and Value of Business Acquired

To the extent recoverable from future policy revenues and gross profits, incremental direct costs of the contract acquisitions (commissions) as well as certain costs directly related to acquisition activities (underwriting, other policy issuance and processing, and selling costs) for the successful acquisition or renewal of deferred annuity business have been deferred. DAC is amortized in proportion to the present value, discounted at the crediting rate, of actual and expected gross profits from investments (gross blended separate account return assumption of 7.7% for all years), withdrawal, mortality, and expense margins. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. DAC is adjusted for the impact on estimated gross profits of net unrealized gains and losses on assets, with the adjustment reflected in stockholder’s equity as a component of AOCI, net of applicable income taxes.

11

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

For insurance and annuity contracts, policyholders can elect to modify product benefits, features, rights, or coverage by exchanging a contract for a new contract or by an amendment, an endorsement, or a rider to a contract or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. The Company accounts for internal replacements as a termination of the original contract and an issuance of the new contract. Consistent with this, the Company anticipates these transactions in establishing amortization periods and other valuation assumptions.

The Company recorded VOBA that is being amortized in a similar manner to the deferred policy acquisition costs.

Separate Accounts

The separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered for the benefit of contract holders who bear the investment risk. The separate account assets are carried at fair value, and separate account liabilities are carried at an equivalent value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contract holders, are excluded from the amounts reported in the statements of operations. Investment income and gains or losses arising from separate accounts accrue directly to the contract holders and, therefore, are not included in investment income in the accompanying statements of operations. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges. The Company has variable annuity contracts through separate accounts that include various types of guaranteed minimum death benefit (GMDB), guaranteed minimum withdrawal benefit (GMWB), and guaranteed minimum income benefit (GMIB) features. Certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves. As discussed in Note 10, the GMWB embedded derivative reserves and the GMIB benefit reserves are reinsured with Security Benefit Life Insurance Company (SBL), an affiliate.

Policy Reserves and Annuity Account Values

Liabilities for future policy benefits for deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 1.0%

12

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

to 3.0% during 2014, 1.00% to 2.30% during 2013, and 1.00% to 3.85% during 2012. Policy reserves are adjusted for the impact on estimated gross profits of net unrealized gains and losses on bonds, with the adjustment reflected in stockholder’s equity as a component of AOCI, net of applicable income taxes.

Reinsurance Agreements

The Company utilizes reinsurance agreements to manage certain risks associated with the annuity operations and to reduce exposure to large losses. In the accompanying financial statements, premiums, benefits, settlement expenses, and DAC are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. Reinsurance premiums and benefits are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from similar activities or economic characteristics of reinsurers, and requires collateralization of balances where allowable by contract.

Deferred Income Taxes

Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company’s statements of operations as a component of income tax expense (benefit), is based on the changes in deferred income tax assets or liabilities from period to period (excluding unrealized capital gains and losses on securities available for sale). Deferred income tax assets are subject to ongoing evaluation of whether such assets will be realized. The ultimate realization of deferred income tax assets depends on generating future taxable income during the periods in which temporary differences become deductible. The Company records a valuation allowance to reduce its deferred income tax assets to an amount that represents management’s best estimate of the amount of such deferred income tax assets that will more likely than not be realized using the enacted tax rates and laws.

13

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Recognition of Revenues

Revenues from deferred annuities consist of policy charges for the mortality and expense risk charge, policy administration charges, and surrender charges assessed against contract holder account balances during the period and are recognized as earned.

Statutory Financial Information

The Company’s statutory-basis financial statements are presented on the basis of accounting practices prescribed or permitted by the New York Department of Financial Services (the Department). The Department has adopted the National Association of Insurance Commissioners’ (NAIC) statutory accounting practices as the basis of its statutory accounting practices.

In addition, the Superintendent of the Department (the Superintendent) has the right to permit other specific practices that may deviate from prescribed practices. “Permitted” statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company has no permitted practices. Under the laws of the state of New York, the Company is required to maintain a minimum statutory-basis capital and surplus of $6.0 million. Of this amount, $4.0 million, which is the Company’s minimum surplus to policyholders, must be invested in specific types of investments in accordance with New York law.

Statutory capital and surplus of the insurance operations was $25.6 million and $30.6 million at December 31, 2014 and 2013, respectively. Statutory net losses of the insurance operations were $3.9 million, $3.8 million and $2.9 million, for the years ended December 31, 2014, 2013, and 2012, respectively.

The payment of dividends by the Company to its stockholder is limited and can only be made from earned profits unless prior approval is received from the Superintendent. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Superintendent is also subject to restrictions relating to the statutory surplus and net gain from operations. In 2015, the Company is not allowed to pay dividends without prior approval of the Superintendent.

14

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Reclassifications

In the prior year’s statement of operations, investment expense was reclassified from commissions and other operating expense to net investment income; other product charges were reclassified out of asset-based fees; other revenues were reclassified out of asset-based fees to conform to the current year’s presentation.

2. Investments

Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company’s portfolio of fixed maturities and equity securities available for sale as of December 31, 2014 and 2013, is as follows:

	2014
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for sale
Fixed maturities:
U.S. Treasury securities and other U.S. government corporations and agencies	$ 29,606	$ 64	$ 60	$ 29,610
Obligations of government-sponsored enterprises	42,496	507	237	42,766
Corporate	152,219	905	597	152,527
Municipal obligations	7,259	88	14	7,333
Commercial mortgage-backed	12,699	288	7	12,980
Residential mortgage-backed	15,427	187	266	15,348
Collateralized debt obligations	2,840	76	2	2,914
Other asset-backed obligations	57,213	401	202	57,412
Total fixed maturities	$319,759	$ 2,516	$ 1,385	$320,890

Equity securities:
Financial	$ 2,880	$ 36	$ 107	$ 2,809
Total equity securities	$ 2,880	$ 36	$ 107	$ 2,809

15

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

2. Investments (continued)

	2013
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
	(In Thousands)
Available for sale
Fixed maturities:
U.S. Treasury securities and other U.S. government corporations and agencies	$ 12,468	$ –	$ 948	$ 11,520
Obligations of government-sponsored enterprises	27,817	87	1,855	26,049
Corporate	33,390	118	1,128	32,380
Obligations of foreign governments	722	–	82	640
Municipal obligations	9,922	9	431	9,500
Commercial mortgage-backed	10,754	29	375	10,408
Residential mortgage-backed	18,145	93	579	17,659
Collateralized debt obligations	2,020	36	22	2,034
Other asset-backed obligations	32,806	195	85	32,916
Total fixed maturities	$148,044	$ 567	$ 5,505	$143,106

Equity securities:
Financial	$ 3,611	$ –	$ 249	$ 3,362
Total equity securities	$ 3,611	$ –	$ 249	$ 3,362

The amortized cost and fair value of fixed maturities available for sale at December 31, 2014, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

	Amortized	Fair
	Cost	Value
	(In Thousands)
Due after one year through five years	$148,668	$148,787
Due after five years through ten years	23,757	23,902
Due after ten years	16,659	16,781
Mortgage-backed and other asset-backed securities	130,675	131,420
	$319,759	$320,890

16

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

2. Investments (continued)

For fixed maturities and equity securities available for sale with unrealized losses as of December 31, 2014 and 2013, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, are summarized as follows:

	December 31, 2014
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$8,660	$13	$2,132	$47	$10,792	$60
Obligations of government-sponsored enterprises	8,077	19	5,720	218	13,797	237
Corporate	66,080	402	9,500	195	75,580	597
Municipal obligations	1,974	12	123	2	2,097	14
Commercial mortgage-backed	–	–	745	7	745	7
Residential mortgage-backed	2,903	18	6,983	248	9,886	266
Collateralized debt obligations	498	2	–	–	498	2
Other asset-backed obligations	20,668	160	4,541	42	25,209	202
Total fixed maturities, available for sale	$108,860	$626	$29,744	$759	$138,604	$1,385

Number of securities with unrealized losses		88		71		159
Percent investment grade (AAA through BBB-)		92%		75%		89%

Total equity securities available for sale	$–	$–	$1,958	$107	$1,958	$107

17

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

2. Investments (continued)

	December 31, 2013
	Less Than 12 Months		Greater Than or Equal to 12 Months		Total
	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses	Carrying Amount	Gross Unrealized Losses
	(In Thousands)
Fixed maturities, available for sale:
U.S. Treasury securities and other U.S. government corporations and agencies	$11,520	$948	$–	$–	$11,520	$948
Obligations of government-sponsored enterprises	20,525	1,854	96	1	20,621	1,855
Corporate	25,852	1,128	–	–	25,852	1,128
Obligations of foreign governments	641	82	–	–	641	82
Municipal obligations	7,661	431	–	–	7,661	431
Commercial mortgage-backed	7,580	375	–	–	7,580	375
Residential mortgage-backed	14,009	579	–	–	14,009	579
Collateralized debt obligations	805	22	–	–	805	22
Other asset-backed obligations	11,673	85	–	–	11,673	85
Total fixed maturities, available for sale	$100,266	$5,504	$96	$1	$100,362	$5,505

Number of securities with unrealized losses		183		3		186
Percent investment grade (AAA through BBB-)		85%		–%		85%

Total equity securities available for sale	$3,362	$249	$–	$–	$3,362	$249

The unrealized losses on these securities can primarily be attributed to changes in market interest rates and changes in credit spreads since the securities were acquired.

The Company closely monitors those securities where impairment concerns may exist by considering relevant facts and circumstances to evaluate whether the impairment of a security is other than temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below cost; (2) the financial position and access to capital of the issuer, including the current and future impact of any specific events; (3) for fixed maturity securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the recovery of its amortized cost basis, and (4) for equity

18

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

2. Investments (continued)

securities, the Company’s ability and intent to hold the security until it recovers in value.  For asset-backed securities, several additional factors are taken into account, including cash flow, collateral sufficiency, liquidity, and economic conditions. Based upon this evaluation, the Company has determined it has the ability and intent to hold these investments until a recovery of fair value occurs.

To the extent the Company determines that an equity security is deemed other-than-temporarily impaired, the difference between carrying value and fair value is charged to earnings. For debt securities the Company intends to sell or it is more likely than not the Company will be required to sell before the recovery of the amortized cost basis, the Company recognizes an other-than-temporary impairment (OTTI) equal to the difference between the amortized cost and fair value in net income. For debt securities the Company does not expect to recover the amortized cost basis, does not plan to sell, or it is not more likely than not that the Company would be required to sell before recovery of the amortized cost basis, the Company bifurcates the OTTI and reports the credit portion of the loss recognized in net income, and the noncredit portion is recognized in OCI. At December 31, 2014, fixed maturities available for sale with a fair value of $571,000 were held in joint custody with the New York Department of Financial Services to comply with statutory regulations.

19

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

2. Investments (continued)

Major categories of net investment income are summarized as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Interest on fixed maturities – available for sale	$9,045	$3,516	$436
Interest on fixed maturities – fair value option	7,025	6,390	3,351
Dividends on equities – available for sale	154	157	–
Dividends on equities – fair value option	80	105	56
Other	25	33	50
Total	16,329	10,201	3,893
Less: Investment expenses	762	329	48
Ceded to reinsurer	7,105	6,500	3,449
Net investment income	$8,462	$3,372	$396

Proceeds from the sale of fixed maturities and equity securities available for sale and realized gains and losses are as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Proceeds from sales	$28,396	$49,692	$3,688
Gross realized gains	498	417	83
Gross realized losses	(342)	947	–

20

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

2. Investments (continued)

Net realized/unrealized gains (losses), net of ceded reinsurance gains and associated amortization of DAC and VOBA, consist of the following for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Realized gains (losses), available for sale:
Fixed maturities	$170	$(491)	$83
Equity securities	(14)	(39)	–
Total realized gains (losses), available for sale	156	(530)	83

Realized gains, fair value option:
Fixed maturities	121	53	1,037
Equity securities	–	–	73
Total realized gains, fair value option	121	53	1,110

Holding gains (losses):
Fixed maturities, fair value option	9,428	(9,030)	4,913
Equity securities, fair value option	129	(227)	58
Embedded derivative on reinsurance contracts	(9,557)	9,257	(4,971)
Total holding gains (losses)	–	–	–
Gross realized/unrealized gains (losses)	277	(477)	1,193

Related impact on DAC and VOBA	(121)	6	(65)
Net ceded reinsurance gains	(121)	(53)	(1,110)
Net realized/unrealized gains (loss)	$35	$(524)	$18

There were no outstanding agreements to sell securities at December 31, 2014.

As of December 31, 2014 and 2013, the Company pledged securities and cash with a market value of approximately $9.2 million and $8.7 million, respectively, as collateral in relation to its reinsurance agreement (see Note 10).

21

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

3. Derivative Instruments

The Company recognizes all derivative instruments, such as embedded derivatives, in the balance sheets at fair value.

The Company entered into a coinsurance with funds withheld reinsurance arrangement with Guggenheim Life and Annuity Company (GLAC), an affiliate (see Note 10). Under ASC 815, the Company’s funds withheld liability contains an embedded derivative that requires bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely related to the creditworthiness of the Company. The embedded derivative has characteristics similar to a total return swap; as the Company cedes the total return on a designated investment portfolio to the reinsurer, the reinsurer assumes the interest credited to the policyholders on the policies covered by the agreements, which is relatively fixed. The value of the embedded derivative associated with the funds withheld liability is equal to the value of the unrealized gains or losses on the segregated assets which support the liability.

The Company has certain variable annuity guaranteed living benefits (GLB) products with a GMWB feature that is an embedded derivative. The Company has reinsured 100% of this GLB feature with SBL. Certain features of this guarantee have elements of both insurance benefits accounted for under ASC 944-40, Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits, and embedded derivatives accounted for under ASC 815 and ASC 820, Fair Value Measurements. The value of the embedded derivative reserve and the benefit reserve are calculated based on the specific characteristics of the GLB feature.

The fair value of the embedded derivative for the GMWB feature is included in policy reserves and annuity account values in the balance sheets. The fair value of the embedded derivative within the coinsurance funds withheld and reinsurance coinsurance arrangements is included in other assets and other liabilities in the balance sheets.

22

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

3. Derivative Instruments (continued)

The fair value of the Company’s derivative instruments classified as assets and liabilities in the balance sheets as of December 31 is as follows:

	Derivative Asset		Derivative Liability
	2014	2013	2014	2013
	(In Thousands)
Embedded derivatives:
GMWB reserve	$–	$–	$525	$306
Reinsurance contracts	–	4,592	4,746	–
Total derivative instruments	$–	$4,592	$5,271	$306

The changes in the market value of the embedded derivative for the GMWB reserve is included in other benefits in the statements of operations. The change in the fair value of the embedded derivative within the coinsurance funds withheld reinsurance arrangement is included in net realized/unrealized gains (losses) in the statements of operations. The change in the fair value of the embedded derivative coinsurance arrangement with SBL is included in other benefits in the statements of operations.

The following table shows the change in the fair value of derivatives in the statements of operations for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Embedded derivatives:
GMWB reserve	$(219)	$483	$22
Reinsurance contracts	(9,338)	8,774	(4,993)
Total change in derivative instruments	$(9,557)	$9,257	$(4,971)

23

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

4. Deferred Policy Acquisition Costs

An analysis of the DAC asset balance is presented below for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Balance at beginning of the year	$10,239	$3,086	$124
Cost deferred during the year	2,662	7,125	2,983
Imputed interest	323	296	30
(Amortized) accreted to expense	(273)	(394)	70
Effect of realized (gain) loss	(120)	1	(31)
Effect of unrealized (gain) loss	(810)	125	(90)
Balance at end of the year	$12,021	$10,239	$3,086

24

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

5. Value of Business Acquired

An analysis of the VOBA asset balance is presented below for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Balance at beginning of the year	$3,656	$4,346	$5,188
Imputed interest	179	213	292
Amortized to expense	(547)	(992)	(1,114)
Effect of realized (gain) loss	(1)	6	(34)
Effect of unrealized (gain) loss	(72)	83	14
Balance at end of the year	$3,215	$3,656	$4,346

The weighted average amortization period is 19 years for VOBA.

The expected future amortization schedule for the next five years based on current assumptions is expected to be as follows (in thousands):

2015	$ 375
2016	293
2017	245
2018	220
2019	213

25

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

6. Other Comprehensive Income (Loss)

The components of other comprehensive income (loss) are as follows:

	Pre-Tax	Tax	After-Tax
	(In Thousands)
Other comprehensive income for the year ended December 31, 2012:
Unrealized gains on available-for-sale securities	$188	$(82)	$106
Reclassification adjustment for gains included in net income	(18)	7	(11)
Net effect of unrealized gains and losses on:
DAC and VOBA	(141)	56	(85)
Policy reserves and annuity account values	22	(8)	14
Total other comprehensive income for the period ended December 31, 2012	$51	$(27)	$24

Other comprehensive loss for the year ended December 31, 2013:
Unrealized losses on available-for-sale securities	$(6,080)	$2,408	$(3,672)
Reclassification adjustment for losses included in net income	530	(210)	320
Net effect of unrealized gains and losses on:
DAC and VOBA	208	(82)	126
Policy reserves and annuity account values	(32)	13	(19)
Total other comprehensive loss for the period ended December 31, 2013	$(5,374)	$2,129	$(3,245)

Other comprehensive income for the year ended December 31, 2014:
Unrealized losses on available-for-sale securities	$6,207	$(2,210)	$3,997
Reclassification adjustment for losses included in net income	35	(14)	21
Net effect of unrealized gains and losses on:
DAC and VOBA	(882)	349	(533)
Policy reserves and annuity account values	11	(4)	7
Total other comprehensive income for the period ended December 31, 2014	$5,371	$(1,879)	$3,492

26

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

6. Other Comprehensive Income (Loss) (continued)

Accumulated Other Comprehensive Income

Unrealized Gains (Losses) on Available-for-Sale Securities
(In Thousands)
Accumulated other comprehensive income at January 1, 2012	$115
Other comprehensive income before reclassifications	35
Amounts reclassified from accumulated other comprehensive income (1)	(11)
Accumulated other comprehensive income at December 31, 2012	139

Other comprehensive loss before reclassifications	(3,565)
Amounts reclassified from accumulated other comprehensive income (1)	320
Accumulated other comprehensive loss at December 31, 2013	(3,106)

Other comprehensive income before reclassifications	3,471
Amounts reclassified from accumulated other comprehensive income (1)	21
Accumulated other comprehensive income at December 31, 2014	$386

(1)	The amounts reclassified from accumulated other comprehensive income (loss) are included in net realized/unrealized gains (losses) and income tax expense on the statements of operations.

7. Income Taxes

For the years ended December 31, 2014, 2013, and 2012, the Company filed separate federal and state income tax returns. The Company is no longer subject to U.S. federal and state examinations by tax authorities for years before 2011. The Internal Revenue Service (IRS) is not currently examining any of the Company’s federal tax returns.

27

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

7. Income Taxes (continued)

The provision for income taxes includes current federal and state income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities. Such deferred income taxes relate principally to reserves, DAC, VOBA, and unrealized capital gains and losses on fixed maturities available for sale.

The Company recognizes interest and penalties related to the unrecognized tax benefits in interest expense as a component of other operating expense. For the years ended December 31, 2014, 2013, and 2012, there were no interest or penalties recognized.

As of December 31, 2014 and 2013, the Company has no unrecognized tax benefits.

Income tax expense (benefit) in the statements of operations consists of the following for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Current tax expense (benefit)	$1,022	$(528)	$590
Deferred tax expense (benefit)	(503)	237	(817)
Income tax expense (benefit)	$519	$(291)	$(227)

The provision for income taxes differs from the amount computed at the statutory federal income tax rate due primarily to the dividends received deduction (DRD), state income taxes, and change in valuation allowance.

28

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

7. Income Taxes (continued)

Deferred income tax assets and liabilities consist of the following as of December 31:

	2014	2013
	(In Thousands)
Deferred income tax assets:
Future policy benefits	$4,864	$2,850
Investment losses	370	4,221
Reinsurance derivative	2,088	–
Net operating loss	144	687
Other	3	3
Total deferred income tax assets	7,469	7,761
Valuation allowance	–	(72)
Net deferred income tax assets	7,469	7,689

Deferred income tax liabilities:
Deferred policy acquisition costs	2,212	1,667
Value of business acquired	1,274	1,448
Investment gains	2,645	119
Reinsurance derivative	–	1,796
Future policy benefits	56	–
Other	29	30
Total deferred income tax liabilities	6,216	5,060
Net deferred income tax asset	$1,253	$2,629

The Company assesses the available positive and negative evidence surrounding the recoverability of the deferred income tax assets and applies its judgment in estimating the amount of valuation allowance necessary under the circumstances. The Company recorded a valuation allowance of $0 at December 31, 2014, and $72,000 at December 31, 2013.

At December 31, 2014, there was a state net operating loss (NOL) carryforward of $2.0 million that will expire in 2028.

29

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

8. Related-Party Transactions

During the years ended December 31, 2014, 2013, and 2012, the Company received $225,000, $232,000, and $248,000, respectively, from affiliates and affiliated sponsored mutual funds for revenue sharing fees. These revenues are included in asset-based fees in the statements of operations.

During the years ended December 31, 2014, 2013, and 2012, the Company received $81,000, $78,000 and $67,000, respectively, from affiliates for administrative services. These fees are included in other revenues in the statements of operations.

During the years ended December 31, 2014, 2013, and 2012, the Company paid $827,000, $692,000, and $337,000, respectively, to affiliates for providing management and administrative services. These expenses are included in commissions and other operating expenses in the statements of operations.

The Company has contracted with Guggenheim Partners Investment Management, LLC (GPIM), an affiliate, to perform investment advisory services. During the years ended December 31, 2014, 2013, and 2012, the Company paid fees of $656,000, $294,000 and $44,000, respectively, for the services performed. These fees are included in commissions and other operating expenses in the statements of operations.

The Company had a payable to its affiliates of $168,000 as of December 31, 2014.  The Company had a receivable from its affiliates of $157,000 as of December 31, 2013.

The Company received $25.0 million in capital contributions from SBC during the year ended December 31, 2013.

9. Fair Value Measurements

Fair Value Hierarchy

In accordance with ASC 820, Fair Value Measurements and Disclosures, the Company groups its financial assets and liabilities measured at fair value in three levels based on the inputs and assumptions used to determine the fair value. These levels are as follows:

Level 1 – Valuations are based upon unadjusted quoted prices for identical instruments traded in active markets. Level 1 assets include certain cash equivalents and separate account assets.

30

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

Level 2 – Valuations are based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which significant assumptions are observable in the market. Level 2 assets include U.S. Treasury securities, other U.S. government securities, equity securities, and debt securities and certain asset-backed and mortgage-backed securities that are model-priced by vendors using inputs that are observable or derived principally from or corroborated by observable market data.

Level 3 – Valuations are generated from techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company’s assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of discounted cash flow models, spread-based models, and similar techniques using the best information available in the circumstances. Level 3 assets include certain debt securities and asset-backed securities priced using broker quotes or other methods that use unobservable inputs. Level 3 liabilities include embedded derivative instruments.

Determination of Fair Value

Under ASC 820, the Company bases fair values on the price that would be received to sell an asset (exit price) or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy in ASC 820.

Cash Equivalents

Cash equivalents include fixed maturities with an original maturity of 90 days or less and money market accounts. The cash equivalents based on quoted market prices are included in Level 1 assets. When quoted prices are not available, the Company’s valuation is consistent with the fixed maturities process.

31

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

Fixed Maturities

Fixed maturities include bonds and asset-backed securities. Fair values for fixed maturities are based on quoted market prices, if available. The assets based on quoted market prices are included in Level 1 assets.

For fixed maturities not actively traded, the Company’s top priority is to obtain fair values from independent pricing services. The Company has regular interactions with its investment advisors, to understand the pricing methodologies used and to confirm the prices are utilizing observable inputs. The pricing methodologies will vary based on the asset class and include inputs such as estimated cash flows, reported trades, broker quotes, credit quality, industry, and economic events. Fixed maturities with fair values obtained from pricing services, applicable market indices, or internal models with substantially all observable inputs are included in Level 2.

The Company will obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information if the Company is not able to utilize Level 1 or 2 sources. These assets are included in Level 3 and can include fixed maturities across all categories.

Equity Securities

Equity securities include non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are included in Level 1. When quoted prices are not available, the Company utilizes internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices; therefore, the assets are included in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities. These assets are included in Level 3.

Short-term investments

Short-term investments include fixed maturities with an original maturity greater than 90 days but less than one year. Fair values of short-term investments are determined in a manner consistent with the fixed maturities process previously discussed.

32

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

Separate Account Assets

Fair values of equity securities within the separate accounts are determined using quoted prices in active markets for identical assets, and are reflected in Level 1.

Embedded derivatives – Investment contract guarantees

The Company records guarantees for annuity contracts containing guaranteed riders for GMWBs as derivative instruments. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contacts. The cash flow estimates are produced using stochastic techniques under a variety of market returns scenarios and other best estimate assumptions. These liabilities are included in Level 3.

Reinsurance derivative asset/liability

The fair value of the reinsurance derivative is estimated based on the fair value of the assets supporting the funds withheld liability under the coinsurance funds withheld reinsurance arrangement or based on the fair value of the investment contract guarantee embedded derivative. These assets/liabilities are included in Level 3.

33

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

Assets and Liabilities Measured and Reported at Fair Value

The following table presents categories reported at fair value:

	December 31, 2014
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$56,556	$56,556	$–	$–
Fixed maturities:
U.S. Treasury securities and other U.S. government corporations and agencies	38,038	–	38,038	–
Obligations of government-sponsored enterprises	56,531	–	56,531	–
Corporate	226,247	–	199,863	26,384
Obligations of foreign governments	1,478	–	1,478	–
Municipal obligations	30,352	–	30,352	–
Commercial mortgage-backed	23,795	–	21,933	1,862
Residential mortgage-backed	21,119	–	20,941	178
Collateralized debt obligations	3,485	–	3,235	250
Other asset-backed obligation	78,588	–	71,157	7,431
Total fixed maturities	479,633		443,528	36,105
Equity securities:
Financial	4,894	–	4,894	–
Separate account assets	141,699	141,699	–	–
Total assets	$682,782	$198,255	$448,422	$36,105

Liabilities:
Embedded derivatives:
GMWB reserve	$525	$–	$–	$525
Reinsurance derivative liability	4,746	–	–	4,746
Total liabilities	$5,271	$–	$–	$5,271

34

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

	December 31, 2013
		Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets:
Cash equivalents	$89,999	$89,999	$–	$–
Fixed maturities:
U.S. Treasury securities and other U.S. government corporations and agencies	17,778	–	17,778	–
Obligations of government-sponsored enterprises	36,091	–	34,474	1,617
Corporate	103,219	–	88,095	15,124
Obligations of foreign governments	1,923	–	1,923	–
Municipal obligations	29,662	–	29,662	–
Commercial mortgage-backed	19,038	–	14,927	4,111
Residential mortgage-backed	24,014	–	24,014	–
Collateralized debt obligations	2,788	–	–	2,788
Other asset-backed obligation	53,307	–	35,619	17,688
Total fixed maturities	287,820	–	246,492	41,328
Equity securities:
Financial	5,118	–	5,118	–
Short-term investments	630	–	630	–
Reinsurance derivative asset	4,592	–	–	4,592
Separate account assets	146,255	146,255	–	–
Total assets	$534,414	$236,254	$252,240	$45,920

Liabilities:
Embedded derivatives:
GMWB reserve	$306	$–	$–	$306
Total liabilities	$306	$–	$–	$306

35

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

Changes in Level 3 Fair Value Measurements

The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2014, is as follows:

							Change in
		Total Realized/Unrealized					Unrealized
		Gains and Losses					Gains and
		Included in		Purchases,			Losses in
	Balance at	Included	Other	Issuances,		Balance at	Net Income
	January 1,	in	Comprehensive	Sales, and		December 31,	for Positions
	2014	Net Income(1)	Income	Settlements	Transfers	2014	Still Held
	(In Thousands)
Assets:
Fixed maturities:
Obligations of government-sponsored enterprises	$1,617	$ 46	$ 74	$ (13)	$(1,724)	$ –	$ 44
Corporate	15,124	274	248	8,539	2,199	26,384	335
Commercial mortgage-backed	4,111	256	49	892	(3,446)	1,862	14
Residential Mortgage-backed	–	(2)	(4)	184	–	178	–
Collateralized debt obligations	2,788	135	62	(64)	(2,671)	250	14
Other asset-backed obligation	17,688	401	(49)	(2,206)	(8,403)	7,431	(18)
Total fixed maturities	41,328	1,110	380	7,332	(14,045)	36,105	389
Reinsurance derivative asset	4,592	(4,592)	–	–	–	–	(4,592)
Total assets	$45,920	$(3,482)	$ 380	$7,332	$(14,045)	$36,105	$(4,203)

Liabilities:
Embedded derivatives:
GMWB reserves	$ 306	$ 219	$ –	$ –	$ –	$ 525	$ 219
Reinsurance derivative liability	–	4,746	–	–	–	4,746	4,746
Total liabilities	$ 306	$4,965	$ –	$ –	$ –	$5,271	$4,965

(1)
Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized/unrealized gains (losses) in the statements of operations. The changes in the market value of the embedded derivatives for the GMWB reserves are included in other benefits in the statements of operations.

36

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2014, is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Fixed maturities:
Obligations of government-sponsored enterprises	$ –	$ –	$ 13	$ –	$ (13)
Corporate	9,670	–	1,131	–	8,539
Commercial mortgage-backed	1,000	–	108	–	892
Residential mortgage- backed	236	–	52	–	184
Collateralized debt obligations	668	–	732	–	(64)
Other asset-backed obligations	2,231	–	4,437	–	(2,206)
Total assets	$ 13,805	$ –	$ 6,473	$ –	$ 7,332

37

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

The reconciliation for all Level 3 assets and liabilities measured at fair value using significant unobservable inputs for the year ended December 31, 2013, is as follows:

							Change in
		Total Realized/Unrealized					Unrealized
		Gains and Losses					Gains and
		Included in		Purchases,			Losses in
	Balance at	Included	Other	Issuances,		Balance at	Net Income
	January 1,	in	Comprehensive	Sales, and		December 31,	for Positions
	2013	Net Income(1)	Income	Settlements	Transfers	2013	Still Held
	(In Thousands)
Assets:
Fixed maturities:
Obligations of government-sponsored enterprises	$ –	$ 1	$ (36)	$ 1,204	$ 448	$ 1,617	$ –
Corporate	4,282	(351)	(195)	11,563	(175)	15,124	(344)
Commercial mortgage-backed	1,576	(156)	(11)	2,702	–	4,111	(185)
Collateralized debt obligations	–	32	13	2,743	–	2,788	(11)
Other asset-backed obligation	7,265	14	127	14,026	(3,744)	17,688	(214)
Total fixed maturities	13,123	(460)	(102)	32,238	(3,471)	41,328	(754)
Reinsurance derivative asset	–	4,592	–	–	–	4,592	4,592
Total assets	$ 13,123	$ 4,132	$(102)	$ 32,238	$ (3,471)	$ 45,920	$ 3,838

Liabilities:
Embedded derivatives:
GMWB reserves	$ 789	$ (483)	$ –	$ –	$ –	$ 306	$ (483)
Reinsurance derivative liability	4,182	(4,182)	–	–	–	–	(4,182)
Total liabilities	$ 4,971	$ (4,665)	$ –	$ –	$ –	$ 306	$ (4,665)

(1)
Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized/unrealized gains (losses) in the statements of operations. The changes in the market value of the embedded derivatives for the GMWB reserves are included in other benefits in the statements of operations.

38

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

The details of the Level 3 purchases, issuances, sales, and settlements for the year ended December 31, 2013, is as follows:

	Purchases	Issuances	Sales	Settlements	Net
	(In Thousands)
Assets:
Fixed maturities:
Obligations of government-sponsored enterprises	$1,206	$–	$2	$–	$1,204
Corporate	11,907	–	344	–	11,563
Commercial mortgage-backed	3,515	–	813	–	2,702
Collateralized debt obligations	3,162	–	419	–	2,743
Other asset-backed obligations	14,554	–	528	–	14,026
Total assets	$34,344	$–	$2,106	$–	$32,238

39

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

Transfers

Transfers of assets and liabilities measured at fair value between hierarchy levels for the year ended December 31, 2014, are as follows:

	Transfers Out of Level 1 Into Level 2	Transfers Out of Level 1 Into Level 3	Transfers Out of Level 2 Into Level 1	Transfers Out of Level 2 Into Level 3	Transfers Out of Level 3 Into Level 1		Transfers Out of Level 3 Into Level 2
	(In Thousands)
Assets:
Fixed maturities:
Obligations of government-sponsored enterprises	$–	$–	$–	$–		$–	$1,724
Corporate	–	–	–	3,558		–	1,359
Commercial mortgage-backed	–	–	–	149		–	3,595
Collateralized debt obligations	–	–	–	–		–	2,671
Other asset-backed obligation	–	–	–	3,427		–	11,830
Total Fixed maturities	$–	$–	$–	$7,134	$		$21,179

Transfers of assets and liabilities measured at fair value between hierarchy levels for the year ended December 31, 2013, are as follows:

	Transfers Out of Level 1 Into Level 2	Transfers Out of Level 1 Into Level 3	Transfers Out of Level 2 Into Level 1	Transfers Out of Level 2 Into Level 3	Transfers Out of Level 3 Into Level 1	Transfers Out of Level 3 Into Level 2
	(In Thousands)
Assets:
Fixed maturities:
Obligations of government-sponsored enterprises	$–	$–	$–	$448	$–	$–
Corporate	–	–	–	–	–	175
Other asset-backed obligation	–	–	–	225	–	3,969
Total Fixed maturities	$–	$–	$–	$673	$–	$4,144

40

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

During 2014 and 2013, the majority of assets transferred into and out of Level 3 included those assets that the Company was or was not subsequently able to obtain a price from a recognized third-party pricing vendor.

The transfers between levels are determined as of the end of the period for which the transfer was completed.

Quantitative Information about Level 3 Fair Value Measurements

The following tables provide quantitative information about the significant unobservable inputs used for fair value measurements categorized within Level 3, excluding assets and liabilities for which significant unobservable inputs primarily consist of those valued using broker quotes.

	As of December 31, 2014
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Fixed maturities:
Corporate	$ 4,113	Discounted Cash Flow	Credit spread	140 – 325 [233] basis points (bps)
	2,234	Market Comparables	Earnings before interest, taxes, depreciation and amortization multiple	12.0x
			Liquidity adjustment	100 bps
Residential mortgage-backed securities	178	Odd Lot Discount	Discount Rate	0.05%
Other asset-backed obligation	298	Discounted cash flow	Credit spread	263 bps
Total fixed maturities	6,823
Total assets	$ 6,823

41

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

As of December 31, 2014
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
(In Thousands)
Liabilities:
Embedded derivatives:
GMWB reserves	$ 525	Discounted cash flow	Own credit spread	119 bps
			Long-term equity market volatility	Market consistent
Reinsurance derivative liability	4,746	See Note (1)
Total liabilities	$ 5,271

	As of December 31, 2013
	Assets / Liabilities Measured at Fair Value	Valuation Technique(s)	Unobservable Input Description	Input/Range of Inputs [Weighted Average]
	(In Thousands)
Assets:
Fixed maturities:
Obligations of government-sponsored enterprises	$ 449	Comparable price	Trade price	90 basis points (bps)
Corporate	4,927	Discounted cash flow	Credit spread	140–412 [279] bps
Other asset-backed obligation	249	Discounted cash flow	Credit spread	389 bps
Total fixed maturities	5,625
Reinsurance derivative asset	4,592	See Note (1)
Total assets	$ 10,217

Liabilities:
Embedded derivatives:	$ 306	Discounted cash flow	Own credit spread	144 bps
GMWB reserves			Long-term equity market volatility	Market consistent
Total liabilities	$ 306

42

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

(1)	Equal to the net unrealized gains or losses on the underlying assets held in trust to support the funds withheld liability and GMWB reserves ceded to SBL (see Note 3).
(2)	The tables above exclude certain securities for which the fair value of $29.3 million and $35.7 million as of December 31, 2014 and 2013, respectively, was based on non-binding broker quotes.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. Increases or decreases in the credit spreads on the comparable assets could cause the fair value of assets to significantly decrease or increase, respectively. Additionally, the Company may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. Increases or decreases in this illiquidity premium could cause significant decreases or increases, respectively, in the fair value of the asset. Increases or decreases in market volatilities of the underlying assets supporting the funds withheld liability could cause significant increases or decreases, respectively, in the fair value of the embedded derivatives.

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value but required to be disclosed at fair value are as follows:

	December 31, 2014
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities):
Policy loans	$125	$126	$–	$–	$126
Individual and group annuities	(344,652)	(319,572)	–	–	(319,572)
Separate account liabilities	(141,699)	(141,699)	(141,699)	–	–

43

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

9. Fair Value Measurements (continued)

	December 31, 2013
			Fair Value Hierarchy Level
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(In Thousands)
Assets (liabilities):
Policy loans	$99	$99	$–	$–	$99
Individual and group annuities	(275,683)	(237,356)	–	–	(237,356)
Separate account liabilities	(146,255)	(146,255)	(146,255)	–	–

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments not measured at fair value but for which fair value is disclosed:

Policy loans – Fair values for policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Individual and group annuities – The fair values of the Company’s reserves and liabilities for investment-type insurance contracts are estimated using discounted cash flow analyses based on risk-free rates, nonperformance risk, and a risk margin. Investment-type insurance contracts include annuity and other policy contracts that do not involve significant mortality or morbidity risk and are only a portion of the policyholder liabilities appearing in the balance sheets. Insurance contracts include annuity and other policy contracts that involve significant mortality or morbidity risk. The fair values for insurance contracts, other than investment-type contracts, are not required to be disclosed.

Separate account liabilities – The fair values of the separate account liabilities are estimated based on the fair value of the related separate account assets, as these are considered to be pass-through contracts. As the applicable separate account assets are already reflected at fair value, any adjustment to the fair value of the block is an assumed adjustment to the separate account liabilities.

44

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

10. Reinsurance

Principal reinsurance assumed transactions are summarized as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Reinsurance assumed:
Premiums received	$547	$205	$13,544
Commissions paid	$–	$–	$611
Claims paid	$–	$–	$–
Surrenders paid	$435	$624	$9,974

Principal reinsurance ceded transactions are summarized as follows for the years ended December 31:

	2014	2013	2012
	(In Thousands)
Reinsurance ceded:
Premiums paid	$20,081	$17,688	$16,283
Commissions received	$1,094	$717	$733
Claim recoveries	$–	$2	$10
Surrenders recovered	$15,950	$21,735	$11,624

The value of the Company’s individual life insurance and the living benefit riders are reinsured 100% with SBL. As of December 31, 2014 and 2013, the funds withheld associated with this reinsurance agreement was $956,000 and $999,000, respectively.

As of December 31, 2014 and 2013, the value of the Company’s funds withheld under the indemnity retrocession agreement with GLAC was $166.4 million and $156.1 million. This amount is included in the funds withheld liability in the balance sheet.

At December 31, 2014 and 2013, the Company had established receivables totaling $166.0 milion and $155.9 million respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Life insurance in force ceded at December 31, 2014 and 2013, was $155,000 and $156,000, respectively.

45

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

11. Insurance Liabilities

The major components of policy reserves and annuity account values in the balance sheets are summarized as follows as of December 31:

	2014	2013
	(In Thousands)
Liabilities for individual annuities	$519,893	$440,585
Life and other reserves	105	104
Total policy reserves and annuity account values	$519,998	$440,689

The following is a summary of the account values and net amount at risk, net of reinsurance, for variable annuity contracts with GMDB invested in both general and separate accounts as of December 31:

	2014			2013
	Account Value	Net Amount at Risk	Weighted-Average Attained Age	Account Value	Net Amount at Risk	Weighted- Average Attained Age
	(Dollars in Thousands)
Return of premium	$72,823	$465	67	$78,759	$723	66
Step-up	59,719	1,497	67	66,495	2,421	66
Total GMDB	$132,542	$1,962	67	$145,254	$3,144	66

The determination of GMDB guarantees on variable annuity contracts is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The liabilities for GMDBs on variable annuity contracts reflected in the general account as of December 31, 2014 and 2013 were $966,000 and $1,179,000, respectively. These liabilities are included in the policy reserves and annuity account values in the balance sheets. The GMWB and GMIB liabilities are 100% reinsured to SBL, so no net liabilities for these benefits are reflected in the balance sheets as of December 31, 2014 and 2013.

46

First Security Benefit Life Insurance and Annuity Company of New York
(A Wholly Owned Subsidiary of Security Benefit Corporation)

Notes to Financial Statements (continued)

12. Commitments and Contingencies

The Company has no aggregate future lease commitments at December 31, 2014 or the years thereafter.  During the years ended December 31, 2014, 2013, and 2012 the Company paid $33,000, $37,000, and $32,000 respectively, for office rent expense. This expense is included in commissions and other operating expenses in the statements of operations.

Other legal and regulatory matters:  In the ordinary course of business, the Company is in discussions with its regulators about matters raised during regulatory examinations or otherwise subject to their inquiry. These matters could result in censures, fines, or other sanctions. Management believes the outcome of any resulting actions will not be material to the Company’s results of operations or financial condition. However, the Company is unable to predict the outcome of these matters.

Various legal proceedings and other matters have arisen in the ordinary course of the Company’s business. Management is of the opinion that the Company has substantial defenses with respect to these matters, and the Company’s ultimate liability, if any, resulting from such matters will not be material to its results of operations or its financial condition.

13. Subsequent Events

Subsequent events have been evaluated through April 13, 2015, which is the date the financial statements were issued. The Company has evaluated the impact of the events that have occurred subsequent to December 31, 2014. Based on this evaluation, the Company has determined that no events have occurred that were required to be recognized or disclosed in the financial statements.

47

PART C
OTHER INFORMATION

Item 24.               Financial Statements and Exhibits

(a)	Financial Statements

The following financial statements are included in Part B of this Registration Statement: (1) the audited financial statements of First Security Benefit Life Insurance and Annuity Company of New York at December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2013; and (2) the audited financial statements of Variable Annuity Account B – SecureDesigns Variable Annuity at December 31, 2014, and for each of the specified periods ended December 31, 2014 and 2013.

(b)	Exhibits

	(1)	Certified Resolution of the Board of Directors of First Security Benefit Life Insurance and Annuity Company of New York authorizing establishment of the Separate Account(e)

	(2)	Not Applicable

	(3)	(a)	Distribution Agreement(ac)
(i) Amendments Nos. 1 and 2(p)
		(b)	Marketing Organization Agreement(e)
(i) Amendment to Marketing Organization Agreement – Anti-Money Laundering Requirement(p)
		(c)	Commission Schedule
		(d)	Third Party Sales Agreement(i)

	(4)	(a)	Individual Contract (Form FSB236 1-05)(f)
		(b)	Individual Contract – Unisex (Form FSB236 1-05U)(f)
		(c)	Alternate Withdrawal Charge Rider (Form FSB223 5-04)(e)
		(d)	IRA Endorsement (Form FSB203 5-04)(e)
		(e)	Roth IRA Endorsement (Form FSB206 5-04)(e)
		(f)	Guaranteed Minimum Income Benefit Rider (Form FSB240 5-04)(e)
		(g)	Guaranteed Minimum Withdrawal Benefit Rider (Form FSB241 5-04)(e)
		(h)	Annual Stepped Up Death Benefit Rider (Form FSB218 10-01)(b)
		(i)	Credit Enhancement Rider (Form FSB222 7-02)(c)
		(j)	Asset Allocation Rider (Form FSB225 10-01)(b)
		(k)	Dollar Cost Averaging Rider (Form FSB226 10-01)(b)
		(l)	Bonus Credit Endorsement (Form FSB238 7-02)(d)
		(m)	Disability Rider (Form FSB220 10-01)(b)
		(n)	Tax Sheltered Annuity Endorsement (Form FSB202 R2-97)(a)
		(o)	Loan Endorsement (Form FSB221 10-01)(e)

	(5)	(a)	Individual Application (Form FSB237 (08-13))
		(b)	Application Supplement (Form FSB237 SUPP A (2-08))(r)
		(c)	Application Supplement (Form FSB237 SUPP B (2-08))(r)

(6)	(a)	Declaration and Certificate of Incorporation of First Security Benefit Life Insurance and Annuity Company of New York(h)
	(b)	Bylaws of First Security Benefit Life Insurance and Annuity Company of New York(h)

(7)	Automatic Reinsurance Agreement(i)

(8)	(a)	Participation Agreement – AIM(i)
(i) Amendments Nos. 1 and 2 to Participation Agreement(i)
(ii) Amendments No. 3 to Participation Agreement(k)
	(b)	Participation Agreement – AllianceBernstein(v)
	(c)	Participation Agreement – ALPS (Ibbotson) (ad)
	(d)	Participation Agreement – American Century(s)
	(e)	Participation Agreement – American Funds(ab)
	(d)	Participation Agreement – Blackrock(ab)
	(e)	Participation Agreement – Dreyfus(z)
(i) Amendment Nos. 1, 2 and 3 to Participation Agreement(z)
	(f)	Participation Agreement - Fidelity(ab)
	(g)	Participation Agreement – Franklin/Templeton (ad)
	(h)	Participation Agreement – Ivy(v)
	(i)	Participation Agreement – Janus (q)
	(j)	Participation Agreement – JPMorgan(v)
	(k)	Participation Agreement – Legg Mason(u)
	(l)	Participation Agreement – Lord Abbett(s)
	(m)	Participation Agreement – MFS(v)
	(n)	Participation Agreement – Morgan Stanley(v)
	(o)	Participation Agreement – Neuberger Berman(i)
	(p)	Participation Agreement – Oppenheimer(s)
	(q)	Participation Agreement – PIMCO(aa)
(i) Amendment Nos. 1, 2, 3 and 4 to Participation Agreement(aa)
	(r)	Participation Agreement – Putnam(v)
	(s)	Participation Agreement – Royce Capital Fund(r)
	(t)	Participation Agreement – Rydex(t)
	(u)	Participation Agreement – SBL Fund(ab)
	(v)	Participation Agreement – T. Rowe Price(ab)
	(w)	Participation Agreement – Transparent Value(ad)
	(x)	Information Sharing Agreement – AIM(m)
	(y)	Information Sharing Agreement – ALPS (Ibbotson)(z)
	(z)	Information Sharing Agreement – American Century(m)
	(aa)	Information Sharing Agreement – American Funds(ab)
	(ab)	Information Sharing Agreement – Dreyfus(m)
	(ac)	Information Sharing Agreement – Fidelity(ab)
	(ad)	Information Sharing Agreement – Franklin/Templeton Distributors, Inc.(v)
	(ae)	Information Sharing Agreement – Ivy(z)
	(af)	Information Sharing Agreement – Janus(n)
	(ag)	Information Sharing Agreement – Legg Mason(r)
	(ah)	Information Sharing Agreement – MFS(m)
	(ai)	Information Sharing Agreement – Neuberger Berman(y)
	(aj)	Information Sharing Agreement – Oppenheimer(m)
	(ak)	Information Sharing Agreement – PIMCO(aa)
	(al)	Information Sharing Agreement – Putnam(z)
	(am)	Information Sharing Agreement – Royce(m)

	(an)	Information Sharing Agreement – Rydex(m)
	(ao)	Information Sharing Agreement – SBL Fund(w)
	(ap)	Information Sharing Agreement – T. Rowe Price(z)
	(aq)	Information Sharing Agreement – Van Kampen(m)

(9)		Opinion of Counsel

(10)		Consent of Independent Registered Public Accounting Firm

(11)		Not Applicable

(12)		Not Applicable

(13)		Powers of Attorney of Barry G. Ward, Anthony D. Minella, John F. Guyot, Michael P. Kiley, Douglas G. Wolff, Katherine P. White, and Roger S. Offermann(ab)

(a)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 33-83240 (filed April 30, 1998).
(b)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed May 28, 2002).
(c)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed July 19, 2002).
(d)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed February 28, 2003).
(e)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed August 11, 2004).
(f)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed November 18, 2004).
(g)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 29, 2005).
(h)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-83240 (filed April 28, 2006).
(i)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 28, 2006).
(j)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2006).
(k)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(l)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-89236 (filed April 27, 2007).
(m)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 033-85592 (filed April 27, 2007).
(n)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2007).
(o)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-118136 (filed April 28, 2008).
(p)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 13, 2007).
(q)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 28, 2008).
(r)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2009).
(s)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed April 15, 2011).
(t)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 30, 2010).
(u)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 29, 2011).
(v)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed December 28, 2012).
(w)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-41180 (filed April 27, 2007).
(y)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-84159 (filed April 27, 2009).
(z)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-142084 (filed February 21, 2013).
(aa)	Incorporated herein by reference to the Exhibits filed with Registration Statement No. 333-120600 (filed April 27, 2012).
(ab)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.333-142084 (filed April 30, 2014)
(ac)	Incorporated herein by reference to the Exhibits filed with Registration Statement No.333-84159 (filed April 30, 2014)
(ad)	Incorporated herein by reference to the Exhibits filed with Registration Statement No333-142084 (filed April 30, 2015)

Item 25.                      Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Offices with Depositor
Michael P. Kiley*	Chairman of the Board, CEO, and Director
Douglas G. Wolff*	President and Director
Peggy S. Avey 800 Westchester Ave., Suite 641 N Rye Brook, New York 10573	Assistant Vice President, Chief Administrative Officer, and Assistant Secretary
John F. Guyot*	Vice President, General Counsel, Secretary, and Director
Barry G. Ward*	Vice President, Chief Financial Officer, Chief Risk Officer, Treasurer, and Director
Anthony D. Minella	Vice President, Chief Investment Officer and Director
Jeanne Slusher	Vice President and Auditor
Roger S. Offermann*	Vice President, Lead Actuary, and Director
Wayne S. Diviney 9496 Bay Front Drive Norfolk, VA 23518	Director
Stephen A. Crane 480 Park Avenue New York, NY 10022	Director
Stephen R. Herbert 1100 Summer Street Stamford, CT 06905	Director
Katherine P. White 1035 5th Avenue, Apt. 14D New York, NY 10028	Director
Carmen R. Hill*	Chief Compliance Officer
Susan Lacey*	Vice President and Controller
*Located at One Security Benefit Place, Topeka, Kansas 66636.

Item 26.                      Persons Controlled by or Under Common Control with the Depositor or Registrant

The Depositor, First Security Benefit Life Insurance and Annuity Company of New York, is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of First Security Benefit Life Insurance and Annuity Company of New York.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).  Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2012, are:

Name	Jurisdiction	Percent of Voting Securities Owned
1888 Fund, Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
1900 Capital, Inc.	DE	100%	by Compatriot Capital, Inc.
5180 CLO LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC

Name	Jurisdiction	Percent of Voting Securities Owned
7100 Holdings, LLC	DE	100%	by EquiTrust Life Insurance Company
A24 Films, LLC	DE	66.7%	by SBC Funding, LLC
ACEI Holdco, LLC (fka IIP Bridge Funding, LLC)	DE	100%	by GPFT Holdco, LLC
ACEIG, LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
Advisor Research Center, LLC	MD	100%	by Rydex Fund Services, LLC
AF V, LLC	DE	100%	by Corporate Funding VI, LLC
AF VI, LLC	DE	100%	by Corporate Funding VI, LLC
AF VII, LLC	DE	100%	by Corporate Funding VI, LLC
AFSP Fund I Partners, LLC	DE	53.6%	by Compatriot Capital, Inc.
Aircraft Mgmt. Company, LLC	DE	100%	by GPFT Holdco, LLC
Ann Arbor City Apartments LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding LLC
Argus Portfolios Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100%	by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.3%	by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100%	by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100%	by GWM Holdco, LLC
Astoria InvestCo Holdings, LLC	DE	100%	by Security Benefit Life Insurance Company
Astoria InvestCo, LLC	DE	50%	by Astoria InvestCo Holdings, LLC
Aureus Group, LLC	DE	29.9%	by Compatriot Capital, Inc.
Ballinshire investment entities	DE	100%	by EL Funding, LLC
Bennington Stark Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Bingham LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Bismarck Development Company, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
Bound Brook Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100%	Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100%	by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100%	by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100%	by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5%	by GC Parent Holdings, LLC
California Reverse Mortgage Co.	CA	100%	by Generation Financial Mortgage, LLC
Caprock Funding entities	DE	100%	by LCLF investment entities
Carco Services, LLC	DE	100%	by Guggenheim Services, LLC
CCE Funding LLC	DE	100%	by Compatriot Capital, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100%	by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
CF-G Funding, LLC	DE	100%	by Gennessee Insurance Agency, LLC
Channel Capital Group Holdings, LLC	DE	38.3%	by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100%	by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Cohen Financial Services (DE), LLC	DE	100%	by Pillar Financial, LLC
Compatriot Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100%	by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Consolidated Investment Services, Inc.	NV	100%	by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Copper River CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Corporate Funding V, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100%	by GPFT Holdco, LLC
Corporate Funding VIII, LLC	DE	100%	by SL Funding, LLC
CP Aureus FSP, LP	DE	49.5%	by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100%	by Crown Point Capital Company, LLC
CSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4%	by 1900 Capital, Inc.
dcp Funding LLC	DE	27.8%	by Guggenheim Life and Annuity Company
dcp Funding LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Deferred Compensation investment entities	DE	36%-100%	by GC Deferred Compensation I, LLC
dick clark entities	DE	100%	by dcp Funding LLC
DLPG, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Dunbarre Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
E2 CTA Portfolio Limited	CYM	100%	by The Liberty Hampshire Company, LLC
E2M Fund II Holdco, LP	DE	47.8%	by Compatriot Capital, Inc.; Mgmt. by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4%	by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30%	by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100%	by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5%	by Compatriot Capital, Inc.; Mgmt. by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37%	by Compatriot Capital, Inc.
		60%	by E2M Fund II Holdco, LP
Edenton Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Edgehill Byron Capital Company Limited	IRL	0%	Mgmt. by Guggenheim Partners, LLC
EFC Holdings investment entities	DE	100%	by GPFT Holdco, LLC
Efland Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
EHC Funding, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
Eiger Fund I, LP	DE	38.8%	by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10%	by Compatriot Capital, Inc.
EL Funding, LLC	DE	100%	by SL Funding, LLC
ELSL Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Enterhealth, LLC	TX	21.3%	by Sammons Capital, Inc.
EquiTrust GBM Investco, LLC	DE	100%	by EquiTrust Life Insurance Company
EquiTrust Holdco Parent II, LLC	DE	30%	by Guggenheim Insurance Holdco, LLC; Mgmt. by Guggenheim Insurance Holdco, LLC
EquiTrust Holdco Parent, LLC	DE	100%	by EquiTrust Holdco Parent II, LLC; Mgmt. by EquiTrust Manager, LLC
EquiTrust Holdings, LLC	DE	100%	by EquiTrust Holdco Parent, LLC
EquiTrust Insurance Services, LLC	DE	100%	by Guggenheim Insurance Services, LLC
EquiTrust Life Insurance Company	IL	100%	by EquiTrust Holdings, LLC
EquiTrust Manager, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Eventine Funding, LLC	DE	100%	by Elsmere Insurance Agency, LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100%	by Security Benefit Corporation
Forklift Operations de Mexico, S.A. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100%	by Moore's Creek Capital Corporation
Franklin Park (Cyprus) Limited	CYP	100%	by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100%	by Infrastructure India Plc
GAAFS Holdings, LLC	DE	100%	by Guggenheim Advisors, LLC
GAIF II Aviation U.S. Source Asset Holding Companies	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation Asset Holding Companies	DE	100%	by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II Services Group, LLC	DE	100%	by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Fund, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Services Group, LLC	DE	100%	by GAIF II U.S. Source Fund, LP
GASG Co-Investor Fund I, LP	DE	50%	by 1900 Capital, Inc.
GBH Venture Co., Inc.	DE	100%	by Consolidated Investment Services, Inc.
GC Deferred Compensation I, LLC	DE	100%	by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100%	by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GC New York, LLC	DE	99.5%	by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.2%	by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100%	by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100%	by GC Parent Holdings, LLC
GC Repo, LLC	DE	100%	by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5%	by Guggenheim Partners, LLC
GDP property holding entities	DE	100%	by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100%	by GC Parent Holdings, LLC
GEIF GP, LLC	DE	99.5%	by Guggenheim Partners, LLC
Generation Financial Group, LLC	DE	50%	by JLx3, LLC
		50%	by Guggenheim Partners, LLC
Generation Financial Mortgage, LLC	DE	66.9%	by GPFT Holdco, LLC
Generation Financial Mortgage, LLC	DE	25.8%	by Generation Financial Group, LLC
Generation Mortgage Company	CA	100%	by Generation Financial Mortgage, LLC
Gennessee Insurance Agency, LLC	DE	100%	by Security Benefit Life Insurance Company
GFP Green Inc.	CYM	100%	by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100%	by GGIC, Ltd.
GFP Wind Holdings, LLC	DE	100%	by Guggenheim Franklin Park Management, LLC
GFPIC, L.P.	CYM	34.5%	by GFPID, LLC
GFPID, LLC	DE	40%	by GC Parent Holdings, LLC
GFS (Ireland) Limited	IRL	100%	by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) Public Limited Company	IRL	0%	Mgmt. by Guggenheim Fund Solutions, LLC
GGIC Greenbacker Funding Ltd.	CYM	100%	by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	100%	by GGIC, Ltd.; Mgmt. by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100%	by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100%	by GGIC, Ltd.

Name	Jurisdiction	Percent of Voting Securities Owned
GGIC Loan Funding I, LLC	DE	100%	by GGIC, Ltd.
GGIC Manager, LLC	DE	100%	by GGIC, Ltd.
GGIC, Ltd.	GGY	100%	by GFPIC, L.P.
GGT GP LLC	DE	100%	by GGT Manager
GGT Manager	DE	100%	by Guggenheim Holdings, LLC
GGT Multi-Strategy Fund LLC	DE	0%	Mgmt. by GGT Manager
GGT Multi-Strategy Funds	CYM	0%	Mgmt. by GGT GP LLC
GGT Trading	DE	0%	Mgmt. by GGT GP LLC
GH Financial, LLC	DE	100%	by Guggenheim Life and Annuity Company
GI Holdco II LLC	DE	100%	by Guggenheim Partners, LLC
GI Holdco LLC	DE	100%	by GI Holdco II LLC
GIA Asia Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100%	by GWM Holdco, LLC
GIA Services (CA), Inc.	DE	100%	by Guggenheim Investment Advisors, LLC
GIAS Funds	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GIFS (Cayman) Ltd.	CYM	100%	by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100%	by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50%	by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100%	by Guggenheim Partners Investment Mgmt., LLC
GLAC GBM Investco, LLC	DE	100%	by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Gladwin Holdings, LLC	DE	100%	by Guggenheim Life and Annuity Company
GMI GPIM, LLC	DE	100%	by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100%	by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100%	by Guggenheim Nicklaus Partners, LLC
GNCG Santiago LLC	DE	100%	by Guggenheim Capital Enterprises, LLC
GNCG Vigo LLC	DE	100%	by GNCG Santiago LLC
GNP property holding entities	DE	100%	by Guggenheim-Nicklaus Fund I, Ltd.
GNP property holding entities	DE	100%	by Guggenheim Nicklaus Partners, LLC
GP Energy Partners, LLC	DE	100%	by Guggenheim Securities, LLC
GP Feeder Fund Management, LLC	DE	100%	by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	0%	Mgmt. by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings III, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings IV, LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt., LLC
GPAM Holdings, Inc.	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPBLK, Inc.	DE	100%	by GP Holdco, LLC
GPC Portfolio Companies	DE	0%	Mgmt. by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100%	by GP Holdco, LLC
GPI Ventures, LLC	DE	100%	by The Grove Park Inn Resort, Inc.
GPIM Holdings V, LLC	DE	TBD	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPIM Holdings VI, LLC	DE	TBD	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GPM Center Court, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GRE Monroe Property LLC	DE	0%	Mgmt. by GRE Monroe LLC
GRE Monroe, LLC	DE	100%	by SBC Funding, LLC
GRE Plus Company, LLC	DE	99.5%	by Guggenheim Partners, LLC
GRE property holding companies	DE	84%-100%	by Guggenheim Plus Leveraged LLC

Name	Jurisdiction	Percent of Voting Securities Owned
GRE property holding companies	DE	67%-100%	by Guggenheim Real Estate Investment Trust; Mgmt. by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	95%-100%	by Guggenheim Plus Mezzanine Finance L.P.; Mgmt. by Guggenheim Plus Mezzanine Finance L.P.
GRE property holding companies	DE	100%	by Guggenheim Plus Unleveraged LLC
GRE U.S. Property Fund GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	100%	by GRE U.S. Property Fund GP LLC
Green Lane CLO Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
GREI GP LLC	DE	100%	by Guggenheim Real Estate LLC
GRES GP LLC	DE	100%	by Guggenheim Trust Company LLC
GS Gamma Advisors, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GS Gamma Investments, LLC	DE	0%	Mgmt. by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
GSA Manager LLC	DE	100%	by GGT Manager LLC
GSA OPH LLC	DE	0%	Mgmt. by GSA Manager LLC
GSFI, LLC	DE	70%	by Guggenheim Partners, LLC
		30%	by JLx3, LLC
GTVI Partners, LLC	DE	44.4%	by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	0%	Mgmt. by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100%	by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	0%	Mgmt. by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim aero Finance Company, LLC	DE	100%	by GPBLK, Inc.
Guggenheim Aircraft Opportunity GP, LLC	DE	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Alpha Solutions Fund, LLC	DE	100%	by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	0%	Mgmt. by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100%	by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100%	by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	0%	Mgmt. by Guggenheim Aviation Services II, LLP
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	0%	Mgmt. by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, LLP	DE	39.5%	by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Aviation Services, Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Capital Enterprises, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100%	by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	41%	by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Concinnity Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Concinnity Strategy Funds	DE	0%	Mgmt. by Guggenheim Partners, LLC
Guggenheim Corporate Funding, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Credit Services, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Development Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim Digital Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Disbursement Agent, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Distributors, LLC	KS	100%	by Rydex Holdings, LLC
Guggenheim Energy Advisors, LLC	DE	50%	by GP Energy Partners, LLC; Mgmt. by GP Energy Partners, LLC
Guggenheim Energy LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	0%	Mgmt. by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Enhanced Income Fund, LLC	DE	0%	Mgmt. by GPIM Holdings VI, LLC
Guggenheim Franklin Park Management, LLC	DE	100%	by GGIC, Ltd.
Guggenheim Fund Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Funding (Cayman) Ltd.	CYM	100%	by Guggenheim Capital, LLC
Guggenheim Funds Distributors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100%	by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Funds Services, LLC	DE	100%	by Guggenheim Funds Services Holdings, LLC
Guggenheim GGT (Swiss) Gmbh	CH	100%	by Guggenheim Global Trading, LLC
Guggenheim Global Investments Public Limited Company	IRL	100%	by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Global Trading, LLC	DE	99.5%	by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5%	by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Holdings, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100%	by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100%	by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100%	by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investment Advisory Solutions, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Investor Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim IQ Equity Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Knights of Security, LLC	DE	100%	by Guggenheim Partners, LLC
Guggenheim Life and Annuity Company	DE	100%	by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100%	by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Management, LLC	DE	100%	by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100%	by Guggenheim Capital, LLC
Guggenheim Media, LLC	DE	100%	by GI Holdco II LLC
Guggenheim Merchant Manager, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Mortgage Capital, LLC	DE	80%	by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70%	by GC Parent Holdings, LLC
Guggenheim Opportunities Investors III, LLC	DE	100%	by Guggenheim Capital, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Partners Advisory Company	SD	100%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	0%	Mgmt. by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100%	by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5%	by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.5%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Guggenheim Partners London Premises Limited	UK	100%	by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100%	by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100%	by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Partners, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Plus GP LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	0%	Mgmt. by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	0%	Mgmt. by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	100%	by Guggenheim Plus L.P.; Mgmt. by Guggenheim Trust Company LLC
Guggenheim Plus Mezzanine Finance L.P.	DE	91%	by Guggenheim Plus L.P.; Mgmt. by GRES GP LLC/Guggenheim Trust Company LLC
Guggenheim PLUS Strategic Funding Member, Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Portfolio Management (India) Private Limited	IND	49.9%	by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Premises I, LLC	DE	100%	by Guggenheim Capital, LLC
Guggenheim Private Debt Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Private Family Network, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Proprietary Investor investment entities	CYM	100%	by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	0%	Mgmt. by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	100%	by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5%	by GPFT Holdco, LLC
Guggenheim Real Estate Partners L.P.	DE	94.9%	by GPFT Holdco, LLC
Guggenheim Real Estate Services Inc.	DE	100%	by Guggenheim Real Estate LLC
Guggenheim Receivable Financing, LLC	DE	100%	by Guggenheim Services, LLC
Guggenheim Reinsurance Holdings, LLC	DE	100%	by GPBLK, Inc.
Guggenheim Retail Real Estate Partners, Inc.	DE	100%	by GC Parent Holdings, LLC
Guggenheim SBC Holdings, LLC	DE	0%	Mgmt. by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Securities, LLC	DE	100%	by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5%	by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100%	by Security Investors, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Guggenheim Stella Multi-Strategy Fund, LP	DE	100%	by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5%	by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Guggenheim Technology Ventures I, L.P.	DE	0%	Mgmt. by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	63.8%	by GPFT Holdco, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100%	by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100%	by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100%	by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5%	by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim Wealth Services, LLC	DE	100%	by GWM Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100%	by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5%	by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50%	by Guggenheim Partners Investment Mgmt., LLC
GWM Holdco, LLC	DE	99.5%	by Guggenheim Partners, LLC
HB property holding entities	DE	100%	by Retail Investors III, LLC
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100%	by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100%	by Consolidated Investment Services, Inc.
HHEP-DirecPath, LP	DE	25%	by Sammons Capital, Inc.
HHEP-Directional, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.9%	by Sammons Capital, Inc.
HHEP-Ocular	DE	24.8%	by Sammons Capital, Inc.
HHEP-SafeMed, LP	DE	20.9%	by Sammons Capital, Inc.
Highland Peak investment entities	DE	100%	by EL Funding, LLC
IDF investment entities	DE	100%	by Security Benefit Life Insurance Company
IDF investment entities	DE	100%	by EquiTrust Life Insurance Company
IDF investment entities	DE	100%	by Guggenheim Life and Annuity Company
IIP Bridge Investors, LLC	DE	100%	by GPFT Holdco, LLC
Infrastructure India Plc	DE	100%	by Franklin Park (Cyprus) Limited
Internet Radio Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
IPEX LLC	DE	100%	by Generation Financial Group, LLC
IPEX Services, LLC	DE	100%	by Generation Financial Group, LLC
Iron Hill CLO Limited	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Jasmine Asset Funding Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
JHCCI Leasing LLC	DE	50%	by Compatriot Capital, Inc.
JLB 2728 Cedar Springs, LP	TX	30%	by JLB Partners LLC
		70%	by Compatriot Capital, Inc.
JLB BUILDERS LLC	TX	100%	by JLB Partners LLC
JLB McLean LLC	TX	30%	by JLB Partners LLC
		40.9%	by Compatriot Capital, Inc.
JLB Partners LLC	DE	30%	by Compatriot Capital, Inc.
JLB Peachtree LLC	TX	10%	by JLB Partners LLC
		70%	by Compatriot Capital, Inc.
JLB REALTY LLC	TX	100%	by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100%	by JLB Partners LLC
JLx3, LLC	DE	22.2%	by Guggenheim Partners, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
KDC Holdings, LLC	DE	50%	by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
King Tech Holdings Ltd.	CYM	100%	by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100%	by King Tech Holdings Ltd.
Kitts Hill Funding A, LLC	DE	100%	by LSFCA A, LLC
Kitts Hill Funding B, LLC	DE	100%	by LSFCA B, LLC
Kitts Hill Funding C, LLC	DE	100%	by LSFCA C, LLC
KLD Funding, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lamberton Funding, LLC	DE	100%	by Lavallette Insurance Agency, LLC
Lavallette Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
LCLF investment entities	DE	100%	by Corporate Funding V, LLC
Legacy (Cayman) Ltd.	CYM	100%	by Legacy Capital Company, LLC
Legacy Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100%	by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100%	by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5%	by Guggenheim Capital, LLC
Liberty Hampshire International Limited	CYM	100%	by The Liberty Hampshire Company, LLC
Links Holdings LLC	DE	99.5%	by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100%	by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40%	by Compatriot Capital, Inc.
LSFCA A, LLC	DE	100%	by AF V, LLC
LSFCA B, LLC	DE	100%	by AF VI, LLC
LSFCA C, LLC	DE	100%	by AF VII, LLC
Magma WCFF II Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99%	by Controladora Briggs de Mexico S. de R.L. de C.V.
		1%	by Briggs Equipment Mexico, Inc.
MF Master Seed Co., LLC	DE	100%	by SBC Funding, LLC
MF Seed Co., LLC	DE	100%	by MF Master Seed Co., LLC
Midland National Life Insurance Company	IA	100%	by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100%	by Midland National Life Insurance Company
Minerva Funding LLC	DE	100%	by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Minerva Holdings, LLC	DE	0%	Mgmt. by Guggenheim Corporate Funding, LLC
Minutemen Park Cayman Limited	CYM	0%	Mgmt. by Guggenheim Partners, LLC
MNL Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99%	by Briggs Equipment, Inc.
		1%	by Briggs Equipment Mexico, Inc.
Monterra investment entities	DE	100%	by EL Funding, LLC
Moore's Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
N318MM, LLC	KS	50%	by Security Benefit Corporation
NC property holding entities	DE	100%	by Retail Investors III, LLC
Nominee Holding Company, LLC	DE	100%	by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100%	by Sammons Financial Group, Inc.
Note Funding II, LLC	KS	100%	by Security Benefit Corporation
Note Funding III, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP II, LLC	KS	100%	by Security Benefit Corporation

Name	Jurisdiction	Percent of Voting Securities Owned
Note Funding MP III, LLC	KS	100%	by Security Benefit Corporation
Note Funding MP, LLC	KS	100%	by Security Benefit Corporation
Note Funding, LLC	KS	100%	by Security Benefit Corporation
NZC Guggenheim Funds	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
NZCG Funding	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Optimus Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Orpheus Funding, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Orpheus Holdings, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Otter, Inc.	OK	100%	by Sammons Power Development, Inc.
Paragon GBM Investco, LLC	DE	100%	by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100%	by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.3%	by Sammons Power Development, Inc.
PH Capital, LLC	DE	100%	by PLIC Holdings, LLC
Picton S.à r.l.	LUX	99.6%	by The Liberty Hampshire Company, LLC
Pilar Holdings, LLC	FL	88.4%	by GC Pilar Golf Investment, LLC
Pillar Capital Finance, LLC	DE	100%	by Pillar Financial, LLC
Pillar Financial, LLC	DE	24.2%	by GPFT Holdco, LLC;Mgmt. by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100%	by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100%	by Guggenheim Insurance Holdco, LLC
Property Disposition, Inc.	DE	100%	by Sammons Financial Group, Inc.
Relationship Funding (Cayman) Ltd.	CYM	100%	by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Retail Investors I, LLC	DE	49%	by Stonefire Investors, LLC
		51%	by Stonebridge Investors I, LLC
Retail Investors II, LLC	DE	99.5%	by Stonefire Investors, LLC; Mgmt. by Stonebridge Investors II, LLC
Retail Investors III, LLC	DE	0%	Mgmt. by Stonebridge Investors II, LLC
RHDFJ Partners, LP	TX	50%	by JLB Partners LLC
		50%	Compatriot Capital, Inc.
Ridgefield Funding Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Rydex Fund Services, LLC	KS	100%	by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100%	by Guggenheim Partners Investment Mgmt. Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100%	by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
SAILES 2, LLC	DE	100%	by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100%	by Security Benefit Life Insurance Company
Sammons BW, Inc.	DE	100%	by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100%	by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Enterprises, Inc.	DE	100%	by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100%	by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100%	by Sammons Securities, Inc.
Sammons Power Development, Inc.	DE	100%	by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sammons Securities Company, LLC	DE	67.2%	by Sammons Securities, Inc.

Name	Jurisdiction	Percent of Voting Securities Owned
Sammons Securities, Inc.	DE	100%	by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Sandy Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Saulsbury Funding, LLC	DE	100%	by Searcy Insurance Agency, LLC
SB Carco Holdings, LLC	KS	100%	by Security Benefit Corporation
SB Carco, LLC	KS	100%	by SB Carco Holdings, LLC
SB Custody, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB Private Investments, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SB I property holding entities	DE	100%	by Retail Investors I, LLC
SB II property holding entities	DE	100%	by Retail Investors II, LLC
SB III property holding entities	DE	100%	by Retail Investors III, LLC
SBC Funding, LLC	KS	100%	by Security Benefit Corporation
SBTree, Inc.	DE	100%	by Guggenheim Partners, LLC
se2 Holdco, LLC	KS	100%	by Security Benefit Corporation
se2 Holdings, Inc.	KS	100%	by se2 Holdco, LLC
se2 Holdings, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
se2, LLC	KS	100%	by se2 Holdings, Inc.
Searcy Insurance Agency, LLC	DE	100%	by EquiTrust Life Insurance Company
SecBen GBM Investco, LLC	DE	100%	by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100%	by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100%	by GI Holdco II LLC
Security Benefit Corporation	KS	100%	by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100%	by Security Benefit Corporation
Security Distributors, Inc.	KS	100%	by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100%	by Security Benefit Corporation
Security Investors, LLC	KS	100%	by Rydex Holdings, LLC
Sentry Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
SFVII GP, LLC	DE	100%	by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100%	by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8%	by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7%	by Compatriot Capital, Inc.
SL Funding, LLC	DE	100%	by Guggenheim SBC Holdings, LLC
SLBCA Holding LLC	DE	90%	by Compatriot Capital, Inc.
		10%	by Village Green Holding LLC
SLF II-McCarty Investors II, LP	TX	69.5%	Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22%	by Compatriot Capital, Inc.
Solberg Reinsurance Company	IA	100%	by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85%	by SLBCA Holding LLC
South Blacktree Agency, LLC	DE	100%	by SBTree, Inc.
SRI Ventures, LLC	DE	100%	by Compatriot Capital, Inc.
Stellar Funding Ltd	CYM	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
Stone Secured investment entities	DE	100%	by EL Funding, LLC
Stonebridge Investors I, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonebridge Investors II, LLC	DE	99.5%	by GC Parent Holdings, LLC
Stonefire Investors, LLC	DE	100%	by Guggenheim Life and Annuity Company
Stony Point Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
TEK Financial, LLC	DE	99.5%	by Guggenheim Partners, LLC

Name	Jurisdiction	Percent of Voting Securities Owned
Terrabyte Development, LLC	DE	100%	by Guggenheim Retail Real Estate Partners, Inc.
The Liberty Hampshire Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100%	by Liberty Hampshire Holdings, LLC
The Property and Casualty Reinsurance Company of Bermuda Ltd.	BMU	100%	by Guggenheim Reinsurance Holdings, LLC
theAudience, Inc.	DE	0%	Mgmt. by SBC Funding, LLC
Thomas Creek Capital Corporation	DE	100%	by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	0%	Mgmt. by Guggenheim Partners India GP, LLC
Ticknor Corner Holdings LLC	DE	100%	by Minerva Holdings, LLC
Ticknor Corner LLC	DE	100%	by Ticknor Corner Holdings LLC
TK property holding entities	DE	100%	by Retail Investors III, LLC
Tocqueville Capital Company B.V.	DE	100%	by The Liberty Hampshire Company, LLC
Toledo-MNG, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6%	by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100%	by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100%	by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100%	by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100%	by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	0%	Mgmt. by Guggenheim Partners Investment Mgmt., LLC
UBSFC, LLC	DE	100%	by The Liberty Hampshire Company, LLC
UQ 720 Partners, LP	DE	95%	by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100%	by Guggenheim Life and Annuity Company
VGH St. Louis LLC	DE	100%	by Village Green Holding LLC
Village Green Communications LLC	DE	100%	by Village Green Holding LLC
Village Green Construction LLC	DE	100%	by Village Green Holding LLC
Village Green Development Holding LLC	DE	100%	by Village Green Holding LLC
Village Green Holding LLC	DE	50%	by Compatriot Capital, Inc.
Village Green Management Company LLC	DE	100%	by Village Green Holding LLC
V-Suites LLC	DE	100%	by Village Green Holding LLC
White Plains Capital Company, LLC	DE	100%	by The Liberty Hampshire Company, LLC
Wind Investors I, LLC	DE	100%	by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100%	by XONM LLC
XONM Capital LLC	DE	100%	by XONM LLC
XONM Funding LLC	DE	100%	by XONM Capital LLC
XONM LLC	DE	100%	by Guggenheim Mortgage Capital, LLC

First Security Benefit Life Insurance and Annuity Company of New York is also the depositor of the following separate accounts: T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York and Variable Annuity Account A.

As depositor of the separate accounts, FSBL might be deemed to control them.  In addition, certain of the separate accounts invest in shares of Guggenheim Variable Funds Trust (“the Trust”), a “series” type mutual fund registered under the Investment Company Act of 1940.  An affiliate of FSBL serves as investment advisor to the Trust.  The purchasers of FSBL’s variable annuity contracts investing in the Trust will have the opportunity to instruct FSBL with respect to the voting of shares of the Trust held by the separate accounts as to certain matters.  Subject to such voting instructions, FSBL might be deemed to control the Trust.

Item 27.                      Number of Contracts Owners

As of February 28, 2015there were 302 owners of Qualified Contracts and 149 owners of Non-Qualified Contracts issued under Variable Annuity Account B.

Item 28.                      Indemnification

Article IX, Section 1(a) of the By-laws of First Security Benefit Life Insurance and Annuity Company of New York includes the following provision:

The Corporation shall indemnify to the fullest extent now or hereafter provided for or permitted by law each person involved in, or made or threatened to be made a party to, any action suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the Corporation or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the Corporation, being hereinafter referred to as an “Enterprise”), and including appeals therein (any such action or process being hereinafter referred to as a “Proceeding”), by reason of the fact that such person, such person’s testator or intestate (i) is or was a director or officer of the Corporation, or (ii) is or was serving, at the request of the Corporation, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney’s fees, actually and reasonably incurred as  a result of or in connection with any Proceeding, except as provided in Subsection (b) below.

Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a)(1)
Security Distributors, Inc. (“SDI”) acts as principal underwriter of the Contracts issued under Variable Annuity Account B, which includes SecureDesigns Variable Annuity and AdvanceDesigns Variable Annuity.

(a)(2)	SDI also acts as principal underwriter for:

Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)

(a)(3)	In addition, SDI acts as principal underwriter for the following separate accounts of Security Benefit Life Insurance Company:

SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV

Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (ClassicStrategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)

(a)(4)	SDI acts as principal underwriter for the following Nationwide Life Insurance Company Separate Accounts:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account 9

(b)	Name and Principal Business Address*	Position and Offices with Underwriter
	Michael K. Reidy	President and Chairman of the Board
	Kurt E. Auleta	Vice President, Sales Operations and Director
	Paula K. Dell	Vice President
	Justin Jacquinot	Senior Vice President, Direct Relationships
	James J. Kiley	Vice President, Education Markets
	Jeff Hunter	Treasurer
	Yolande C. Nichols	Chief Compliance Officer
	James R. Schmank	Vice President
	Christopher D. Swickard	Vice President, Secretary and Director
	Mark W. Turner	Vice President, Education Markets
	Kevin M. Watt	Vice President
	Donald A. Wiley	Vice President
	Carmen R. Hill	Second Vice President and Assistant Secretary
	Kenneth J. Rathke	Assistant Vice President
	Kimberley A. Brown	Assistant Vice President
* For all persons listed, the principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001.

(c)	(1)	(2)	(3)	(4)	(5)
	Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Other Compensation
	Security Distributors, Inc.	$236,569	$58,1822	$0	N/A

1    FSBL pays commissions to selling broker-dealers through SDI.  This is the amount paid to SDI in connection with all Contracts sold through the Separate Account.  SDI passes through to the selling broker-dealers all such amounts.

2    A contingent deferred sales charge may be assessed on a full or partial withdrawal from the Contract.  This is the amount of contingent deferred sales charge assessed in connection with all withdrawals from all contracts in the Separate Account, all of which is passed through to FSBL.

Item 30.	Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by First Security Benefit Life Insurance and Annuity Company of New York at its home office –800 Westchester Avenue, Suite 641N, Rye Brook, New York 10573, and at its administrative office – One Security Benefit Place, Topeka, Kansas 66636-0001.

Item 31.                      Management Services

All management contracts are discussed in Part A or Part B.

Item 32.                      Undertakings

(a)
Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

(b)	Registrant undertakes that it will provide, as part of the Application to purchase the Contract, a space that the applicant can check to receive a copy of the Statement of Additional Information.

(c)
Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to First Security Benefit Life Insurance and Annuity Company of New York at the address or phone number listed in the prospectus.

(d)
First Security Benefit Life Insurance and Annuity Company of New York represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(e)
Depositor represents that it is relying upon American Council of Life Insurance, SEC No-Action Letter, [1988-1989 Transfer Binder] Fed. Sec. L. Rep. (CCH) 78,904 (Nov. 28, 1988), and that it has complied with the provisions of paragraphs (1)-(4) of such no-action letter which are incorporated herein by reference.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and that it has caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 27th day of April 2015.

FIRST SECURITY BENEFIT LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK (THE DEPOSITOR) VARIABLE ANNUITY ACCOUNT B (THE REGISTRANT)
By:	*
Michael P. Kiley, Chairman of the Board and Chief Executive Officer

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 27, 2015.

SIGNATURES AND TITLES

By:	*
Michael P. Kiley, Chairman of the Board and Chief Executive Officer

By:	*
Barry G. Ward, Vice President, Chief Financial Officer, Chief Investment Officer, Chief Risk Officer, Treasurer, and Director (chief accounting officer)

By:	*
John F. Guyot, Vice President, General Counsel, Secretary, and Director

By:	*
Roger S. Offermann, Vice President, Lead Actuary, and Director

By:	*
Anthony D. Minella, Vice President, Chief Investment Officer and Director

By:	*
Douglas G. Wolff, President and Director

By:	*
Katherine P. White, Director

*By:	/s/ CHRIS SWICKARD
Chris Swickard, as Attorney-in-Fact

EXHIBIT INDEX

(3)	(c)	Commission Schedule

(5)	(a)	Individual Application (Form FSB237 (08-13))

(9)	Opinion of Counsel

(10)	Consent of Independent Registered Public Accounting Firm